AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
                                                             FILE NO. 333-60149
                                                              FILE NO. 811-8108
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             [X]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]
POST-EFFECTIVE AMENDMENT NO. 1
                                                                             [X]

                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             [X]

AMENDMENT NO.12                                                              [X]


                          PROTECTIVE VARIABLE ANNUITY
                               SEPARATE ACCOUNT
                          (EXACT NAME OF REGISTRANT)



                       PROTECTIVE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                            2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                                (205) 879-9230
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                                ---------------
                          STEVE M. CALLAWAY, ESQUIRE
                       PROTECTIVE LIFE INSURANCE COMPANY
                            2801 HIGHWAY 280 SOUTH
                          BIRMINGHAM, ALABAMA, 35223
                   (NAME AND ADDRESS OF AGENT FOR SERVICES)


                                   COPY TO:
                           STEPHEN E. ROTH, ESQUIRE

                       SUTHERLAND, ASBILL & BRENNAN LLP

                        1275 PENNSYLVANIA AVENUE, N.W.
                            WASHINGTON, D.C. 20004
                                (202) 383-0158

                                ---------------

It is proposed that this filing become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;

[X] on May 1, 1999 pursuant to paragraph (b) of Rule 485;

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485;

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485;

[ ] on date pursuant to paragraph (a)(ii) of Rule 485.



         TITLE OF SECURITIES BEING REGISTERED: INTERESTS IN A SEPARATE
              ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

[GRAPHIC]
ELEMENTS(SM)
A VARIABLE ANNUITY


                                               PROTECTIVE LIFE INSURANCE COMPANY
                                               PROTECTIVE VARIABLE ANNUITY
                                               SEPARATE ACCOUNT
                                               2801 HIGHWAY 280 SOUTH
                                               BIRMINGHAM, ALABAMA 35223
                                               TELEPHONE: 1-800-866-3555


     This Prospectus describes the Elements(SM) Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.



     You may allocate your Purchase Payments and associated Credits to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account, the Guaranteed Account, or both. The assets of each Sub-Account will be invested solely in a corresponding Fund of Protective Investment Company, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust. The Funds are:

PROTECTIVE INVESTMENT COMPANY          MFS(R) VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND              NEW DISCOVERY SERIES
SMALL CAP VALUE FUND                   EMERGING GROWTH SERIES
CAPITAL GROWTH FUND                    RESEARCH SERIES
CORE U.S. EQUITY FUND                  GROWTH WITH INCOME SERIES
GROWTH AND INCOME FUND                 UTILITIES SERIES
GLOBAL INCOME FUND                     TOTAL RETURN SERIES



OPPENHEIMER VARIABLE ACCOUNT FUNDS      CALVERT VARIABLE SERIES, INC.
AGGRESSIVE GROWTH FUND/VA               SOCIAL SMALL CAP GROWTH
GLOBAL SECURITIES FUND/ VA                PORTFOLIO
CAPITAL APPRECIATION FUND/VA            SOCIAL BALANCED PORTFOLIO
MAIN STREET GROWTH &                    VAN ECK WORLDWIDE INSURANCE
  INCOME FUND/VA                        TRUST
HIGH INCOME FUND/VA                     WORLDWIDE HARD ASSETS FUND
MONEY FUND/VA                           WORLDWIDE REAL ESTATE FUND
STRATEGIC BOND FUND/VA



     The value of your Contract, except amounts you allocate to the Guaranteed Account, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.




     This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information contains additional information about the Contract and the Variable Account, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).




     PLEASE READ THIS PROSPECTUS CAREFULLY. INVESTORS SHOULD KEEP A COPY FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS.




THE ELEMENTS(SM) CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK OR FINANCIAL INSTITUTION. IT IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999

                               TABLE OF CONTENTS





                                                                     PAGE
                                                                  ---------
 DEFINITIONS ..................................................        3
 EXPENSE TABLES ...............................................        4
   Examples ...................................................        6
 SUMMARY ......................................................        9
   The Contract ...............................................        9
   Federal Tax Status .........................................       11
 CONDENSED FINANCIAL INFORMATION ..............................       11
 THE COMPANY, VARIABLE ACCOUNT AND
   FUNDS ......................................................       13
   Protective Life Insurance Company ..........................       13
   Protective Variable Annuity Separate Account ...............       13
   Administration .............................................       13
   The Funds ..................................................       13
   Protective Investment Company (PIC) ........................       14
   MFS(R) Variable Insurance Trust(SM) ........................       14
   Oppenheimer Variable Account Funds .........................       15
   Calvert Variable Series, Inc. ..............................       15
   Van Eck Worldwide Insurance Trust ..........................       16
   Other Investors in the Funds ...............................       16
   Addition, Deletion or Substitution of Investments ..........       17
 DESCRIPTION OF THE CONTRACT ..................................       17
   The Contract ...............................................       17
   Parties to the Contract ....................................       18
   Issuance of a Contract .....................................       19
   Purchase Payments ..........................................       19
   Right to Cancel ............................................       20
   Allocation of Purchase Payments ............................       20
   Variable Account Value .....................................       20
   Transfers ..................................................       22
   Surrenders and Partial Surrenders ..........................       24
 THE GUARANTEED ACCOUNT .......................................       25
 DEATH BENEFIT ................................................       26
   Standard Death Benefit .....................................       27
   Optional Benefit Packages ..................................       27
 SUSPENSION OR DELAY IN PAYMENTS ..............................       28
 CHARGES AND DEDUCTIONS .......................................       28
 Surrender Charge .............................................       28
 Mortality and Expense Risk Charge ............................       30
 Administration Charges .......................................       30
 Transfer Fee .................................................       30
 Contract Maintenance Fee .....................................       31
 Fund Expenses ................................................       31
 Premium Taxes ................................................       31
 Other Taxes ..................................................       31
 ANNUITIZATION ................................................       31
   Annuity Commencement Date ..................................       31
   Fixed Income Payments ......................................       31
   Variable Income Payments ...................................       31
   Annuity Options ............................................       32
   Minimum Amounts ............................................       33
   Death of Annuitant or Owner After Annuity
      Commencement Date .......................................       33



                                                                     PAGE
                                                                  ---------
 YIELDS AND TOTAL RETURNS .....................................       33
   Yields .....................................................       33
   Total Returns ..............................................       34
   Standardized Average Annual Total Returns ..................       34
   Non-Standard Average Annual Total Returns ..................       34
   Performance Comparisons ....................................       34
   Other Matters ..............................................       35
 FEDERAL TAX MATTERS ..........................................       36
   Introduction ...............................................       36
   The Company's Tax Status ...................................       36
 TAXATION OF ANNUITIES IN GENERAL .............................       36
   Tax Deferral During Accumulation Period ....................       36
   Taxation of Partial and Full Surrenders ....................       37
   Taxation of Annuity Payments ...............................       38
   Taxation of Death Benefit Proceeds .........................       38
   Assignments, Pledges, and Gratuitous Transfers .............       39
   Penalty Tax on Premature Distributions .....................       39
   Aggregation of Contracts ...................................       39
   Loss of Interest Deduction Where Contract Is Held
      By or For the Benefit of Certain Nonnatural
      Persons .................................................       39
 QUALIFIED RETIREMENT PLANS ...................................       40
   In General .................................................       40
   Direct Rollovers ...........................................       42
 FEDERAL INCOME TAX WITHHOLDING ...............................       43
 GENERAL MATTERS ..............................................       43
   The Contract ...............................................       43
   Error in Age or Gender .....................................       43
   Incontestability ...........................................       43
   Non-Participation ..........................................       43
   Assignment .................................................       44
   Notice .....................................................       44
   Modification ...............................................       44
   Reports ....................................................       44
   Settlement .................................................       44
   Receipt of Payment .........................................       44
   Protection of Proceeds .....................................       44
   Minimum Values .............................................       44
   Application of Law .........................................       44
   No Default .................................................       44
 DISTRIBUTION OF THE CONTRACTS ................................       45
   Inquiries ..................................................       45
 PREPARATION FOR YEAR 2000 ....................................       45
 IMSA .........................................................       46
 LEGAL PROCEEDINGS ............................................       46
 VOTING RIGHTS ................................................       46
 FINANCIAL STATEMENTS .........................................       47
 STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
 APPENDIX A: Purchase Payment Credit examples .................      A-1
 APPENDIX B: Death Benefit calculation examples ...............      B-1
 APPENDIX C: Surrender Charge calculation examples ............      C-1
 APPENDIX D: Variable Annuitization calculation ...............      D-1

                                  DEFINITIONS

     "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

     ACCUMULATION UNIT: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

     ALLOCATION OPTION: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract.

     ANNUITY COMMENCEMENT DATE: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

     ANNUITY OPTION: The payout option under which the Company makes annuity income payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of the variable income payments.

     ASSUMED INVESTMENT RETURN: The assumed annual rate of return used to calculate the amount of the variable income payments.


     CONTRACT: The Elements(SM) flexible premium deferred variable and fixed annuity Contract.


     CONTRACT ANNIVERSARY: The same month and day as the Effective Date in each subsequent year of the Contract.

     CONTRACT VALUE: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

     CONTRACT YEAR: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.


     CREDIT: The amount we add to the Contract Value at the time we accept a Purchase Payment.


     DCA: Dollar cost averaging.


     DCA FIXED ACCOUNTS: The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

     EFFECTIVE DATE: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

     FIXED ACCOUNT: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.


     FUND: Any investment portfolio in which a corresponding Sub-Account invests.

     GUARANTEED ACCOUNT: The Fixed Account, DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

     PURCHASE PAYMENT: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

     QUALIFIED CONTRACTS: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

     SUB-ACCOUNT: A separate division of the Variable Account.


     VALUATION DAY: Each day on which the New York Stock Exchange is open for business.

     VALUATION PERIOD: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

     VARIABLE ACCOUNT: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.


     WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office.

                                EXPENSE TABLES

     The following expense information assumes that the entire Contract Value is Variable Account Value.



OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchase Payments ............................................... None
 Maximum Surrender Charge Imposed on Amount Surrendered (contingent deferred sales charge as a % of amount surrendered) ........................................................... 8.5%
 Transfer Processing Fee ................................................................. None*
ANNUAL CONTRACT MAINTENANCE FEE .......................................................... $ 30**



                                                                             WITH STANDARD   WITH OPTIONAL
                                                                                BENEFITS       BENEFITS
                                                                            --------------- --------------
ANNUAL ACCOUNT EXPENSES (as a percentage of average Variable Account value)
 Mortality and Expense Risk Charge ........................................ 1.25%           1.40%
 Administration Charge .................................................... 0.15%           0.15%
 Total Account Expenses ................................................... 1.40%           1.55%


ANNUAL FUND EXPENSES
(AFTER REIMBURSEMENT AND AS PERCENTAGE OF AVERAGE NET ASSETS)



                                              MANAGEMENT        OTHER            TOTAL ANNUAL
                                              (ADVISORY)   EXPENSES AFTER       FUND EXPENSES
                                                 FEES       REIMBURSEMENT   (AFTER REIMBURSEMENTS)
                                             ------------ ---------------- -----------------------
PROTECTIVE INVESTMENT COMPANY (PIC) (1)
 International Equity Fund .................      1.10%          0.00%               1.10%
 Small Cap Value Fund ......................      0.80%          0.00%               0.80%
 Capital Growth Fund .......................      0.80%          0.00%               0.80%
 CORE U.S. Equity Fund .....................      0.80%          0.00%               0.80%
 Growth and Income Fund ....................      0.80%          0.00%               0.80%
 Global Income Fund ........................      1.10%          0.00%               1.10%
MFS(R) VARIABLE INSURANCE TRUST(SM) (2, 3)
 New Discovery Series ......................      0.90%          0.27%               1.17%
 Emerging Growth Series ....................      0.75%          0.10%               0.85%
 Research Series ...........................      0.75%          0.11%               0.86%
 Growth With Income Series .................      0.75%          0.13%               0.88%
 Utilities Series ..........................      0.75%          0.26%               1.01%
 Total Return Series .......................      0.75%          0.16%               0.91%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Aggressive Growth Fund/VA .................      0.69%          0.02%               0.71%
 Global Securities Fund/VA .................      0.68%          0.06%               0.74%
 Capital Appreciation Fund/VA ..............      0.72%          0.03%               0.75%
 Main Street Growth & Income Fund/VA .......      0.74%          0.05%               0.79%
 High Income Fund/VA .......................      0.74%          0.04%               0.78%
 Strategic Bond Fund/VA ....................      0.74%          0.06%               0.80%
 Money Fund/VA .............................      0.45%          0.05%               0.50%
CALVERT VARIABLE SERIES, INC.(4)
 Social Small Cap Growth Portfolio .........      1.00%          0.33%               1.33%
 Social Balanced Portfolio .................      0.70%          0.18%               0.88%
VAN ECK WORLDWIDE INSURANCE TRUST
 Worldwide Hard Assets Fund ................      1.00%          0.16%               1.16%
 Worldwide Real Estate Fund(5) .............      0.00%          0.89%               0.89%
--------------------------------------------      ----           ----                ----


* Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)

** The contract maintenance fee may not apply. (See "Charges and Deductions".)

(1) The annual expenses listed for all of the PIC funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 1998 were:
   CORE U.S. Equity Fund 0.85%, Small Cap Value Fund 0.89%, International Equity Fund 1.39%, Growth and Income Fund 0.85%, Capital Growth Fund 0.86%, and Global Income Fund 1.28%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days notice to PIC, the investment manager has no present intention of doing so.


(2) MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of these series during the current fiscal year. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2001 in the case of the New Discovery Series).
   MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series. Absent the reimbursements, total expenses for the New Discovery Series for the period ended December 31, 1998 were 5.22%

(3) Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. Expenses do not take into account these expense reductions and are therefore higher than the actual expenses of the Series.

(4) The figures have been restated to reflect an increase in transfer agency expenses (the addition of 0.01%) for the Calvert Social Balanced Portfolio expected to be incurred in 1999. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated for the Calvert Social Balanced Portfolio) would be 0.86% for Calvert Social Balanced, and 1.12% for Calvert Social Small Cap Growth.


(5) Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services. The fee is based on an annual rate of 1% of the average daily net assets. The Adviser agreed to waive its management fees and assume all expenses of the fund except interest, taxes, brokerage commissions and extraordinary expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the period March 1, 1998 to December 31, 1998. For the year ended December 31, 1998, the Adviser assumed expenses in the amount of $49,729. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. As of December 31, 1998, the Adviser owned 39% of the outstanding shares of beneficial interest of the Fund.

     The above tables are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account and reflect the investment management fees and other expenses and total expenses for each Fund for the period January 1, 1998 to December 31, 1998. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for each of the Funds, which accompany this prospectus. In addition to the expenses listed above, premium taxes currently varying from 0 to 3.5% may be applicable in certain states.

EXAMPLES

STANDARD DEATH BENEFIT

     At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming selection of the standard death benefit, a 5% annual return on assets and the addition of a 3% Purchase Payment Credit added to the $1,000 investment for purposes of determining asset-based expenses. These examples do not show the offsetting effect of the Credit on the illustrated expenses. If the Credit was included as an offset to the illustrated expenses, the illustrated expenses would be lower and, in some cases, the Credit would exceed the amount of the illustrated expenses. In this manner, higher Credit percentages would have the effect of further lowering the illustrated expenses.

     1. If the Contract is surrendered at the end of the applicable time period:





SUB-ACCOUNT                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------- -------- --------- --------- ---------
   PIC International Equity ..................   $107      $166      $213      $300
   PIC Small Cap Value .......................    104       158       199       269
   PIC Capital Growth ........................    104       158       199       269
   PIC CORE U. S. Equity .....................    104       158       199       269
   PIC Growth and Income .....................    104       158       199       269
   PIC Global Income .........................    107       166       213       300
   MFS New Discovery .........................    107       168       217       307
   MFS Emerging Growth .......................    104       159       201       275
   MFS Research ..............................    104       159       202       276
   MFS Growth With Income ....................    104       160       203       278
   MFS Utilities .............................    106       164       209       291
   MFS Total Return ..........................    105       161       204       281
   Oppenheimer Aggressive Growth .............    103       155       194       260
   Oppenheimer Global Securities .............    103       156       196       263
   Oppenheimer Capital Appreciation ..........    103       156       196       264
   Oppenheimer Main Street Growth & Income ...    104       157       198       268
   Oppenheimer High Income ...................    103       157       198       267
   Oppenheimer Strategic Bond ................    104       158       199       269
   Oppenheimer Money Fund ....................    101       149       184       238
   Calvert Social Small Cap Growth ...........    109       173       224       323
   Calvert Social Balanced ...................    104       160       203       278
   Van Eck Worldwide Hard Assets .............    107       168       216       306
   Van Eck Worldwide Real Estate .............    105       160       203       279



     2. If the Contract is not surrendered at the end of the applicable time period:





SUB-ACCOUNT                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------- -------- --------- --------- ---------
  PIC International Equity ..........  $  27     $  83     $ 141     $ 300
  PIC Small Cap Value ...............     24        73       126       269
  PIC Capital Growth ................     24        73       126       269
  PIC CORE U. S. Equity .............     24        73       126       269
  PIC Growth and Income .............     24        73       126       269
  PIC Global Income .................     27        83       141       300
  MFS New Discovery .................     28        85       145       307
  MFS Emerging Growth ...............     24        75       128       275
  MFS Research ......................     24        75       129       276
  MFS Growth With Income ............     25        76       130       278
  MFS Utilities .....................     26        80       137       291
  MFS Total Return ..................     25        77       131       281

SUB-ACCOUNT                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------- -------- --------- --------- ----------
   Oppenheimer Aggressive Growth .............   23        71       121        260
   Oppenheimer Global Securities .............   23        72       123        263
   Oppenheimer Capital Appreciation ..........   23        72       123        264
   Oppenheimer Main Street Growth & Income ...   24        73       125        268
   Oppenheimer High Income ...................   24        73       125        267
   Oppenheimer Strategic Bond ................   24        73       126        269
   Oppenheimer Money Fund ....................   21        64       110        238
   Calvert Social Small Cap Growth ...........   29        90       153        323
   Calvert Social Balanced ...................   25        76       130        278
   Van Eck Worldwide Hard Assets .............   28        85       144        306
   Van Eck Worldwide Real Estate .............   25        76       130        279



OPTIONAL BENEFIT PACKAGES

     At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming selection of an optional benefit package, a 5% annual return on assets and a 3% Purchase Payment Credit added to the $1,000 investment for purposes of determining asset-based expenses. These examples do not show the offsetting effect of the Credit on the illustrated expenses. If the Credit was included as an offset to the illustrated expenses, the illustrated expenses would be lower and, in some cases, the Credit would exceed the amount of the illustrated expenses. In this manner, higher Credit percentages would have the effect of further lowering the illustrated expenses.


   3. If the Contract is surrendered at the end of the applicable time period:






SUB-ACCOUNT                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------- -------- --------- --------- ---------
   PIC International Equity ..................   $108      $171      $221      $315
   PIC Small Cap Value .......................    105       162       206       285
   PIC Capital Growth ........................    105       162       206       285
   PIC CORE U. S. Equity .....................    105       162       206       285
   PIC Growth and Income .....................    105       162       206       285
   PIC Global Income .........................    108       171       221       315
   MFS New Discovery .........................    109       173       224       322
   MFS Emerging Growth .......................    106       163       209       290
   MFS Research ..............................    106       164       209       291
   MFS Growth With Income ....................    106       164       210       293
   MFS Utilities .............................    107       168       216       306
   MFS Total Return ..........................    106       165       211       296
   Oppenheimer Aggressive Growth .............    104       159       202       276
   Oppenheimer Global Securities .............    105       160       203       279
   Oppenheimer Capital Appreciation ..........    105       161       204       280
   Oppenheimer Main Street Growth & Income ...    105       162       206       284
   Oppenheimer High Income ...................    105       161       205       283
   Oppenheimer Strategic Bond ................    105       162       206       285
   Oppenheimer Money Fund ....................    102       153       192       254
   Calvert Social Small Cap Growth ...........    110       177       231       338
   Calvert Social Balanced ...................    106       164       210       293
   Van Eck Worldwide Hard Assets .............    109       172       223       321
   Van Eck Worldwide Real Estate .............    106       165       211       294

   4. If the Contract is not surrendered at the end of the applicable time period:





SUB-ACCOUNT                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------- -------- --------- --------- ---------
   PIC International Equity ..................    $28      $87       $149      $315
   PIC Small Cap Value .......................     25       78        133       285
   PIC Capital Growth ........................     25       78        133       285
   PIC CORE U. S. Equity .....................     25       78        133       285
   PIC Growth and Income .....................     25       78        133       285
   PIC Global Income .........................     28       87        149       315
   MFS New Discovery .........................     29       89        152       322
   MFS Emerging Growth .......................     26       80        136       290
   MFS Research ..............................     26       80        137       291
   MFS Growth With Income ....................     26       80        138       293
   MFS Utilities .............................     28       85        144       306
   MFS Total Return ..........................     26       81        139       296
   Oppenheimer Aggressive Growth .............     24       75        129       276
   Oppenheimer Global Securities .............     25       76        130       279
   Oppenheimer Capital Appreciation ..........     25       76        131       280
   Oppenheimer Main Street Growth & Income ...     25       78        133       284
   Oppenheimer High Income ...................     25       77        132       283
   Oppenheimer Strategic Bond ................     25       78        133       285
   Oppenheimer Money Fund ....................     22       69        118       254
   Calvert Social Small Cap Growth ...........     31       94        160       338
   Calvert Social Balanced ...................     26       80        138       293
   Van Eck Worldwide Hard Assets .............     29       89        152       321
   Van Eck Worldwide Real Estate .............     26       81        138       294



     The examples assume that no transfer fee or premium taxes have been assessed. The examples assume that the contract maintenance fee is $30. The contract maintenance fee reflected in the above examples is based on an anticipated average Contract value of $52,603.26 for purposes of the examples based on a $1,000 investment.

     THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT



WHAT IS THE ELEMENTS(SM) CONTRACT?          The Elements(SM) Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract".)
                                            In certain states the Contract is offered as a group contract to eligible persons.
HOW IS A CONTRACT ISSUED?                   Protective Life will issue the Contract when it receives and accepts your complete application information and an initial Purchase Payment. (SEE
                                            "Issuance of a Contract.")
WHAT ARE THE PURCHASE PAYMENTS?             The minimum amount which Protective Life will accept as an initial
                                            Purchase Payment is $10,000. Subsequent Purchase Payments may be
                                            made at any time prior to the earlier of: (1) the oldest Owner's 80th birthday; or (2) the Annuitant's 80th birthday. No Purchase Payment will be accepted within 10 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is
                                            $100. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase
                                            Payments".)
CAN I CANCEL THE CONTRACT?                  You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten days) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value, less Credits applied, in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase
                                            Payments. (See "Right to Cancel".)
CAN I TRANSFER AMOUNTS IN THE CONTRACT?     Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a
                                            DCA Fixed Account. At least $100 must be transferred. Protective Life reserves the right to limit the maximum amount that may be transferred from the Fixed Account to the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. The Company reserves the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. (See "Transfers".)
CAN I SURRENDER THE CONTRACT?               Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders".) Surrenders may have federal (and state)
                                            income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Internal Revenue Code may not be
                                            allowed in certain circumstances. (See "Federal Tax Matters".)
IS THERE A DEATH BENEFIT?                   If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. The standard death benefit will equal the greater of: (1) the Contract Value less any Credits added to the Contract during the 12 months prior to the date of death; or (2) aggregate Purchase
                                            Payments less aggregate amounts surrendered, including surrender charges. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. (See "Death Benefit".)

                                             At the time of application the Owner may purchase an optional benefit package that may provide a death benefit which is greater than the standard death benefit provided under the contract. (See "Optional
                                             Benefit Packages".)
ARE THERE CHARGES AND DEDUCTIONS FROM MY     The following charges and deductions are made in connection with the
CONTRACT?                                    Contract:
   SURRENDER CHARGES.                        Full or partial surrenders are subject to a surrender charge. The surrender charge is equal to a specified percentage (maximum 8.5%) of the amount you surrender. The cumulative surrender charges assessed will never exceed 8.5% of the total Purchase Payments we accept under this Contract. (See "Surrender Charges.")
   MORTALITY AND EXPENSE RISK CHARGE.        We will deduct a mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. For Contracts issued with the standard death benefit, the charge equals, on an annual basis, 1.25%
                                             of the average daily net assets of the Variable Account value attributable to the Contracts. For Contracts issued with an optional benefit package, the charge equals 1.40% of such assets prior to the Annuity
                                             Commencement Date. (See "Optional Benefit Packages".) On and after the Annuity Commencement Date, the charge equals 1.25% of such assets. (See "Mortality and Expense Risk Charge".)
   ADMINISTRATION CHARGE.                    We will deduct an administration charge equal, on an annual basis, to
                                             0.15% of the average daily net assets of the Variable Account value supporting the Contracts. (See "Administration Charge".)
   CONTRACT MAINTENANCE FEE.                 Prior to the Annuity Commencement Date a contract maintenance fee of
                                             $30 is deducted from the Contract Value on each Contract Anniversary, and on any day that the Contract is surrendered, if the surrender occurs on any day other than the Contract Anniversary. Under certain circumstances, we may waive this fee. (See "Contract Maintenance
                                             Fee".)
   TAXES.                                    Some states impose premium taxes at rates currently ranging up to
                                             3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract
                                             Value upon a full or partial surrender, death or annuitization. The
                                             Company reserves the right to impose a charge for other taxes attributable to the Variable Account. (See "Charges and Deductions".)
   INVESTMENT MANAGEMENT FEES AND            The net assets of each Sub-Account of the Variable Account will reflect
   OTHER EXPENSES OF THE FUNDS.              the investment management fee the corresponding Fund incurs as well as the other operating expenses of that Fund. For each Fund, the investment manager receives a daily fee for its investment management services. The management fees are based on the average daily net assets of the Fund. (See "Fund Expenses" and the Funds' prospectuses.)
WHAT ANNUITY OPTIONS ARE AVAILABLE?          Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity
                                             Options include: payments for a certain period, and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See
                                             "Annuitization".)

IS THE CONTRACT AVAILABLE FOR QUALIFIED    We may issue the Contract for use with retirement plans that receive
RETIREMENT PLANS?                          special federal income tax treatment under the Internal Revenue Code such as pension and profit sharing plans (including H.R. 10 plans), tax sheltered annuities individual retirement accounts, and individual retirement annuities. Contracts issued for these qualified retirement plans are referred to as Qualified Contracts, and these types of plans are referred to as Qualified Plans. (See "Federal Tax Matters".)
OTHER CONTRACTS.                           We offer other types of annuity contracts and insurance policies which also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of Sub-Accounts and may offer different benefits than your Contract. To obtain more information about these contracts and policies, you may contact our administrative office in writing or by telephone.


FEDERAL TAX STATUS
     Generally, a distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters".)


                        CONDENSED FINANCIAL INFORMATION

   The date of inception of each of the sub-accounts is as follows:



  March 14, 1994 --      PIC International Equity
                         PIC Small Cap Value
                         PIC CORE U.S. Equity
                         PIC Growth and Income
                         PIC Global Income
                         Oppenheimer Money Fund (formerly PIC Money Market)
  June 13, 1995 --       PIC Capital Growth
  July 1, 1997 --        MFS Emerging Growth
                         MFS Research
                         MFS Growth with Income
                         MFS Total Return
                         Oppenheimer Aggressive Growth
                         Oppenheimer Capital Appreciation
                          (formerly Oppenheimer Growth)
                         Oppenheimer Main Street Growth
                          & Income (formerly Oppenheimer
                          Growth & Income)
                         Oppenheimer Strategic Bond
                         Calvert Social Small Cap Growth
                         Calvert Social Balanced
  November 5, 1998 --    MFS New Discovery
                         MFS Utilities
                         Oppenheimer Global Securities
                         Oppenheimer High Income
                         Van Eck Worldwide Hard Assets
                         Van Eck Worldwide Real Estate



     At December 31, 1994, 1995, 1996, 1997 and 1998, net assets of the Variable Account were represented by the following Accumulation Unit values and Accumulation Units. The Accumulation Unit values shown below are for a Contract issued with the standard death benefit, which has a total mortality and expense risk charge and administration charge of

1.40%. For Contracts issued with an optional benefit package, the total mortality and expense risk charge and administration charge is 1.55%, and the Accumulation Unit values would be lower than those for Contracts with the standard death benefit. You should read this information in conjunction with the Variable Account's financial statements and related notes in the Statement of Additional Information.




                                                    (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,
                                                        1994)           1995)           1996)           1997)           1998
                                                   --------------- --------------- --------------- --------------- --------------
PIC International Equity Sub-Account .............        9.48           11.18           13.12           13.51           16.07
PIC Small Cap Value Sub-Account ..................        8.91            9.35           11.09           14.46           12.07
PIC Capital Growth Sub-Account ...................         --            10.36           12.48           16.56           22.00
PIC CORE U.S. Equity Sub-Account .................        9.94           13.40           16.12           20.81           25.10
PIC Growth and Income Sub-Account ................        9.71           12.66           15.83           20.27           19.40
PIC Global Income Sub-Account ....................        9.82           11.32           12.22           13.25           14.42
MFS New Discovery Sub-Account ....................         --              --              --              --            11.97
MFS Emerging Growth Sub-Account ..................         --              --              --            11.36           15.02
MFS Research Sub-Account .........................         --              --              --            10.89           13.24
MFS Growth With Income Sub-Account ...............         --              --              --            11.40           13.75
MFS Utilities Sub-Account ........................         --              --              --              --            10.65
MFS Total Return Sub-Account .....................         --              --              --            11.10           12.29
Oppenheimer Aggressive Growth Sub-Account ........         --              --              --            10.97           12.16
Oppenheimer Global Securities Sub-Account ........         --              --              --              --            11.26
Oppenheimer Capital Appreciation Sub-Account .....         --              --              --            11.22           13.72
Oppenheimer Main Street Growth & Income
  Sub-Account ....................................         --              --              --            11.83           12.21
Oppenheimer High Income Sub-Account ..............         --              --              --              --            10.51
Oppenheimer Money Fund ...........................        1.02            1.05            1.09            1.13            1.17
Oppenheimer Strategic Bond Sub-Account ...........         --              --              --            10.33           10.47
Calvert Social Small Cap Growth Sub-Account ......         --              --              --            11.04           10.22
Calvert Social Balanced Sub-Account ..............         --              --              --            11.14           12.77
Van Eck Worldwide Hard Assets Sub-Account ........         --              --              --              --             9.50
Van Eck Worldwide Real Estate Sub-Account ........         --              --              --              --            10.39


     The number of Accumulation Units shown below assume a Contract with the standard benefit. No Accumulation Units were associated with Contracts with an optional benefit package on or before December 31, 1998.



                                                    (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,   (DECEMBER 31,
                                                        1994)           1995)           1996)           1997)           1998)
                                                   --------------- --------------- --------------- --------------- --------------
PIC International Equity Sub-Account .............    2,588,605        4,954,564       7,363,767       9,722,696     10,798,391
PIC Small Cap Value Sub-Account ..................    2,347,968        4,579,808       5,797,119       7,429,530      8,201,197
PIC Capital Growth Sub-Account ...................           --          930,249       2,419,601       4,493,710      6,926,984
PIC CORE U.S. Equity Sub-Account .................    1,682,927        4,128,798       6,300,382       8,495,067     10,415,387
PIC Growth and Income Sub-Account ................    4,260,743       10,012,351      13,291,398      17,539,696     19,909,590
PIC Global Income Sub-Account ....................    1,457,712        2,438,238       3,081,317       3,677,919      4,330,727
MFS New Discovery Sub-Account ....................           --               --              --              --             --
MFS Emerging Growth Sub-Account ..................           --               --              --         292,318      1,102,153
MFS Research Sub-Account .........................           --               --              --         577,212      1,987,679
MFS Growth With Income Sub-Account ...............           --               --              --         234,240      1,409,735
MFS Utilities Sub-Account ........................           --               --              --              --             --
MFS Total Return Sub-Account .....................           --               --              --         157,430      1,060,293
Oppenheimer Aggressive Growth Sub-Account ........           --               --              --         238,172        931,993
Oppenheimer Global Securities Sub-Account ........           --               --              --              --             --
Oppenheimer Capital Appreciation Sub-Account .....           --               --              --         321,669      1,167,782
Oppenheimer Main Street Growth & Income
  Sub-Account ....................................           --               --              --         247,774      1,644,982
Oppenheimer High Income Sub-Account ..............           --               --              --              --             --
Oppenheimer Money Fund ...........................    3,034,056        4,273,270       5,577,080       3,151,349      4,526,291
Oppenheimer Strategic Bond Sub-Account ...........           --               --              --         284,169      1,524,677
Calvert Social Small Cap Growth Sub-Account ......           --               --              --          12,376         53,800
Calvert Social Balanced Sub-Account ..............           --               --              --          94,365        481,687
Van Eck Worldwide Hard Assets Sub-Account ........           --               --              --              --             --
Van Eck Worldwide Real Estate Sub-Account ........           --               --              --              --             --


---------
* Accumulation unit values are rounded to the nearest whole cent.
** Accumulation units are rounded to the nearest unit.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS


PROTECTIVE LIFE INSURANCE COMPANY

     The Contracts are issued by Protective Life. A Tennessee corporation founded in 1907, Protective Life provides individual life insurance, annuities, group dental insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 1998, Protective Life had total assets of approximately $11.6 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $12.0 billion at December 31, 1998.


PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


     The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.


     Currently, twenty-three Sub-Accounts of the Variable Account are available under this Contract: PIC International Equity; PIC Small Cap Value; PIC Capital Growth; PIC CORE U.S. Equity; PIC Growth and Income; PIC Global Income; MFS New Discovery; MFS Emerging Growth; MFS Research; MFS Growth With Income; MFS Utilities; MFS Total Return; Oppenheimer Aggressive Growth; Oppenheimer Global Securities; Oppenheimer Capital Appreciation; Oppenheimer Main Street Growth & Income; Oppenheimer High Income; Oppenheimer Strategic Bond; Oppenheimer Money Fund; Calvert Social Small Cap Growth; Calvert Social Balanced; Van Eck Worldwide Hard Assets; and Van Eck Worldwide Real Estate. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of your Contract depends on the experience of the Sub-Accounts that you select. Other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.


ADMINISTRATION


     Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.



THE FUNDS

     Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company ("PIC Funds") managed by Protective Investment Advisors, Inc. (formerly Investment Distributors Advisory Services, Inc.), and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS(R) Variable Insurance Trust(SM) managed by MFS Investment Management; Calvert Variable Series, Inc. managed by Calvert Asset Management Company, Inc.; or Van Eck Worldwide Insurance Trust managed by Van Eck Associates Corporation. Shares of these Funds are offered only to:

     (1) the Variable Account,

   (2) other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies,

   (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and

     (4) certain qualified retirement plans.


     Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

     There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.



PROTECTIVE INVESTMENT COMPANY (PIC)

INTERNATIONAL EQUITY FUND.

     This Fund seeks to provide long-term capital appreciation. This Fund will pursue its objectives by investing substantially all, and at least 65%, of total assets in equity and equity-related securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.


SMALL CAP VALUE FUND.

     This Fund seeks long-term capital growth. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

CAPITAL GROWTH FUND


     This Fund seeks long-term capital growth. The Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity securities having long-term capital appreciation potential.


CORE U.S. EQUITY FUND.

     This Fund seeks a total return consisting of capital appreciation plus dividend income. This Fund will pursue its objectives by investing, under normal circumstances, at least 90% of its total assets in equity securities selected using both fundamental research and a variety of quantitative techniques in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.


GROWTH AND INCOME FUND.

     This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities that have favorable prospects of capital appreciation and/or dividend paying ability.


GLOBAL INCOME FUND.

     This Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in high quality fixed-income securities of U.S. and foreign issuers and through foreign currency transactions.


MFS(R) VARIABLE INSURANCE TRUST(SM)

NEW DISCOVERY SERIES.


     This Fund seeks to provide capital appreciation.



EMERGING GROWTH SERIES.


     This Fund seeks to provide long-term growth of capital.



RESEARCH SERIES.

     This Fund seeks to provide long-term growth of capital and future income.

GROWTH WITH INCOME SERIES.

     This Fund seeks reasonable current income and long-term growth of capital and income.


UTILITIES SERIES.

     This Fund seeks to provide capital growth and current income above that available from a portfolio invested entirely in equity securities.


TOTAL RETURN SERIES.

     This Fund seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.


OPPENHEIMER VARIABLE ACCOUNT FUNDS

AGGRESSIVE GROWTH FUND/VA.

     This Fund seeks to achieve long-term capital appreciation by investing in "growth-type" companies.


GLOBAL SECURITIES FUND/VA.


     This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.



CAPITAL APPRECIATION FUND/VA.

     This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.


MAIN STREET GROWTH & INCOME FUND/VA.


     This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.



HIGH INCOME FUND/VA.


     This Fund seeks a high level of current income from investment in high yield fixed-income securities.



STRATEGIC BOND FUND/VA.

     This Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.


MONEY FUND/VA.

     This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. AN INVESTMENT IN THE MONEY FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


CALVERT VARIABLE SERIES, INC.


SOCIAL SMALL CAP GROWTH PORTFOLIO.


     This Fund seeks to provide long-term capital appreciation by investing in equity securities of companies that have small market capitalizations.



SOCIAL BALANCED PORTFOLIO.


     This Fund seeks to achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the social criteria established for the Fund.

VAN ECK WORLDWIDE INSURANCE TRUST


WORLDWIDE HARD ASSETS FUND.


     This Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities". Hard Asset Securities are the stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from the exploration, development, production or distribution of (together "Hard Assets"):

      (i)   precious metals;

      (ii)  natural resources;

      (iii)  real estate; and

      (iv) commodities.



WORLDWIDE REAL ESTATE FUND.


     This Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED. MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS, THE EXPENSES OF THE FUNDS, THE RISKS ATTENDANT TO INVESTING IN THE FUNDS AND OTHER ASPECTS OF THEIR OPERATIONS CAN BE FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR TRANSFERS AMONG THE SUB-ACCOUNTS.


     Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

     Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.


     Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or adviser. These fees are consideration for administrative services provided to the Funds by Protective Life and its affiliates. Managers or advisers paying fees under these agreements do not increase the fees or expenses the Funds or their shareholders pay.



OTHER INVESTORS IN THE FUNDS


     PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life, and to Protective Life Annuity and Insurance Company (formerly American Foundation Life Insurance Company) a Protective Life affiliate, as the underlying investment for variable annuity contracts issued by Protective Life and Annuity Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity and variable life insurance policies or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity policies other than the Contracts or variable life insurance policies or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)

     Shares of the MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the boards of directors (or trustees) of the MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.



ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.


     Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine.

     If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.


                          DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.



THE CONTRACT


     The Elements(SM) Contract is a flexible premium deferred variable and fixed annuity contract issue by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group contract, you will receive a certificate evidencing your ownership interest in the group contract. Otherwise, you will receive an individual Contract.

     You may purchase the Contract on a non-qualified basis. You may also purchase it for use with certain qualified retirement plans that receive special federal income tax treatment under the Internal Revenue Code, such as pension and profit sharing plans (including H.R. 10 Plans), tax sheltered annuity plans, individual retirement accounts, and individual retirement annuities.


     You may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualfiied plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. You should carefully consider these benefits and features in relation to their costs as they apply to your particular situation.



PARTIES TO THE CONTRACT

OWNER.


     The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. The Company will only issue a Contract prior to each Owner's 80th birthday.


     The Owner of this Contract may be changed by Written Notice provided:


      (1) each new Owner's 80th birthday is after the Effective Date; and


      (2) each new Owner's 90th birthday is on or after the Annuity Commencement Date.


     For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value less any Credits added during the 12 months prior to death. Changing the Owner may result in a tax liability. (See "Taxation of Annuities in General: Assignments, Pledges, and Gratuitous Transfers.")



BENEFICIARY.

     The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

      PRIMARY -- The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.


      CONTINGENT -- The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.


     If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.


     Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.



ANNUITANT.

     The Annuitant is the person on whose life annuity income payments may be based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 80th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise.


     The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed.

PAYEE.

     The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.


ISSUANCE OF A CONTRACT


     To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $10,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

     If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Option as you direct in the application within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days.

     You may transmit information necessary to complete an application to the Company by telephone, facsimile, or electronic media.



PURCHASE PAYMENTS


     The Company will only accept Purchase Payments prior to the earlier of the oldest Owner's 80th birthday, or the Annuitant's 80th birthday. No Purchase Payment will be accepted within 10 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100. We reserve the right not to accept any Purchase Payment.

     Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

     Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic purchase payments on the 1st through the 28th day of each month. Each automatic purchase payment must be at least $100. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan. (See "Allocation of Purchase Payments".)


PURCHASE PAYMENT CREDITS

     On the date we accept a Purchase Payment, we will add a Credit to your Contract Value. We determine the Credit by multiplying the amount of the Purchase Payment by the Credit percentage associated with the cumulative Purchase Payments as shown below. During the first Contract Year, we aggregate Purchase Payments to determine the applicable Credit percentage. Due to this aggregation, it is possible that during the first Contract Year, part of the Credit added to your Contract Value is based on prior Purchase Payments.

     We apply Credits to the Allocation Options according to the allocation percentages of the Purchase Payments with which they are associated. If you return this Contract under the Right to Cancel provision, the amount we return to you will not include any applied Credits. Whenever we deduct Credits from the Contract Value, we will remove them from the Allocation Options on a pro-rata basis using the ratio of each Allocation Option value to the total Contract Value.

                              CREDIT PERCENTAGES





                                                          CREDIT
CUMULATIVE PURCHASE PAYMENTS                            PERCENTAGE
------------------------------------------------------ -----------
      Less than $100,000..............................     3.00%
      At least $100,000 but less than $250,000........     3.50%
      At least $250,000 but less than $500,000........     4.00%
      At least $500,000 but less than $1,000,000......     4.50%
      $1,000,000 or greater...........................     5.00%



     Refer to Appendix A for an example of how the Purchase Payment Credit is applied.


RIGHT TO CANCEL

     You have the right to return the Contract within a certain number of days after you receive it by returning it to our administrative office or the sales representative who sold it along with a written cancellation request. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value less Credits applied. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.



ALLOCATION OF PURCHASE PAYMENTS


     The allocation of your Purchase Payment and associated Credits among the Allocation Options you have selected will be at the next price determined after we receive your Purchase Payment. Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If such instructions are indicated by percentages, whole percentages must be used. Subsequent Purchase Payments made through the automatic purchase payment plan may not be allocated to any DCA Fixed Account. The Fixed Account is not available in the states of Oregon, Maryland, Massachusetts, or South Carolina. In the state of Oregon the DCA Fixed Accounts are only available for initial Purchase Payments.

     For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment and associated Credits (and any subsequent Purchase Payment and associated Credits made during the right-to-cancel period) to the Oppenheimer Money Fund Sub-Account until the expiration of the number of days in the free look period starting from the date we mail the Contract from our administrative office. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.


     Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile transmission or automated telephone system. For non-written instructions regarding allocations, we will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. The Company reserves the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.


VARIABLE ACCOUNT VALUE

SUB-ACCOUNT VALUE.


     A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment and associated Credits allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account. The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value.")



DETERMINATION OF ACCUMULATION UNITS.


     Purchase Payments and associated Credits allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units by dividing the dollar amount directed to the Sub-Account by the value of the Accumulation Unit for that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments and associated Credits allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. The Company executes such allocations and transfers as of the end of the Valuation Period in which it receives a Purchase Payment or Written Notice or other instruction requesting a transfer.


     Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:


     o surrenders and applicable surrender charges;

     o partial surrenders and applicable surrender charges;

     o deduction of Credits;


     o partial automatic withdrawals;

     o transfer from a Sub-Account;

     o payment of a death benefit claim;

     o application of the Contract Value to an Annuity Option; and

     o deduction of the annual contract maintenance fee.
Accumulation Units are canceled as of the end of the Valuation Period in which the Company receives Written Notice of or other instructions regarding the event.


DETERMINATION OF ACCUMULATION UNIT VALUE.


     The Accumulation Unit value for each Sub-Account at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day times the net investment factor. The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account on that day.



NET INVESTMENT FACTOR.

     The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the result of:

      a. the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus


      b. the per share amount of any dividend or capital gain distributions the Fund makes to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

      c. a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the Sub-Account.

   (2) is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.


   (3) is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period.



TRANSFERS

     Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate.

     You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we may transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per Contract Year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions -- Transfer Fee".)

     Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of:

      (1) $2,500; or

      (2) 25% of the Contract Value in the Fixed Account value.

     Transfers into the DCA Fixed Account are not permitted.


     Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile transmission, or automated telephone system. From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

     After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.



RESERVATION OF RIGHTS.


     We reserve the right to limit amounts transferred into or out of any account within the Guaranteed Account. We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions) without prior notice for any Contract or class of Contracts at any time for any reason. We also reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests transfers during a single Valuation Period on behalf of the Owners of two or more Contracts.

     After the Annuity Commencement Date, when variable income payments are selected additional restrictions apply. Transfers are allowed between Sub-Accounts, but limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.



DOLLAR COST AVERAGING.

     Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into a DCA Fixed Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

     You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

     The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. In the state of Oregon, the DCA Fixed Accounts are only available for the initial Purchase Payment. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account prior to allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the number and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. In states where the Fixed Account is not available, upon the termination of transfers from a DCA Fixed Account we will transfer any amount remaining in that DCA Fixed Account to the OppenheimerFunds Money Fund Sub-Account unless we have your instructions to allocate the remaining amount differently.


     Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.


     The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment and associated Credit allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the designated number of transfers have been completed, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account, we will transfer any amount remaining in that DCA Fixed Account into the Fixed Account unless you have otherwise instructed us how to allocate the remaining amount. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

     There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon 30 days' written notice to the Owner.



PORTFOLIO REBALANCING.


     Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

     You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).



     There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon 30 days' written notice to the Owner.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDER.


     At any time before the Annuity Commencement Date, you may request a surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request by Written Notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time. Partial and full surrenders from Contracts issued as tax sheltered annuities are prohibited in certain circumstances. (See "Federal Tax Matters.") A surrender may have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".) Under certain Annuity Options, a surrender value may be available. (See "Annuitization".)


SURRENDER VALUE.

     The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Day on which we receive your Written Notice requesting surrender and your Contract at our administrative office.


PARTIAL SURRENDER.

     At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $10,000. You must request the partial surrender by Written Notice. We will withdraw the amount requested from the Contract Value as of the Valuation Period during which we receive Written Notice requesting the partial surrender. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge.

     You may specify the amount of the partial surrender to be made from any Allocation Option. If the you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.


     A partial surrender may have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".)


CANCELLATION OF ACCUMULATION UNITS.


     Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.



SURRENDER AND PARTIAL SURRENDER RESTRICTIONS.

     The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.


RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS.


     There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:


       (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

       (ii) earnings on those contributions; and

      (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.
     Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

     In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

PARTIAL AUTOMATIC WITHDRAWALS.

     Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:


      (1) made an initial Purchase Payment of at least $20,000; or

      (2) a Contract Value as of the previous Contract Anniversary equal to $20,000.

     The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There are federal income tax consequences to partial automatic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)


     When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

     If any partial automatic withdrawal transaction would result in a Contract Value of less than $10,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. The partial automatic withdrawal plan will also terminate in the event that a non-automated partial surrender is made from a Contract participating in the plan, except on a partial surrender taken as a minimum required distribution from a Qualified Plan. (See "Qualified Retirement Plans".) Upon notification of the death of any Owner the Company will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.


     There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.


                            THE GUARANTEED ACCOUNT

     The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

     The Guaranteed Account currently includes the Fixed Account and two DCA Fixed Accounts. The Fixed Account and the DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

     Except for certain Contracts issued in certain states, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to an account within the Guaranteed Account, except that transfers may not be made into any DCA Fixed Account, and Purchase Payments may not be allocated to any DCA Fixed Account when that DCA Fixed Account value is greater than $0. All previously allocated funds must be transferred out of a DCA Fixed Account prior to allocating a subsequent Purchase Payment to that DCA Fixed Account. Amounts allocated or transferred to an account within the Guaranteed Account earn interest from the date the funds are credited to the account.

     The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

     DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which transfers are allowed from that DCA Fixed Account.


     From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.



GUARANTEED ACCOUNT VALUE.

     Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:


      (1) Purchase Payments and associated Credits allocated to the Guaranteed Account; plus


      (2) amounts transferred into the Guaranteed Account; plus

      (3) interest credited to the Guaranteed Account; minus

      (4) amounts transferred out of the Guaranteed Account; minus


      (5) the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

      (6) Credits and fees deducted from the Guaranteed Account.

     For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.



                                 DEATH BENEFIT


     If any Owner dies before the Annuity Commencement Date and while this Contract is in force, the Company will pay a death benefit, less any applicable premium tax, to the Beneficiary. We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


     The death benefit may be taken in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and the entire interest in the Contract must be distributed under one of the following options:

      (1) the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the Owner's death; or,

      (2) the entire interest must be distributed within 5 years of the Owner's death.


     If the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 80th birthday is after the Effective Date and the 90th birthday is after the Annuity Commencement Date then in effect. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to paragraph
(1) or (2), above.


     If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

     For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value less any Credits added during the 12 months prior to death regardless of whether the standard or optional death benefit was selected.


     The death benefit provisions of this Contract shall be interpreted to comply with the requirements of ss.72(s) of the Internal Revenue Code. We reserve the right to endorse this Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.


STANDARD DEATH BENEFIT

     The standard death benefit will equal the greater of:


      (1) the Contract Value less any Credits added to the Contract during the 12 months prior to the date of death; or

      (2) aggregate Purchase Payments less aggregate amounts surrendered, including associated surrender charges.



OPTIONAL BENEFIT PACKAGES

     At the time of application, the Owner may purchase an optional benefit package that may provide a death benefit which is greater than the standard death benefit provided under the Contract. A death benefit available under an optional benefit package must be distributed according to the rules in the "Death Benefit" section above.


     Currently, two optional benefit packages are available. If the Owner purchases one of these packages, the mortality and expense risk expense charge will increase by 0.15% to 1.40%, for total mortality and expense risk and administration charges of 1.55%. (See "Charges and Deductions".) Once you select an optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner's birthday as references to the Annuitant's birthday.

     Refer to Appendix B for an example of the calculation of each death benefit.



ANNUAL RESET DEATH BENEFIT PACKAGE.

     We will determine an annual reset anniversary value on each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:


      o the Contract Value on that Contract Anniversary; plus

      o all Purchase Payments and Credits since that Contract Anniversary;

      o minus all amounts surrendered including associated surrender charges since that Contract Anniversary.


     The death benefit will equal the greatest of:


      (1) the Contract Value less any Credits added during the 12 months prior to death; or

      (2) aggregate Purchase Payments less aggregate surrenders including associated surrender charges; or

      (3) the greatest annual reset anniversary value attained less any Credits added during the 12 months prior to death.


COMPOUND AND 3-YEAR RESET DEATH BENEFIT PACKAGE (NOT AVAILABLE IN THE STATE OF WASHINGTON).


     We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

      The compound anniversary value is equal to the sum of:


      (a) the accumulation to the Contract Anniversary of all Purchase Payments and Credits prior to that Contract Anniversary, minus the accumulation of amounts surrendered including associated surrender charges prior to that Contract Anniversary; plus,

      (b) any Purchase Payments and Credits on or since that Contract Anniversary, minus any amounts surrendered including associated surrender charges on or since that Contract Anniversary.

     If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

     We will determine a 3-year reset anniversary value every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal the sum of:

      o the Contract Value on that Contract Anniversary;


      o plus all Purchase Payments and Credits since that Contract Anniversary;


      o minus all amounts surrendered including associated surrender charges since that Contract Anniversary.


     The death benefit will equal the greatest of:


      (1) the Contract Value less any Credits added during the 12 months prior to death; or

      (2) aggregate Purchase Payments less aggregate surrenders including associated surrender charges; or

      (3) the compound anniversary value less any Credits added during the 12 months prior to death; or

      (4) the greatest 3-year reset anniversary value attained less any Credits added during the 12 months prior to death.

   Refer to Appendix B for an example of the calculation of each death benefit.



                        SUSPENSION OR DELAY IN PAYMENTS


     Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, the Company may delay such payment of a partial or full surrender of the Variable Account Value or death benefit for any period in the following circumstances where permitted by the state of issue:


      1) when the New York Stock Exchange is closed; or

      2) when trading on the New York Stock Exchange is restricted; or

      3) when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

      4) when the SEC, by order, so permits for the protection of security holders.

     The Company may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.



                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


GENERAL


     We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value if you make a full or partial surrender before the Annuity Commencement Date. We do not apply the surrender charge to the payment of a death benefit.

     In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets which may include amounts derived from the mortality and expense risk charge.

FREE WITHDRAWAL AMOUNT


     Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment(s) and is available only through the partial automatic withdrawal plan. After the first Contract Year the free withdrawal amount is equal to 10% of the Contract Value on the prior Contract Anniversary and is available through either the partial automatic withdrawal plan or through partial surrenders. No free withdrawal amount is available upon a full surrender. Amounts surrendered during a Contract Year in excess of the free withdrawal amount, and full surrenders, are subject to the surrender charge. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and, in some cases, may be subject to a 10% penalty tax. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")


DETERMINING THE SURRENDER CHARGE.

     Except in the State of Oregon, we calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

     In the State of Oregon, we calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments not previously assessed with a surrender charge using a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value to the initial Purchase Payment. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below.





                                           SURRENDER
                                           CHARGE AS
NUMBER OF FULL YEARS ELAPSED BETWEEN      PERCENTAGE
THE DATE PURCHASE PAYMENT WAS ACCEPTED     OF AMOUNT
AND THE DATE OF SURRENDER                 SURRENDERED
---------------------------------------- ------------
      0 ................................      8.5%
      1 ................................      8.5%
      2 ................................      8.5%
      3 ................................      8.0%
      4 ................................      7.0%
      5 ................................      6.0%
      6 ................................      5.0%
      7 ................................      3.0%
      8 ................................      1.0%
      9+ ...............................        0%



     The cumulative surrender charges assessed will never exceed 8.5% of the total Purchase Payments we have accepted under this Contract. Refer to Appendix C for an example of how the surrender charge is calculated in all states except Oregon.



REDUCTION OR ELIMINATION OF SURRENDER CHARGE.


     We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

     We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.

WAIVER OF SURRENDER CHARGES.


     If you select an optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

     (1) you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

     (2) you enter, for a period of at least ninety (90) days, a facility which is both

     (a) licensed by the state; and

     (b) qualified as a skilled nursing home facility under Medicare or Medicaid.

     For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

     The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in less than 12 months. You must submit written proof of a terminal illness satisfactory to the Company. The Company reserves the right to require an examination by a physician of its choice.

     Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments. We will deduct the amount of any Credits added to the Contract Value during the 12 months prior to the date we first waive surrender charges. When we deduct Credits from this Contract, they are removed pro-rata from among the current Allocation Options.

     If any Owner is not an individual, the Waiver of Surrender Charge provisions will apply to the Annuitant.


SUSPENSION OF BENEFITS.


     For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.



MORTALITY AND EXPENSE RISK CHARGE


     To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. Prior to the Annuity Commencement Date, for Contracts issued with the standard death benefit the charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account attributable to such Contracts. If you select one of the optional benefit packages, the mortality and expense risk expense charge will increase by 0.15% for a total mortality and expense risk charge of 1.40% of the average annual daily net assets of the Variable Account attributable to your Contract. (See "Optional Benefit Packages".) On, and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.25% of the average annual daily net assets of the Variable Account attributable to a Contract. We deduct the mortality and expense charge only from the Variable Account.

     The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as an amount received through a partial surrender for tax purposes. (See "Federal Tax Matters.")



ADMINISTRATION CHARGES


     We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to such Contracts. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.



TRANSFER FEE


     Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.




CONTRACT MAINTENANCE FEE


     Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.



FUND EXPENSES


     The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. (See the prospectuses for the Funds, which accompany this Prospectus.)



PREMIUM TAXES

     Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.


OTHER TAXES

     Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.


                                 ANNUITIZATION


ANNUITY COMMENCEMENT DATE


     On the Effective Date, the Annuity Commencement Date is the earlier of any Owner's 90th birthday or the Annuitant's 90th birthday. The Owner may change the Annuity Commencement Date by Written Notice. The proposed Annuity Commencement Date must be at least 30 days after the date the written request is received by the Company, and at least 10 years after the most recent Purchase Payment. The new Annuity Commencement Date may be any date before or on the Owner's or Annuitant's 90th birthday and may not be later than that date unless approved by Protective Life. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (E.G., past age
85), may in certain circumstances have adverse income tax consequences. (See "Federal Income Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.


     On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.


FIXED INCOME PAYMENTS

     Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.


VARIABLE INCOME PAYMENTS

     Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments.

ANNUITY UNITS.

     On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract remains constant unless there is an exchange of Annuity Units between Sub-Accounts.



VARIABLE INCOME PAYMENTS.

     We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.


     We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.


     The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:


     (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;


     (b) is the Annuity Unit value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.


     The AIR is equal to 5%, and the AIR factor is equal to one plus the AIR, or 1.05.

     IF THE NET INVESTMENT RETURN OF THE SUB-ACCOUNT FOR A VARIABLE INCOME PAYMENT PERIOD IS EQUAL TO THE AIR DURING THAT PERIOD, THE VARIABLE INCOME PAYMENT ATTRIBUTABLE TO THAT SUB-ACCOUNT FOR THAT PERIOD WILL EQUAL THE PAYMENT FOR THE PRIOR PERIOD. TO THE EXTENT THAT SUCH NET INVESTMENT RETURN EXCEEDS THE AIR FOR THAT PERIOD, THE PAYMENT FOR THAT PERIOD WILL BE GREATER THAN THE PAYMENT FOR THE PRIOR PERIOD; TO THE EXTENT THAT SUCH NET INVESTMENT RETURN FALLS SHORT OF THE AIR FOR THAT PERIOD, THE PAYMENT FOR THAT PERIOD WILL BE LESS THAN THE PAYMENT FOR THE PRIOR PERIOD.

     Refer to Appendix D for an explanation of the variable annuitization calculation.



EXCHANGE OF ANNUITY UNITS.


     After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.



ANNUITY OPTIONS.


     You may select an Annuity Option, or change your selection by Written Notice the Company receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B -- Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

   You may select from among the following Annuity Options:


     OPTION A -- PAYMENTS FOR A CERTAIN PERIOD:

      We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be surrendered for its commuted value while variable income payments under Option A are being made but fixed income payments under this option may not be surrendered.

     OPTION B -- LIFE INCOME WITH OR WITHOUT A CERTAIN PERIOD:

      Payments are based on the life of an Annuitant. If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment after completion of the certain period. IF NO CERTAIN PERIOD IS SELECTED, PAYMENTS WILL STOP UPON THE DEATH OF THE ANNUITANT(S), NO MATTER HOW FEW OR HOW MANY PAYMENTS HAVE BEEN MADE. The Contract may not be surrendered while variable income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

     ADDITIONAL OPTION:

      You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.



MINIMUM AMOUNTS

     If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.


DEATH OF ANNUITANT OR OWNER AFTER ANNUITY COMMENCEMENT DATE


     In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected, we will pay any remaining portion of such benefits at least as fast as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.



                           YIELDS AND TOTAL RETURNS


     From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORIC RESULTS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. More detailed information about the calculation of performance information appears in the Statement of Additional Information.


     Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)


YIELDS


     The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.


TOTAL RETURNS

     The cumulative total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.


     Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Account had invested in those Funds during those periods, using current charges and expenses associated with the Contract.



STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus. Protective Life may advertise the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.



     Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.



NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS


     In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as the standard version except deductions will include neither the surrender charges nor the contract maintenance fee and Credits associated with Purchase Payments may or may not be reflected. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.


     Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.


PERFORMANCE COMPARISONS

     Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.


OTHER MATTERS

     Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

     All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                              FEDERAL TAX MATTERS

INTRODUCTION


     The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


     This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS


     Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.



                       TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD


     Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:


      (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

      (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

      (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).


DIVERSIFICATION REQUIREMENTS.


     The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.



OWNERSHIP TREATMENT.

     In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, the IRS has not issued any such guidance.


     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.



NONNATURAL OWNER.

     As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

     In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:


      (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

      (2) certain Qualified Contracts;

      (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

      (4) certain Contracts used in connection with structured settlement agreements; and

      (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


DELAYED ANNUITY COMMENCEMENT DATES.

     If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

     The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.


TAXATION OF PARTIAL AND FULL SURRENDERS


     In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. In this regard, the Credit provided under the Contract is not treated as a Purchase Payment and thus does not increase the investment in the Contract. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.")

Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

     Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at leaast 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

     The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.


TAXATION OF ANNUITY PAYMENTS

     Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the Contract" (defined above) you allocate to the variable Annuity Option, adjusted for any period certain or refund feature, when payments begin divided by the number of payments expected (as determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

     Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

     There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

     Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding".) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers".)



TAXATION OF DEATH BENEFIT PROCEEDS


     Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:


      (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

      (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.


     After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

      (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      (2) if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

     Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS


     Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will increase to reflect the increase in the transferor's income.



PENALTY TAX ON PREMATURE DISTRIBUTIONS


     Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:


      (a) received on or after the Owner reaches age 59 1/2;

      (b) attributable to the Owner's becoming disabled (as defined in the tax law);

      (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);


      (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or


      (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


   (Similar rules, discussed below, apply in the  case of certain  Qualified
        Contracts.)



AGGREGATION OF CONTRACTS


     In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.


LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS

     In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in a portion of otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

                          QUALIFIED RETIREMENT PLANS

IN GENERAL


     The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.

     The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that you may make, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans. Those who are considering the purchase of a Contract in connection with a Qualified Plan should consider, in evaluating the suitability of the Contract, that the Contract requires a minimum initial Purchase Payment of $10,000.

     If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security ACT ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract. In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age
70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


     There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

      (a) received on or after the Owner reaches age 59 1/2;

      (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).


     These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

     When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

     Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES.


     Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as IRAs. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.


     However, you may not use the Contract in connection with an "Education IRA" under Section 530 of the Internal Revenue Code, a "Simplified Employee Pension" under Section 408(k) of the Internal Revenue Code, or a "Simple IRA" under Section 408(p) of the Internal Revenue Code.

     IRAs generally may not invest in life insurance contracts, but an annuity contract that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Owners of the Contract may purchase an optional benefit package which provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH IRAS.

     Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

     A qualifed distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. The state tax treatment of a Roth IRA may differ from federal tax treatment of a Roth IRA.

     As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the Contract's optional death benefit for purposes of the tax rules governing IRAs (which include Roth
IRAs). Persons intending to use the Contract in connection with a Roth IRA should seek competent advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS.


     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. If the Owner of the Contract purchases an optional death benefit package, the death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. In addition, corporate and self-employed pension and profit sharing plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, the effect of the Credit on the plan's compliance with applicable nondiscrimination requirements should be considered. Violation of these rules can cause loss of the plan's tax favored status under the Internal Revenue Code. Employers intending to use the Contract in connection with such plans should seek competent advice.



SECTION 403(B) POLICIES.


     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of Internal Revenue the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the optional benefit packages under the Contract provide a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize the death benefit as an "incidental death benefit". If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the IRS characterized the death benefit under the Contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.


     Section 403(b) Policies contain restrictions on withdrawals of:

       (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

       (ii) earnings on those contributions; and

      (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

     These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)


     Section 403(b) plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with a tax sheltered annuity plan, the effect of the Credit on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code. Employers intending to use the Contract in connection with such plans should seek competent advice.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS.


     Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract. Those who intend to use the Contracts in connection with such plans should seek competent advice.



DIRECT ROLLOVERS

     If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Internal Revenue Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Internal Revenue Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


     Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.


                        FEDERAL INCOME TAX WITHHOLDING


     Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.



                                GENERAL MATTERS

THE CONTRACT


     The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.



ERROR IN AGE OR GENDER


     When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

     If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.



INCONTESTABILITY

     We will not contest the Contract.


NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

ASSIGNMENT


     You have the right to assign the Contract if it is a non-qualified contract. We do not assume responsibility for the assignment. Any claim made under an assignment is subject to proof of the nature and extent of the assignee's interest prior to payment by us. Assignments have federal income tax consequences. (See "Assignments, Pledges and Gratuitous Transfers" in the prospectus.)



NOTICE

     All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.


MODIFICATION

     No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).


REPORTS

     At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.


SETTLEMENT


     Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.



RECEIPT OF PAYMENT

     If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.


PROTECTION OF PROCEEDS

     To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.


MINIMUM VALUES

     The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.


APPLICATION OF LAW

     The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.


NO DEFAULT

     The Contract will not be in default if subsequent Purchase Payments are not made.

                         DISTRIBUTION OF THE CONTRACTS

     We will offer the Contracts on a continuous basis and Protective Life does not anticipate discontinuing the offering of the Contracts. Nevertheless, Protective Life reserves the right to discontinue the offering at any time. Investment Distributors, Inc. serves as principal underwriter (as defined in the 1940 Act) for the Contracts. Investment Distributors, Inc. has agreed to use its best efforts to sell the Contracts. Investment Distributors, Inc. is a wholly-owned subsidiary of PLC and has the same address as Protective Life. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/ dealers having a distribution agreement with Investment Distributors, Inc. or broker/dealers having a distribution agreement with such broker/dealer. Investment Distributors, Inc. is an affiliate of Protective Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer. Investment Distributors, Inc. is a member of the National Association of Securities Dealers, Inc. The maximum commission Protective Life will pay is 6% of the Purchase Payments for the sale of a Contract, not including subsequent asset-based commissions.



INQUIRIES


     You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.


                           PREPARATION FOR YEAR 2000

     Computer hardware and software often denote the year using two digits rather than four; for example, the year 1998 often is denoted by such hardware and software as "98." It is probable that such hardware and software will malfunction when calculations involving the year 2000 are attempted because the hardware and/or software will interpret "00" as representing the year 1900 rather than the year 2000. This "Year 2000" issue potentially affects all individuals and companies (including the Company, its customers, business partners, suppliers, banks, custodians and administrators). The problem is most prevalent in older mainframe systems, but personal computers and equipment containing computer chips could also be affected.

     The Company began work on the Year 2000 problem in 1995. At that time, the Company identified and assessed the Company's critical mainframe systems, and prioritized the remediation efforts that were to follow. During 1998 all other hardware and software, including non-information technology (non-IT) related hardware and software, were included in the process. The Company's Year 2000 plan includes all subsidiaries.

     The Company estimates that Year 2000 remediation is complete for most of its insurance administration and general administration systems. Of the general administration systems that are not yet remediated, the majority are new systems that were implemented during 1998 and are scheduled to be upgraded to the current release of the system during the second quarter of 1999. All remediated systems are currently in production. Personal computer network hardware and software have been reviewed, with upgrades implemented where necessary. A review of personal computer desktop software is in progress, but not complete. All Year 2000 personal computer preparations are expected to be completed by June 30, 1999. With respect to non-IT equipment and processes, the assessment and remediation is progressing on schedule and all known issues are expected to be remediated before December 31, 1999.

     Two insurance administration systems identified as mission critical are not yet fully remediated. A personal computer database system that processes member information for one subsidiary is currently being remediated. This effort is on schedule and targeted to be complete by June 30, 1999. Also, another personal computer application, which processes policy information for one line of business, is being re-written and is currently in test. This system is targeted to be in production by April 30, 1999.

     Future date tests are used to verify a system's ability to process transactions dated up to and beyond January 1, 2000. Future date tests are complete or in-progress for the majority of the Company's mission-critical systems. A large portion of the testing is conducted by a contract programming staff dedicated full time to year 2000 preparations. These resources have been part of the Company's year 2000 project since 1995.

     Integrated tests involve multiple system testing and are used to verify the Year 2000 readiness of interfaces and connectivity across multiple systems. The Company is using its mainframe computer to simulate a Year 2000 production environment and to facilitate integrated testing. Integrated testing will continue throughout 1999.

     Business partners and suppliers that provide products or services critical to the Company's operations are being reviewed and in some cases their Year 2000 preparations are being monitored by the Company. To date, no partners or suppliers have reported that they expect to be unable to continue supplying products and services after January 1, 2000. Initial reviews are targeted to be completed in the first quarter of 1999. Monitoring and testing of critical partners and suppliers will continue throughout 1999. Formal contingency planning will begin in March 1999 and continue throughout the year. These plans will augment the Company's existing disaster recovery plans.

     The Company cannot specifically identify all of the costs to develop and implement its Year 2000 plan. The cost of new systems to replace non-compliant systems have been capitalized in the ordinary course of business. Other costs have been expensed as incurred. Through December 31, 1998, costs that have been specifically identified as relating to the Year 2000 problem total $3.9 million, with an additional $1.3 million estimated to be required to support continued testing activity. The Company's Year 2000 efforts have not adversely affected its normal procurement and development of information technology.

     Although the Company believes that a process is in place to successfully address Year 2000 issues, there can be no assurances that the Company's efforts will be successful, that interactions with other service providers with Year 2000 issues will not impair the Company's operations, or that the Year 2000 issue will not otherwise adversely affect the Company.

     Should some of the Company's systems not be available due to Year 2000 problems, in a reasonably likely worst case scenario, the Company may experience significant delays in its ability to perform certain functions, but does not expect to be unable to perform critical functions or to otherwise conduct business.


                                      IMSA

     Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



                               LEGAL PROCEEDINGS

     There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.


                                 VOTING RIGHTS

     In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

     The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

     The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

     Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

     Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.


                             FINANCIAL STATEMENTS


     The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1998 and 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1998, 1997 and 1996 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

     The audited consolidated balance sheets for Protective Life as of December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity, and cash flows for the three years in the period ended December 31, 1998 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS




                                                                        PAGE
                                                                       -----
CALCULATION OF YIELDS AND TOTAL RETURNS ..............................   3
 Oppenheimer Money Fund Sub-Account Yield ............................   3
 Other Sub-Account Yields ............................................   4
 Total Returns .......................................................   4
 Effect of the Contract Maintenance Fee on Performance Data ..........   5
SAFEKEEPING OF ACCOUNT ASSETS ........................................   5
STATE REGULATION .....................................................   6
RECORDS AND REPORTS ..................................................   6
LEGAL MATTERS ........................................................   6
EXPERTS ..............................................................   6
OTHER INFORMATION ....................................................   6
FINANCIAL STATEMENTS .................................................   6

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                     APPENDIX A
EXAMPLE OF CREDIT CALCULATION

     Credits are added to the Contract Value with each Purchase Payment. Credit percentages are based on cumulative Purchase Payments, as shown in the table below. During the first Contract Year, Purchase Payments are aggregated to determine the Credit percentage.





CUMULATIVE PURCHASE PAYMENTS                             CREDIT PERCENTAGE
------------------------------------------------------- ------------------
     Less than $100,000 ...............................         3.00%
     At least $100,000 but less than $250,000 .........         3.50%
     At least $250,000 but less than $500,000 .........         4.00%
     At least $500,000 but less than $1,000,000 .......         4.50%
     $1,000,000 or greater ............................         5.00%



     Assume an initial Purchase Payment of $50,000 is made on the Effective Date, followed 6 months later by an additional Purchase Payment of $100,000. Then, assume an additional Purchase Payment of $200,000 is made 2 years after the Effective Date.

     On the Effective Date, the $50,000 Purchase Payment will be multiplied by a Credit percentage of 3.00%, and a Credit of $1,500 will be added to the Contract Value.

     When the additional $100,000 Purchase Payment is made, aggregate first Contract Year Credits are determined by multiplying aggregate first Contract Year Purchase Payments of $150,000 by the applicable Credit percentage of 3.50%, then subtracting Credits previously added to the Contract Value. So, $150,000 times 3.50% less $1,500 equals $3,750 is added to Contract Value.

     After the first Contract Year, Purchase Payments are no longer aggregated for purposes of determining the Credits, but are still viewed cumulatively in order to determine the applicable Credit percentage. When the $200,000 Purchase Payment is made, cumulative Purchase Payments are $350,000, and the applicable Credit percentage is 4.00%. The current Credit equals $200,000 times 4.00%, and $8,000 is added to Contract Value.

                                                                     APPENDIX B


EXAMPLE OF DEATH BENEFIT CALCULATIONS

     Assume an Owner is 55 on the Effective Date, 1/1/yy. The following transactions occur prior to the Owner's death on 7/1(yy+5) when the Contract Value is $185,000. For purposes of this example, also assume that proof of death was provided immediately, and no premium tax is applicable.




DATE                      TRANSACTION        AMOUNT
--------------------- ------------------- -----------
  1/1/yy               Purchase Payment    $100,000
  1/1/yy               Credit              $  3,500
  4/1/(yy+2)           Partial Surrender   $ 25,000
  10/1(yy+4)           Purchase Payment    $ 80,000
  10/1/yy              Credit              $  2,800


     The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges (except any charge for premium taxes), including Fund expenses and Variable Account expenses and charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.



  ANNIVERSARY DATE      CONTRACT VALUE
--------------------   ---------------
     1/1(yy+1)             $120,000
     1/1(yy+2)             $130,000
     1/1(yy+3)             $105,000
     1/1(yy+4)             $110,000
     1/1(yy+5)             $180,000

STANDARD DEATH BENEFIT

     Under the Standard Death Benefit, the death benefit payable is the greater of:


   (1) Contract Value less any Credits added during the 12 months prior to death, or $185,000 less $2,800 equals $182,200; and


   (2) aggregate Purchase Payments less aggregate surrenders, or $180,000 less $25,000 equals $155,000.


     The death benefit payable is then $182,200.



ANNUAL RESET DEATH BENEFIT OPTION


     The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments and Credits minus all subsequent amounts surrendered, as shown below.



ANNIVERSARY



     ANNIVERSARY
         DATE                                  ANNIVERSARY VALUE
--------------------- ------------------------------------------------------------------
     1/1/(yy+1)       $120,000 minus $25,000 plus $80,000 plus $2,800 equals $177,800
     1/1/(yy+2)       $130,000 minus $25,000 plus $80,000 plus $2,800 equals $187,800
     1/1/(yy+3)       $105,000 plus $80,000 plus $2,800 equals $187,800
     1/1/(yy+4)       $110,000 plus $80,000 plus $2,800 equals $192,800
     1/1/(yy+5)       $180,000



     The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $192,800.


     Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:


   (1) the Standard Death Benefit of $182,200; and

   (2) the Annual Reset Death Benefit, less any Credits added during the 12 months prior to death, or $192,800 less $2,800 equals $190,000.


     The death benefit payable is then $190,000.

COMPOUND AND 3-YEAR RESET DEATH BENEFIT OPTION


     The Compound Death Benefit is equal to the accumulation to the most recent Contract Anniversary of all prior Purchase Payments and Credits less all prior amounts surrendered, using an annual effective interest rate of 4%, plus all Purchase Payments and Credits on or since that Contract Anniversary less all amounts surrendered since that Contract Anniversary.


     An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday.

     For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.


     The Compound Death Benefit is:

      Purchase Payment of $100,000 times (1.045) equals $121,665.29; plus Credit of $3,500 times (1.045) equals $4,258.29; minus
      Surrender of $25,000 times (1.042.75) equals $27,847.21; plus
      Purchase Payment of $80,000 times (1.040.25) equals $80,788.27; plus Credit of $2,800 times (1.040.25) equals $2,827.59,

      equals $181,692.23.

     The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments and Credits minus all subsequent amounts surrendered, as shown below.

     The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 plus $2,800 equals $187,800.

     The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $187,800.


     Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:


   (1) the standard Death Benefit of $182,200; and

   (2) the Compound Death Benefit, less any Credits added during the 12 months prior to death, or $181,692.23 less $2,800 equals $178,892.20; and

   (3) the 3-Year Reset Death Benefit, less any Credits added during the 12 months prior to death, or $187,800 less $2,800 equals $185,000.

     The death benefit payable is then $185,000.

                                                                     APPENDIX C

EXAMPLE OF SURRENDER CHARGE CALCULATION

     Surrender charges are applied to Contract Value surrendered according to the table below:





NUMBER OF FULL YEARS ELAPSED BETWEEN      SURRENDER
THE DATE PURCHASE PAYMENT WAS ACCEPTED      CHARGE
AND THE DATE OF SURRENDER                 PERCENTAGE
---------------------------------------- -----------
  0 ....................................      8.5%
  1 ....................................      8.5%
  2 ....................................      8.5%
  3 ....................................      8.0%
  4 ....................................      7.0%
  5 ....................................      6.0%
  6 ....................................      5.0%
  7 ....................................      3.0%
  8 ....................................      1.0%
  9+ ...................................      0.0%



     Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $300,000.

     During the seventh Contract Year, when the Contract Value has increased to $325,000, a partial surrender of $50,000 is requested. During the eighth Contract Year, when the Contract Value is $290,000, a full surrender is requested.

     When the partial surrender is requested, 10% of $300,000 equals $30,000 is available free of surrender charges. The remaining surrendered amount of $50,000 less $30,000 equals $20,00 is allocated to the initial Purchase Payment of $100,000. Since 6 full years have elapsed since the initial Purchase Payment, a 5.0% surrender charge percentage will apply and the surrender charge is $20,000 times 5.0% equals $1,000.

     When any full surrender is requested, no Contract Value is available free of surrender charges. From the $290,000 surrendered, $80,000 is allocated to the initial Purchase Payment ($20,000 has previously been allocated) and $50,000 is allocated to the additional Purchase Payment of $50,000. The remaining $290,000 less $130,000 equals $160,000 is pro-rated to surrendered Purchase Payments as follows:

     The amount allocated to the surrendered initial Purchase Payment equals $160,000 times $80,000 divided by $130,000 equals $98,461.54.

     The amount allocated to the surrendered subsequent Purchase Payment equals $160,000 times $50,000 divided by $130,000 equals $61,538.46.

     Since 7 full years have elapsed since the initial Purchase Payment, a 3.0% surrender charge percentage will apply to $80,000 plus $98,461.54 of surrendered Contract Value, for a surrender charge of $5,353.85.

     Since 2 full years have elapsed since the subsequent Purchase Payment, an 8.5% surrender charge percentage will apply to $50,000 plus $61,538.46 of surrendered Contract Value, for a surrender charge of $9,480.77.

     The total surrender charge upon the full surrender is $5,353.85 plus $9,480.77 equals $14,834.62. However, as cumulative surrender charges as a percent of cumulative Purchase Payments is $15,834.62 divided by $150,000 exceeds 8.5%, the current surrender charge is reduced so as not to exceed 8.5%. The current surrender charge will equal cumulative Purchase Payments times 8.5% less previously assessed surrender charges equals $150,000 times 8.5% less $1,000 equals $11,750.

                                                                     APPENDIX D


EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION

     Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

     There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.



                                   INTEREST       CONTRACT                        CONTRACT
                                    EARNED          VALUE                           VALUE
                                 DURING YEAR       BEFORE          PAYMENT          AFTER
DATE                                AT 5%          PAYMENT          MADE           PAYMENT
------------------------------- ------------- ---------------- -------------- ----------------
  Annuity Commencement Date                     $ 100,000.00    $      0.00     $ 100,000.00
  End of 1st year .............  $ 5,000.00     $ 105,000.00    $ 23,097.48     $  81,902.52
  End of 2nd year .............  $ 4,095.13     $  85,997.65    $ 23,097.48     $  62,900.17
  End of 3rd year .............  $ 3,145.01     $  66,045.17    $ 23,097.48     $  42,947.69
  End of 4th year .............  $ 2,147.38     $  45,095.08    $ 23,097.48     $  21,997.60
  End of 5th year .............  $ 1,099.88     $  23,097.48    $ 23,097.48     $       0.00

     Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

     The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

     Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

     PLEASE TEAR OFF, COMPLETE AND RETURN THIS FORM TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO PROTECTIVE LIFE'S INVESTMENT PRODUCTS DIVISION, CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE COVER.


     PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ELEMENTS(SM) VARIABLE ANNUITY.


--------------------------------------------------------------------------------
Name                                                         Social Security No.



--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City, State, Zip


--------------------------------------------------------------------------------
Daytime Telephone Number

                                    PART B

                         INFORMATION REQUIRED TO BE IN
                    THE STATEMENT OF ADDITIONAL INFORMATION

                       PROTECTIVE LIFE INSURANCE COMPANY
                            2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: 1-800-866-3555



                      STATEMENT OF ADDITIONAL INFORMATION
                 PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                          ELEMENTS(SM) VARIABLE ANNUITY
                              A FLEXIBLE PREMIUM
                 DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Elements(SM) Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1999.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS




                                                                        PAGE
                                                                       -----
CALCULATION OF YIELDS AND TOTAL RETURNS ..............................   3
 Oppenheimer Money Fund Sub-Account Yield ............................   3
 Other Sub-Account Yields ............................................   4
 Total Returns .......................................................   4
 Effect of the Contract Maintenance Fee on Performance Data ..........   5
SAFEKEEPING OF ACCOUNT ASSETS ........................................   5
STATE REGULATION .....................................................   6
RECORDS AND REPORTS ..................................................   6
LEGAL MATTERS ........................................................   6
EXPERTS ..............................................................   6
OTHER INFORMATION ....................................................   6
FINANCIAL STATEMENTS .................................................   6

                    CALCULATION OF YIELDS AND TOTAL RETURNS


     From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").


     Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.


OPPENHEIMER MONEY FUND SUB-ACCOUNT YIELD


     From time to time, advertisements and sales literature may quote the current annualized yield of the Oppenheimer Money Fund Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the Oppenheimer Variable Account Funds Money Fund or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the Oppenheimer Money Fund Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Oppenheimer Variable Account Funds Money Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $30 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:


     Current Yield = ((NCS-ES)/UV) x (365/7)

     Where:

NCS the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical Account having a balance of 1 Sub-Account Accumulation Unit.

ES per unit expenses attributable to the hypothetical account for the seven-day period.

UV The Accumulation Unit value as of the end of the last day of the prior seven-day period.

     The effective yield of the Oppenheimer Variable Account Funds Money Fund Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.


     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1+((NCS-ES)/UV))"365/7" - 1

     Where:

NCS the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

ES per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

UV the Accumulation Unit value as of the end of the last day of the prior seven-day period.

     Because of the charges and deductions imposed under the Contract, the current and effective yields for the Oppenheimer Money Fund Sub-Account will be lower than such yields for the Oppenheimer Variable Account Funds Money Fund.

     The current and effective yields on amounts held in the Oppenheimer Money Fund Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Oppenheimer Money Fund Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Oppenheimer Variable Account Funds Money Fund, the types of quality of portfolio securities held by the Oppenheimer Variable Account Funds Money Fund and the Oppenheimer Variable Account Funds Money Fund's operating expenses. Yields on amounts held in the Oppenheimer Money Fund Sub-Account may also be presented for periods other than a seven day period.



OTHER SUB-ACCOUNT YIELDS


     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Oppenheimer Money Fund Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes a Contract Maintenance Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 31-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:



     Yield = 2 x [(((N1-ES)/ (U x UV))+1)6 - 1]


     Where:

N1 net income of the Fund for the 30 day or one month period attributable to the Sub-Account Accumulation Units.

ES    expenses of the Sub-Account for the 30 day or one month period.

U     the average number of Accumulation Units outstanding.

UV the Accumulation Unit value as of the end of the last day in the 30 day or one month period.


     Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.


     Yield calculations do not take into Account the Surrender Charge under the Contract equal to 1% to 8.5% of premiums paid during the nine years prior to the surrender (including the year in which the surrender is made) on amounts surrendered under the Contract nor the Credits associated with Purchase Payments.



TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote total returns for one or more of the Sub-Accounts for various periods of time.

     Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

     All average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the mortality and expense risk charge and the administration charge.


     The standard average annual total return calculation assumes that the contract maintenance fee is $30 per year per contract, expressed as a percentage of the average Contract Value. For any period less than ten years, the standard average annual total return will also reflect the deduction of a Surrender Charge. The standard average annual total return will be calculated according to the following formula:


     TR = (ERV/P)(1/N) - 1

     Where:

TR    = the average annual total return net of Sub-Account recurring charges.

ERV   = the ending redeemable value (net of any applicable charges) of the hypothetical account at the end of the period.

P     = a hypothetical single Purchase Payment of $1,000.

N     = the number of years in the period.



     In addition to standard average annual total returns, sales literature or advertisements may from time to time also quote nonstandard average annual total returns that do not reflect the surrender charge or the Contract maintenance fee. In certain cases, the Credits associated with Purchase Payments may be included using any or all of the Credit percentage described in the prospectus. These nonstandard average annual total returns are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the surrender charge or the Contract maintenance fee, and in certain cases may include Credits associated with Purchase Payments.


     Protective Life may also disclose cumulative total returns in conjunction with the formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (EV/P) - 1

     Where:


CTR = The cumulative total return net of Sub-Account recurring charges for the period.

EV    = The ending value of the hypothetical investment at the end of the period that does not take into account the surrender charge or the Contract maintenance fee, and in certain cases may include Credits associated with Purchase Payments.

P     = A hypothetical single Purchase Payment of $1,000.



EFFECT OF THE CONTRACT MAINTENANCE FEE ON PERFORMANCE DATA


     The Contract provides for a $30 annual contract maintenance Fee to be deducted at the end of each Contract Year from the Allocation Options based on the proportion that the value of each Allocation Option bears to the total Contract Value. For purposes of reflecting the contract maintenance fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.



                         SAFEKEEPING OF ACCOUNT ASSETS

     Title to the assets of the Variable Account are held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

     The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATION

     Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                              RECORDS AND REPORTS

     Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.


                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS


     The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1998 and 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996 and the consolidated balance sheets of Protective Life as of December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report of PricewaterhouseCoopers LLP (formerly Coopers & Lybrand LLP) of Birmingham, AL, independent accountants, given on the authority of that firm as experts in accounting and auditing.



                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.


                             FINANCIAL STATEMENTS


     The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1998 and 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1998 and 1997 as well as the Report of Independent Accountants are contained herein.

     The audited consolidated balance sheets for Protective Life as of December 31, 1998, 1997 and 1996 and the related consolidated statements of income, stockholder's equity, and cash flows for the years ended December 31, 1998, 1997, 1996 and 1995 as well as the Report of Independent Accountants are contained herein.


     Financial Statements follow this page.

                         INDEX TO FINANCIAL STATEMENTS



THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Report of Independent Accountants ........................................................ F-1
Statement of Assets and Liabilities as of December 31, 1998 .............................. F-2
Statement of Assets and Liabilities as of December 31, 1997 .............................. F-4
Statement of Operations for the year ended December 31, 1998 ............................. F-6
Statement of Operations for the year ended December 31, 1997 ............................. F-8
Statement of Changes in Net Assets for the year ended December 31, 1998 .................. F-10
Statement of Changes in Net Assets for the period ended December 31, 1997 ................ F-12
Notes to Financial Statements ............................................................ F-14
PROTECTIVE LIFE INSURANCE COMPANY
Report of Independent Accountants ........................................................ F-19
Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996 ... F-20
Consolidated Balance Sheets as of December 31, 1998 and 1997 ............................. F-21
Consolidated Statements of Share-Owner's Equity for the years ended December 31, 1998,     F-23
  1997, and 1996
Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and      F-24
  1996
Notes to Consolidated Financial Statements ............................................... F-26
Financial Statement Schedules:
Schedule III -- Supplementary Insurance Information ...................................... S-1
Schedule IV -- Reinsurance ............................................................... S-2


     All other schedules to the consolidated financial statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners and Board of Directors of Protective Life Insurance Company

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in assets of the Protective Variable Annuity Separate Account (the "Separate Account") listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the financial position of the Separate Account at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



                                    PricewaterhouseCoopers LLP




March 17, 1999
Birmingham, Alabama

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 1998





                                   PIC            PIC             PIC             PIC
                                  MONEY        GROWTH AND    INTERNATIONAL      GLOBAL
                                  MARKET         INCOME          EQUITY         INCOME
                              ------------- --------------- --------------- --------------
ASSETS
Investment in sub-accounts
 at market value ............  $5,304,962    $386,296,900    $173,532,636    $62,451,103
Receivable from Protective
 Life Insurance
 Company ....................           1               0               0              0
                               ----------    ------------    ------------    -----------
  Total Assets ..............   5,304,963     386,296,900     173,532,636     62,451,103
                               ----------    ------------    ------------    -----------
LIABILITIES
Payable to Protective Life
 Insurance Company ..........           0               0               0              0
                               ----------    ------------    ------------    -----------
NET ASSETS ..................  $5,304,963    $386,296,900    $173,532,636    $62,451,103
                               ==========    ============    ============    ===========



                                                                               CALVERT
                                                                                SOCIAL
                                    PIC            PIC             PIC          SMALL       CALVERT
                                 SMALL CAP       CORE US         CAPITAL         CAP         SOCIAL
                                   VALUE          EQUITY          GROWTH        GROWTH      BALANCED
                              -------------- --------------- --------------- ----------- -------------
ASSETS
Investment in sub-accounts
 at market value ............  $99,008,326    $261,457,421    $152,416,381    $549,826    $6,149,990
Receivable from Protective
 Life Insurance
 Company ....................            0               0               0           0             0
                               -----------    ------------    ------------    --------    ----------
  Total Assets ..............   99,008,326     261,457,421     152,416,381     549,826     6,149,990
                               -----------    ------------    ------------    --------    ----------
LIABILITIES
Payable to Protective Life
 Insurance Company ..........            0               0               0           0             0
                               -----------    ------------    ------------    --------    ----------
NET ASSETS ..................  $99,008,326    $261,457,421    $152,416,381    $549,826    $6,149,990
                               ===========    ============    ============    ========    ==========



  The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                               DECEMBER 31, 1998




                                                                 MFS
                                   MFS                         GROWTH           MFS
                                EMERGING          MFS           WITH           TOTAL
                                 GROWTH        RESEARCH        INCOME         RETURN
                             -------------- -------------- -------------- --------------
ASSETS
Investment in sub-accounts
  at market value .......... $16,563,501    $26,334,396    $19,391,258    $13,034,687
Receivable from Protective
 Life Insurance
 Company ...................           0              0              0              0
                             -----------    -----------    -----------    -----------
  Total Assets .............  16,563,501     26,334,396     19,391,258     13,034,687
                             -----------    -----------    -----------    -----------
LIABILITIES
Payable to Protective Life
 Insurance Company .........           0              0              0              0
                             -----------    -----------    -----------    -----------
NET ASSETS ................. $16,563,501    $26,334,396    $19,391,258    $13,034,687
                             ===========    ===========    ===========    ===========



                              OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                               AGGRESSIVE   OPPENHEIMER    GROWTH AND     STRATEGIC
                                 GROWTH        GROWTH        INCOME         BOND            TOTAL
                             ------------- ------------- ------------- -------------- -----------------
ASSETS
Investment in sub-accounts
  at market value .......... $11,330,154   $16,022,393   $20,092,152   $15,978,991    $1,285,915,077
Receivable from Protective
 Life Insurance
 Company ...................           0             0             0             0                 1
                             -----------   -----------   -----------   -----------    --------------
  Total Assets .............  11,330,154    16,022,393    20,092,152    15,978,991     1,285,915,078
                             -----------   -----------   -----------   -----------    --------------
LIABILITIES
Payable to Protective Life
 Insurance Company .........           0             0             0             0                 0
                             -----------   -----------   -----------   -----------    --------------
NET ASSETS ................. $11,330,154   $16,022,393   $20,092,152   $15,978,991    $1,285,915,078
                             ===========   ===========   ===========   ===========    ==============


   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 1997




                                   PIC            PIC             PIC             PIC
                                  MONEY        GROWTH AND    INTERNATIONAL      GLOBAL
                                  MARKET         INCOME          EQUITY         INCOME
                              ------------- --------------- --------------- --------------
ASSETS
Investment in sub-accounts
 at market value ............  $3,571,053    $355,505,039    $131,344,810    $48,720,463
Receivable from Protective
 Life Insurance
 Company ....................      17,327          49,074             479              0
                               ----------    ------------    ------------    -----------
  Total Assets ..............   3,588,380     355,554,113     131,345,289     48,720,463
                               ----------    ------------    ------------    -----------
LIABILITIES
Payable to Protective Life
 Insurance Company ..........           0               0               0             14
                               ----------    ------------    ------------    -----------
NET ASSETS ..................  $3,588,380    $355,554,113    $131,345,289    $48,720,449
                               ==========    ============    ============    ===========



                                                                               CALVERT
                                                                                SOCIAL
                                    PIC             PIC             PIC         SMALL       CALVERT
                                 SMALL CAP          CORE          CAPITAL        CAP         SOCIAL
                                   VALUE         US EQUITY        GROWTH        GROWTH      BALANCED
                              --------------- --------------- -------------- ----------- -------------
ASSETS
Investment in sub-accounts
 at market value ............  $107,421,163    $176,791,623    $74,411,193    $136,679    $1,050,736
Receivable from Protective
 Life Insurance
 Company ....................         6,003               0              0           0           155
                               ------------    ------------    -----------    --------    ----------
  Total Assets ..............   107,427,166     176,791,623     74,411,193     136,679     1,050,891
                               ------------    ------------    -----------    --------    ----------
LIABILITIES
Payable to Protective Life
 Insurance Company ..........             0           2,581             12           0             0
                               ------------    ------------    -----------    --------    ----------
NET ASSETS ..................  $107,427,166    $176,789,042    $74,411,181    $136,679    $1,050,891
                               ============    ============    ===========    ========    ==========



  The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                               DECEMBER 31, 1997




                                                              MFS
                                  MFS                        GROWTH         MFS
                                EMERGING        MFS           WITH         TOTAL
                                 GROWTH       RESEARCH       INCOME        RETURN
                             ------------- ------------- ------------- -------------
ASSETS
Investment in
 sub-accounts at
 market value .............. $3,320,856    $6,285,782    $2,671,278    $1,747,276
Receivable from
 Protective Life
 Insurance Company .........          0             0             0             0
                             ----------    ----------    ----------    ----------
  Total Assets .............  3,320,856     6,285,782     2,671,278     1,747,276
                             ----------    ----------    ----------    ----------
LIABILITIES
Payable to Protective
 Life Insurance
 Company ...................          0             0             1             0
                             ----------    ----------    ----------    ----------
NET ASSETS ................. $3,320,856    $6,285,782    $2,671,277    $1,747,276
                             ==========    ==========    ==========    ==========



                              OPPENHEIMER                 OPPENHEIMER   OPPENHEIMER
                               AGGRESSIVE   OPPENHEIMER    GROWTH AND    STRATEGIC
                                 GROWTH        GROWTH        INCOME        BOND          TOTAL
                             ------------- ------------- ------------- ------------ ---------------
ASSETS
Investment in
 sub-accounts at
 market value .............. $2,613,453    $3,609,636    $2,931,384    $2,935,255   $925,067,679
Receivable from
 Protective Life
 Insurance Company .........          0             0           728             0         73,766
                             ----------    ----------    ----------    ----------   ------------
  Total Assets .............  2,613,453     3,609,636     2,932,112     2,935,255    925,141,445
                             ----------    ----------    ----------    ----------   ------------
LIABILITIES
Payable to Protective
 Life Insurance
 Company ...................          0         1,092             0        14,633         18,333
                             ----------    ----------    ----------    ----------   ------------
NET ASSETS ................. $2,613,453    $3,608,544    $2,932,112    $2,920,622   $925,123,112
                             ==========    ==========    ==========    ==========   ============


   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                            STATEMENT OF OPERATIONS


                     FOR THE YEAR ENDED DECEMBER 31, 1998




                                         PIC             PIC             PIC            PIC
                                        MONEY         GROWTH &        INTERNAT'L       GLOBAL
                                        MARKET         INCOME           EQUITY         INCOME
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------- ---------------- --------------- -------------
INVESTMENT INCOME
 Dividends ........................    $248,570   $  4,636,458     $    73,813     $1,425,072
EXPENSE
 Mortality and expense
  risk and adminis-
  trative charges .................      73,185      5,531,483       2,192,885        781,443
                                       --------   ------------     -----------     ----------
 Net investment income
  (loss) ..........................     175,385       (895,025)     (2,119,072)       643,629
                                       --------   ------------     -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss)
 from redemption of
 investment shares ................           1        (17,561)        (17,289)         4,026
Capital gain distribution .........           0     26,646,014       8,165,714      1,574,397
                                       --------   ------------     -----------     ----------
Net realized gain on
 investments ......................           1     26,628,453       8,148,425      1,578,423
Net unrealized appreciation
 (depreciation) on
 investments during the
 period ...........................           1    (45,438,848)     19,472,762      2,463,139
                                       --------   ------------     -----------     ----------
Net realized and unrealized
 gain (loss) on
 investments ......................           2    (18,810,395)     27,621,187      4,041,562
                                       --------   ------------     -----------     ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS ..................    $175,387   $(19,705,420)    $25,502,115     $4,685,191
                                       ========   ============     ===========     ==========



                                           PIC              PIC             PIC          CALVERT
                                        SMALL CAP         CORE US         CAPITAL       SMALL CAP      CALVERT
                                          EQUITY           EQUITY          GROWTH         GROWTH      BALANCED
                                       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                    ----------------- --------------- --------------- ------------- ------------
INVESTMENT INCOME
 Dividends ........................   $     506,364   $ 1,545,019      $   578,012      $     487     $137,208
EXPENSE
 Mortality and expense
  risk and adminis-
  trative charges .................       1,543,516     3,060,032        1,509,515          4,471       43,385
                                      -------------   -----------      -----------      ---------     --------
 Net investment income
  (loss) ..........................      (1,037,152)   (1,515,013)        (931,503)        (3,984)      93,823
                                      -------------   -----------      -----------      ---------     --------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss)
 from redemption of
 investment shares ................         (80,834)       (1,687)         (15,882)           543       (4,185)
Capital gain distribution .........      11,785,637     2,694,185        2,671,568          6,748      307,711
                                      -------------   -----------      -----------      ---------     --------
Net realized gain on
 investments ......................      11,704,803     2,692,498        2,655,686          7,291      303,526
Net unrealized appreciation
 (depreciation) on
 investments during the
 period ...........................     (30,578,648)   39,309,978       29,948,200        (21,221)     118,408
                                      -------------   -----------      -----------      ---------     --------
Net realized and unrealized
 gain (loss) on
 investments ......................     (18,873,845)   42,002,476       32,603,886        (13,930)     421,934
                                      -------------   -----------      -----------      ---------     --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS ..................   $ (19,910,997)  $40,487,463      $31,672,383      $ (17,914)    $515,757
                                      =============   ===========      ===========      =========     ========



  The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                     FOR THE YEAR ENDED DECEMBER 31, 1998




                                                                     MFS
                                         MFS                        GROWTH         MFS
                                       EMERGING        MFS           WITH         TOTAL
                                        GROWTH       RESEARCH       INCOME       RETURN
                                    ------------- ------------- ------------- ------------
INVESTMENT INCOME
 Dividends ........................  $        0    $   18,216    $        0   $ 61,776
EXPENSE
 Mortality and expense
   risk and adminis-
   trative charges ................     121,117       208,964       127,398     91,976
                                     ----------    ----------    ----------   --------
 Net investment income
   (loss) .........................    (121,117)     (190,748)     (127,398)   (30,200)
                                     ----------    ----------    ----------   --------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss)
 from redemption of
 investment shares ................        (150)       (2,028)        2,288       (149)
Capital gain distribution .........      54,636       238,877             0     72,636
                                     ----------    ----------    ----------   --------
Net realized gain on
 investments ......................      54,486       236,849         2,288     72,487
Net unrealized
 appreciation
 (depreciation) on
 investments during the
 period ...........................   2,954,000     3,073,695     2,041,489    695,548
                                     ----------    ----------    ----------   --------
Net realized and
 unrealized gain (loss)
 on investments ...................   3,008,486     3,310,544     2,043,777    768,035
                                     ----------    ----------    ----------   --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS ..................  $2,887,369    $3,119,796    $1,916,379   $737,835
                                     ==========    ==========    ==========   ========



                                     OPPENHEIMER                 OPPENHEIMER   OPPENHEIMER
                                      AGGRESSIVE   OPPENHEIMER    GROWTH AND    STRATEGIC
                                        GROWTH        GROWTH        INCOME        BOND          TOTAL
                                    ------------- ------------- ------------- ------------ ---------------
INVESTMENT INCOME
 Dividends ........................   $  10,204    $   38,507   $ 11,591      $89,250      $ 9,380,547
EXPENSE
 Mortality and expense
   risk and adminis-
   trative charges ................      90,619       121,481    136,131      128,836       15,766,437
                                      ---------    ----------   --------      -------      -----------
 Net investment income
   (loss) .........................     (80,415)      (82,974)  (124,540)     (39,586)      (6,385,890)
                                      ---------    ----------   --------      -------      -----------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss)
 from redemption of
 investment shares ................      (8,467)        1,617        430        1,758         (137,569)
Capital gain distribution .........     104,789       464,612    255,235       57,517       55,100,276
                                      ---------    ----------   --------      -------      -----------
Net realized gain on
 investments ......................      96,322       466,229    255,665       59,275       54,962,707
Net unrealized
 appreciation
 (depreciation) on
 investments during the
 period ...........................     898,627     1,756,712    344,809       47,763       27,086,414
                                      ---------    ----------   --------      -------      -----------
Net realized and
 unrealized gain (loss)
 on investments ...................     994,949     2,222,941    600,474      107,038       82,049,121
                                      ---------    ----------   --------      -------      -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS ..................   $ 914,534    $2,139,967   $475,934      $67,452      $75,663,231
                                      =========    ==========   ========      =======      ===========



   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                            STATEMENT OF OPERATIONS


                     FOR THE YEAR ENDED DECEMBER 31, 1997




                                           PIC           PIC             PIC            PIC
                                          MONEY       GROWTH AND    INTERNATIONAL      GLOBAL
                                          MARKET        INCOME          EQUITY         INCOME
                                       ----------- --------------- --------------- -------------
INVESTMENT INCOME
 Dividends ...........................  $216,131    $  2,530,403    $   2,328,793   $3,987,063
EXPENSE
 Mortality and expense risk and
  administrative charges .............    62,875       4,093,470        1,668,076      601,492
                                        --------    ------------    -------------   ----------
 Net investment income (loss) ........   153,256      (1,563,067)         660,717    3,385,571
                                        --------    ------------    -------------   ----------
NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS
Net realized gain (loss) from
 redemption of investment shares .....         0           3,109            5,500        1,401
Capital gain distribution ............         0      47,260,910        7,212,859      603,653
                                        --------    ------------    -------------   ----------
Net realized gain on investments .....         0      47,264,019        7,218,359      605,054
Net unrealized appreciation
 (depreciation) on investments
 during the period ...................         1      19,421,926       (5,637,373)    (450,116)
                                        --------    ------------    -------------   ----------
Net realized and unrealized gain
 (loss) on investments ...............         1      66,685,945        1,580,986      154,938
                                        --------    ------------    -------------   ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ..........................  $153,257    $ 65,122,878    $   2,241,703   $3,540,509
                                        ========    ============    =============   ==========



                                                                                          CALVERT
                                                                                          SOCIAL
                                             PIC             PIC             PIC           SMALL       CALVERT
                                          SMALL CAP        CORE US         CAPITAL          CAP        SOCIAL
                                            VALUE           EQUITY          GROWTH        GROWTH      BALANCED
                                       --------------- --------------- --------------- ------------ ------------
INVESTMENT INCOME
 Dividends ...........................   $   311,079     $ 1,442,006     $   451,531    $        0   $   23,016
EXPENSE
 Mortality and expense risk and
  administrative charges .............     1,213,746       1,983,808         711,311           408        2,454
                                         -----------     -----------     -----------    ----------   ----------
 Net investment income (loss) ........      (902,667)       (541,802)       (259,780)         (408)      20,562
                                         -----------     -----------     -----------    ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS
Net realized gain (loss) from
 redemption of investment shares .....        17,568             553            (554)          (12)          76
Capital gain distribution ............    11,826,478      13,990,186       4,665,040        12,282       49,926
                                         -----------     -----------     -----------    ----------   ----------
Net realized gain on investments .....    11,844,046      13,990,739       4,664,486        12,270       50,002
Net unrealized appreciation
 (depreciation) on investments
 during the period ...................    10,752,598      20,604,003       8,959,175       (12,845)     (53,486)
                                         -----------     -----------     -----------    ----------   ----------
Net realized and unrealized gain
 (loss) on investments ...............    22,596,644      34,594,742      13,623,661          (575)      (3,484)
                                         -----------     -----------     -----------    ----------   ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ..........................   $21,693,977     $34,052,940     $13,363,881    $     (983)  $   17,078
                                         ===========     ===========     ===========    ==========   ==========



  The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                     FOR THE YEAR ENDED DECEMBER 31, 1997




                                                                  MFS
                                         MFS                    GROWTH       MFS
                                      EMERGING        MFS        WITH       TOTAL
                                       GROWTH      RESEARCH     INCOME      RETURN
                                    ------------ ------------ ---------- -----------
INVESTMENT INCOME
 Dividends ........................  $       0    $       0    $10,479    $      0
EXPENSE
 Mortality and expense risk
  and administrative
  charges .........................     11,765       19,515      7,836       4,785
                                     ---------    ---------    -------    --------
 Net investment income
  (loss) ..........................    (11,765)     (19,515)     2,643      (4,785)
                                     ---------    ---------    -------    --------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss) from
 redemption of investment
 shares ...........................      2,267            7         92         202
Capital gain distribution .........          0            0     49,017           0
                                     ---------    ---------    -------    --------
Net realized gain on
 investments ......................      2,267            7     49,109         202
Net unrealized appreciation
 (depreciation) on
 investments during the
 period ...........................      2,208       13,033     41,478      48,443
                                     ---------    ---------    -------    --------
Net realized and unrealized
 gain (loss) on investments .......      4,475       13,040     90,587      48,645
                                     ---------    ---------    -------    --------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .......................  $  (7,290)   $  (6,475)   $93,230    $ 43,860
                                     =========    =========    =======    ========



                                     OPPENHEIMER                 OPPENHEIMER   OPPENHEIMER
                                      AGGRESSIVE   OPPENHEIMER    GROWTH AND    STRATEGIC
                                        GROWTH        GROWTH        INCOME        BOND          TOTAL
                                    ------------- ------------- ------------- ------------ ---------------
INVESTMENT INCOME
 Dividends ........................   $       0     $       0     $  8,008     $   73,276     11,381,785
EXPENSE
 Mortality and expense risk
  and administrative
  charges .........................       7,974        11,176        8,503          9,293     10,418,487
                                      ---------     ---------     --------     ----------     ----------
 Net investment income
  (loss) ..........................      (7,974)      (11,176)        (495)        63,983        963,298
                                      ---------     ---------     --------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS ON
 INVESTMENTS
Net realized gain (loss) from
 redemption of investment
 shares ...........................          11            19          118             21         30,378
Capital gain distribution .........           0             0            0              0     85,670,351
                                      ---------     ---------     --------     ----------     ----------
Net realized gain on
 investments ......................          11            19          118             21     85,700,729
Net unrealized appreciation
 (depreciation) on
 investments during the
 period ...........................     (56,978)       (9,267)     109,900        (22,462)    53,710,238
                                      ---------     ---------     --------     ----------     ----------
Net realized and unrealized
 gain (loss) on investments .......     (56,967)       (9,248)     110,018        (22,441)   139,410,967
                                      ---------     ---------     --------     ----------    -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .......................   $ (64,941)    $ (20,424)    $109,523     $   41,542   $140,374,265
                                      =========     =========     ========     ==========   ============


   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                      STATEMENT OF CHANGES IN NET ASSETS



                     FOR THE YEAR ENDED DECEMBER 31, 1998





                                     PIC              PIC             PIC             PIC
                                    MONEY         GROWTH AND     INTERNATIONAL       GLOBAL
                                    MARKET          INCOME           EQUITY          INCOME
                               --------------- ---------------- --------------- ---------------
FROM OPERATIONS
Net investment income
 (loss) ......................  $     175,385   $    (895,025)   $ (2,119,072)   $    643,629
Net realized gain on
 investments .................              1      26,628,453       8,148,425       1,578,423
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period ..................              1     (45,438,848)     19,472,762       2,463,139
                                -------------   -------------    ------------    ------------
Net increase (decrease)
 in net assets resulting
 from operations .............        175,387     (19,705,420)     25,502,115       4,685,191
                                -------------   -------------    ------------    ------------
FROM VARIABLE ANNUITY
 CONTRACT
 TRANSACTIONS
Contract owners' net
 payments ....................      2,963,346      44,661,113      12,821,323       6,767,675
Contract maintenance
 fees ........................         (2,344)       (155,734)        (66,464)        (17,859)
Surrenders ...................     (3,373,648)    (15,673,534)     (4,971,778)     (2,847,710)
Death benefits ...............        (36,443)     (2,354,085)     (1,135,800)       (491,719)
Transfer (to) from other
 portfolios ..................      1,990,285      23,970,447      10,037,951       5,635,076
                                -------------   -------------    ------------    ------------
Net increase in net assets
 resulting from
 variable annuity
 contract transactions .......      1,541,196      50,448,207      16,685,232       9,045,463
                                -------------   -------------    ------------    ------------
Total increase (decrease)
 in net assets ...............      1,716,583      30,742,787      42,187,347      13,730,654
NET ASSETS
Beginning of Year ............      3,588,380     355,554,113     131,345,289      48,720,449
                                -------------   -------------    ------------    ------------
End of Year ..................  $   5,304,963   $ 386,296,900    $173,532,636    $ 62,451,103
                                =============   =============    ============    ============



                                                                                     CALVERT
                                                                                     SOCIAL
                                      PIC              PIC              PIC           SMALL        CALVERT
                                   SMALL CAP         CORE US          CAPITAL          CAP         SOCIAL
                                     VALUE           EQUITY           GROWTH         GROWTH       BALANCED
                               ---------------- ---------------- ---------------- ------------ --------------
FROM OPERATIONS
Net investment income
 (loss) ......................  $  (1,037,152)    $ (1,515,013)    $   (931,503)   $  (3,984)    $   93,823
Net realized gain on
 investments .................     11,704,803        2,692,498        2,655,686        7,291        303,526
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period ..................    (30,578,648)      39,309,978       29,948,200      (21,221)       118,408
                                -------------     ------------     ------------    ---------     ----------
Net increase (decrease)
 in net assets resulting
 from operations .............    (19,910,997)      40,487,463       31,672,383      (17,914)       515,757
                                -------------     ------------     ------------    ---------     ----------
FROM VARIABLE ANNUITY
 CONTRACT
 TRANSACTIONS
Contract owners' net
 payments ....................     10,541,589       28,759,864       23,614,776      231,937      2,395,475
Contract maintenance
 fees ........................        (47,353)         (79,195)         (40,182)        (260)          (692)
Surrenders ...................     (3,549,612)      (7,435,839)      (2,924,880)        (824)       (95,901)
Death benefits ...............       (712,842)      (1,430,656)        (710,672)           0        (30,452)
Transfer (to) from other
 portfolios ..................      5,260,375       24,366,742       26,393,775      200,208      2,314,912
                                -------------     ------------     ------------    ---------     ----------
Net increase in net assets
 resulting from
 variable annuity
 contract transactions .......     11,492,157       44,180,916       46,332,817      431,061      4,583,342
                                -------------     ------------     ------------    ---------     ----------
Total increase (decrease)
 in net assets ...............     (8,418,840)      84,668,379       78,005,200      413,147      5,099,099
NET ASSETS
Beginning of Year ............    107,427,166      176,789,042       74,411,181      136,679      1,050,891
                                -------------     ------------     ------------    ---------     ----------
End of Year ..................  $  99,008,326     $261,457,421     $152,416,381    $ 549,826     $6,149,990
                                =============     ============     ============    =========     ==========



   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                     FOR THE YEAR ENDED DECEMBER 31, 1998




                                                                   MFS
                                     MFS                         GROWTH           MFS
                                  EMERGING          MFS           WITH           TOTAL
                                   GROWTH        RESEARCH        INCOME          RETURN
                               -------------- -------------- -------------- ---------------
FROM OPERATIONS
Net investment income
  (loss) .....................  $  (121,117)   $  (190,748)   $  (127,398)   $   (30,200)
Net realized gain on
  investments ................       54,486        236,849          2,288         72,487
Net unrealized appreciation
  (depreciation) of
  investments during the
  period .....................    2,954,000      3,073,695      2,041,489        695,548
                                -----------    -----------    -----------    -----------
Net increase (decrease) in
  net assets resulting from
  operations .................    2,887,369      3,119,796      1,916,379        737,835
                                -----------    -----------    -----------    -----------
FROM VARIABLE ANNUITY
  CONTRACT TRANSACTIONS
Contract owners' net
  payments ...................    5,571,115      9,051,964      7,664,341      3,749,787
Contract maintenance fees.....       (2,956)        (3,930)        (1,930)        (1,409)
Surrenders ...................     (177,307)      (303,372)      (326,160)      (135,376)
Death benefits ...............     (102,914)      (122,413)       (56,738)       (44,941)
Transfer (to) from other
  portfolios .................    5,067,338      8,306,569      7,524,089      6,981,515
                                -----------    -----------    -----------    -----------
Net increase in net assets
  resulting from variable
  annuity contract
  transactions ...............   10,355,276     16,928,818     14,803,602     10,549,576
                                -----------    -----------    -----------    -----------
Total increase (decrease) in
  net assets .................   13,242,645     20,048,614     16,719,981     11,287,411
NET ASSETS
Beginning of Year ............    3,320,856      6,285,782      2,671,277      1,747,276
                                -----------    -----------    -----------    -----------
End of Year ..................  $16,563,501    $26,334,396    $19,391,258    $13,034,687
                                ===========    ===========    ===========    ===========



                                 OPPENHEIMER                     OPPENHEIMER     OPPENHEIMER
                                  AGGRESSIVE     OPPENHEIMER      GROWTH AND      STRATEGIC
                                    GROWTH          GROWTH          INCOME           BOND             TOTAL
                               --------------- --------------- --------------- --------------- ------------------
FROM OPERATIONS
Net investment income
  (loss) .....................  $   (80,415)    $   (82,974)    $  (124,540)    $   (39,586)    $   (6,385,890)
Net realized gain on
  investments ................       96,322         466,229         255,665          59,275         54,962,707
Net unrealized appreciation
  (depreciation) of
  investments during the
  period .....................      898,627       1,756,712         344,809          47,763         27,086,414
                                -----------     -----------     -----------     -----------     --------------
Net increase (decrease) in
  net assets resulting from
  operations .................      914,534       2,139,967         475,934          67,452         75,663,231
                                -----------     -----------     -----------     -----------     --------------
FROM VARIABLE ANNUITY
  CONTRACT TRANSACTIONS
Contract owners' net
  payments ...................    4,311,786       5,905,789       8,994,192       5,763,714        183,769,786
Contract maintenance fees.....       (2,142)         (2,350)         (2,233)         (2,055)          (429,088)
Surrenders ...................      (89,091)       (123,371)       (246,266)       (340,560)       (42,615,229)
Death benefits ...............      (50,848)        (52,012)       (164,009)        (49,270)        (7,545,814)
Transfer (to) from other
  portfolios .................    3,632,462       4,545,826       8,102,422       7,619,088        151,949,080
                                -----------     -----------     -----------     -----------     --------------
Net increase in net assets
  resulting from variable
  annuity contract
  transactions ...............    7,802,167      10,273,882      16,684,106      12,990,917        285,128,735
                                -----------     -----------     -----------     -----------     --------------
Total increase (decrease) in
  net assets .................    8,716,701      12,413,849      17,160,040      13,058,369        360,791,966
NET ASSETS
Beginning of Year ............    2,613,453       3,608,544       2,932,112       2,920,622        925,123,112
                                -----------     -----------     -----------     -----------     --------------
End of Year ..................  $11,330,154     $16,022,393     $20,092,152     $15,978,991     $1,285,915,078
                                ===========     ===========     ===========     ===========     ==============



   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT


                      STATEMENT OF CHANGES IN NET ASSETS


                     FOR THE YEAR ENDED DECEMBER 31, 1997




                                          PIC              PIC             PIC             PIC
                                         MONEY         GROWTH AND     INTERNATIONAL       GLOBAL
                                         MARKET          INCOME           EQUITY          INCOME
                                    --------------- ---------------- --------------- ---------------
FROM OPERATIONS
Net investment income (loss)         $     153,256  $ (1,563,067)     $    660,717   $ 3,385,571
Net realized gain on
 investments ......................              0    47,264,019         7,218,359       605,054
Net unrealized appreciation
 (depreciation) of
 investments during the
 period ...........................              1    19,421,926        (5,637,373)     (450,116)
                                     -------------  ------------      ------------   -----------
Net increase (decrease) in
 net assets resulting from
 operations .......................        153,257    65,122,878         2,241,703     3,540,509
                                     -------------  ------------      ------------   -----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contract owners' net
 payments .........................      4,550,506    70,285,404        27,497,729     8,832,118
Contract maintenance fees .........         (1,861)     (119,996)          (53,643)      (15,577)
Surrenders ........................     (2,124,233)  (10,448,724)       (4,248,152)   (1,859,370)
Death benefits ....................        (90,244)   (2,020,758)         (806,371)     (432,617)
Transfer (to) from other
 portfolios .......................     (5,005,559)   22,297,846        10,100,492     1,001,821
                                     -------------  ------------      ------------   -----------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions .....................     (2,671,391)   79,993,772        32,490,055     7,526,375
                                     -------------  ------------      ------------   -----------
Total increase (decrease) in
 net assets .......................     (2,518,134)  145,116,650        34,731,758    11,066,884
NET ASSETS
Beginning of Year .................      6,106,514   210,437,463        96,613,531    37,653,565
                                     -------------  ------------      ------------   -----------
End of Year .......................  $   3,588,380  $355,554,113      $131,345,289   $48,720,449
                                     =============  ============      ============   ===========



                                                                                        CALVERT
                                           PIC              PIC             PIC         SOCIAL        CALVERT
                                        SMALL CAP         CORE US         CAPITAL        SMALL        SOCIAL
                                          VALUE           EQUITY          GROWTH      CAP GROWTH     BALANCED
                                    ---------------- ---------------- -------------- ------------ --------------
FROM OPERATIONS
Net investment income (loss)         $   (902,667)    $   (541,802)   $  (259,780)    $    (408)    $   20,562
Net realized gain on
 investments ......................    11,844,046       13,990,739      4,664,486        12,270         50,002
Net unrealized appreciation
 (depreciation) of
 investments during the
 period ...........................    10,752,598       20,604,003      8,959,175       (12,845)       (53,486)
                                     ------------     ------------    -----------     ---------     ----------
Net increase (decrease) in
 net assets resulting from
 operations .......................    21,693,977       34,052,940     13,363,881          (983)        17,078
                                     ------------     ------------    -----------     ---------     ----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contract owners' net
 payments .........................    17,115,594       33,348,489     23,501,411       107,775        954,698
Contract maintenance fees .........       (40,747)         (57,679)       (19,980)            7            (21)
Surrenders ........................    (3,563,235)      (5,804,052)    (1,542,873)         (544)        (9,883)
Death benefits ....................      (383,402)        (952,669)      (290,376)            0              0
Transfer (to) from other
 portfolios .......................     8,302,698       14,654,534      9,204,993        30,424         89,019
                                     ------------     ------------    -----------     ---------     ----------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions .....................    21,430,908       41,188,623     30,853,175       137,662      1,033,813
                                     ------------     ------------    -----------     ---------     ----------
Total increase (decrease) in
 net assets .......................    43,124,885       75,241,563     44,217,056       136,679      1,050,891
NET ASSETS
Beginning of Year .................    64,302,281      101,547,479     30,194,125             0              0
                                     ------------     ------------    -----------     ---------     ----------
End of Year .......................  $107,427,166     $176,789,042    $74,411,181     $ 136,679     $1,050,891
                                     ============     ============    ===========     =========     ==========



   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                     FOR THE YEAR ENDED DECEMBER 31, 1997




                                                                   MFS
                                      MFS                        GROWTH          MFS
                                    EMERGING        MFS           WITH          TOTAL
                                     GROWTH       RESEARCH       INCOME         RETURN
                                 ------------- ------------- -------------- -------------
FROM OPERATIONS
Net investment income
 (loss) ........................  $  (11,765)   $  (19,515)    $    2,643    $   (4,785)
Net realized gain on
 investments ...................       2,267             7         49,109           202
Net unrealized appreciation
 (depreciation) of
 investments during the
 period ........................       2,208        13,033         41,478        48,443
                                  ----------    ----------     ----------    ----------
Net increase (decrease) in
 net assets resulting from
 operations ....................      (7,290)       (6,475)        93,230        43,860
                                  ----------    ----------     ----------    ----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contract owners' net
 payments ......................   2,503,454     4,920,127      2,051,786     1,145,999
Contract maintenance fees ......         307           (56)            40           (55)
Surrenders .....................      (8,914)      (32,833)        (7,709)       (3,032)
Death benefits .................           0             0         (4,375)            0
Transfer (to) from other
 portfolios ....................     833,299     1,405,019        538,305       560,504
                                  ----------    ----------     ----------    ----------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions ..................   3,328,146     6,292,257      2,578,047     1,703,416
                                  ----------    ----------     ----------    ----------
Total increase (decrease) in
 net assets ....................   3,320,856     6,285,782      2,671,277     1,747,276
NET ASSETS
Beginning of Year ..............           0             0              0             0
                                  ----------    ----------     ----------    ----------
End of Year ....................  $3,320,856    $6,285,782     $2,671,277    $1,747,276
                                  ==========    ==========     ==========    ==========



                                  OPPENHEIMER                 OPPENHEIMER   OPPENHEIMER
                                   AGGRESSIVE   OPPENHEIMER    GROWTH AND    STRATEGIC
                                     GROWTH        GROWTH        INCOME         BOND          TOTAL
                                 ------------- ------------- ------------- ------------- ---------------
FROM OPERATIONS
Net investment income
 (loss) ........................  $   (7,974)   $  (11,176)   $     (495)   $   63,983    $     963,298
Net realized gain on
 investments ...................          11            19           118            21       85,700,729
Net unrealized appreciation
 (depreciation) of
 investments during the
 period ........................     (56,978)       (9,267)      109,900       (22,462)      53,710,238
                                  ----------    ----------    ----------    ----------    -------------
Net increase (decrease) in
 net assets resulting from
 operations ....................     (64,941)      (20,424)      109,523        41,542      140,374,265
                                  ----------    ----------    ----------    ----------    -------------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contract owners' net
 payments ......................   2,107,943     2,994,586     2,158,105     1,948,790      206,024,514
Contract maintenance fees ......        (370)          (22)          (21)          429         (309,245)
Surrenders .....................     (19,335)       (7,756)      (13,263)      (13,822)     (29,707,730)
Death benefits .................           0        (4,472)            0             0       (4,985,284)
Transfer (to) from other
 portfolios ....................     590,156       646,632       677,768       943,683       66,871,634
                                  ----------    ----------    ----------    ----------    -------------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions ..................   2,678,394     3,628,968     2,822,589     2,879,080      237,893,889
                                  ----------    ----------    ----------    ----------    -------------
Total increase (decrease) in
 net assets ....................   2,613,453     3,608,544     2,932,112     2,920,622      378,268,154
NET ASSETS
Beginning of Year ..............           0             0             0             0      546,854,958
                                  ----------    ----------    ----------    ----------    -------------
End of Year ....................  $2,613,453    $3,608,544    $2,932,112    $2,920,622    $ 925,123,112
                                  ==========    ==========    ==========    ==========    =============



   The accompanying notes are an integral part of these financial statements.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

     The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of seven proprietary sub-accounts and ten independent sub-accounts. The seven proprietary sub-accounts are the Money Market, Growth and Income, International Equity, Global Income, Small Cap Value, Core U.S. Equity, and Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund.


     The ten independent sub-accounts are the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, Oppenheimer Aggressive Growth, Oppenheimer Growth, Oppenheimer Growth & Income, and Oppenheimer Strategic Bond sub-accounts. The ten independent sub-accounts were added July 1, 1997, with sales beginning July 1, 1997. The Fund invests contract holder's funds in exchange for shares in the independent funds. The Fund then holds the shares for the contract owners.


     Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Protective Life.


     Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance for the years ended December 31, 1998 and 1997 was $268,282,860 and $227,706,042, respectively.

     Transfers to/from other portfolios, included in the statement of changes in net assets, are transfers between the individual sub-accounts and the sub-accounts and the Guaranteed Account.



2. SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION: Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

     REALIZED GAINS AND LOSSES: Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

     DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS: Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the Investment Company financials.

     USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, at the date of the financial statements, as well as the reported amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES: The operation of the Separate Account is included in the federal income tax return of Protective Life. Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.
     RECLASSIFICATIONS: Certain reclassifications have been made in previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net assets.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. INVESTMENTS
     At December 31, 1998, the investments by the respective sub-accounts were as follows:




                                              SHARES           COST          MARKET VALUE
                                           ------------ ----------------- -----------------
PIC Money Market .........................   5,304,961   $    5,304,961    $    5,304,961
PIC Growth and Income ....................  27,458,284      373,386,033       386,296,900
PIC International Equity .................  12,131,396      143,492,563       173,532,636
PIC Global Income ........................   5,864,080       59,677,628        62,451,103
PIC Small Cap Value ......................  11,436,929      117,079,682        99,008,326
PIC Core US Equity .......................  11,800,174      181,268,517       261,457,421
PIC Capital Growth .......................   7,305,467      109,839,206       152,416,381
Calvert Social Small Cap Growth ..........      49,445          583,893           549,826
Calvert Social Balanced ..................   2,877,861        6,085,066         6,149,990
MFS Emerging Growth ......................     771,472       13,607,295        16,563,501
MFS Research .............................   1,382,383       23,247,669        26,334,396
MFS Growth With Income ...................     964,237       17,307,844        19,391,258
MFS Total Return .........................     719,354       12,290,697        13,034,687
Oppenheimer Aggressive Growth ............     252,736       10,488,505        11,330,154
Oppenheimer Growth .......................     436,935       14,274,948        16,022,393
Oppenheimer Growth and Income ............     981,040       19,636,990        20,092,152
Oppenheimer Strategic Bond ...............   3,120,780       15,953,092        15,978,992
                                                         --------------    --------------
                                                         $1,123,524,589    $1,285,915,077
                                                         ==============    ==============


     At December 31, 1997, the investments by the respective sub-accounts were as follows:




                                                SHARES            COST          MARKET VALUE
                                             ------------   ---------------   ---------------
PIC Money Market .........................     3,571,053     $  3,571,053      $  3,571,053
PIC Growth and Income ....................    22,555,045      297,181,881       355,505,039
PIC International Equity .................    10,548,201      120,773,576       131,344,810
PIC Global Income ........................     4,807,861       48,410,709        48,720,463
PIC Small Cap Value ......................     9,161,219       94,914,942       107,421,163
PIC Core US Equity .......................     9,603,792      135,912,917       176,791,623
PIC Capital Growth .......................     4,703,701       61,781,865        74,411,193
Calvert Social Small Cap Growth ..........        11,380          149,524           136,679
Calvert Social Balanced ..................       530,139        1,104,222         1,050,736
MFS Emerging Growth ......................       205,753        3,318,647         3,320,856
MFS Research .............................       398,086        6,272,749         6,285,782
MFS Growth With Income ...................       162,486        2,629,799         2,671,278
MFS Total Return .........................       105,068        1,698,832         1,747,276
Oppenheimer Aggressive Growth ............        63,805        2,670,431         2,613,453
Oppenheimer Growth .......................       111,271        3,618,902         3,609,636
Oppenheimer Growth and Income ............       142,438        2,821,485         2,931,384
Oppenheimer Strategic Bond ...............       573,292        2,957,717         2,935,255
                                                             ------------      ------------
                                                             $789,789,251      $925,067,679
                                                             ============      ============

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. INVESTMENTS -- (Continued)

     During the year ended December 31, 1998, transactions in shares were as follows:



                                                   PIC              PIC             PIC
                                                  MONEY          GROWTH &      INTERNATIONAL
                                                 MARKET           INCOME           EQUITY
                                            ---------------- ---------------- ---------------
Shares purchased ..........................     11,715,106        3,331,957       1,290,753
Shares received from reinvestment of
 dividends ................................        248,570        2,218,535         579,579
                                                ----------        ---------       ---------
Total shares acquired .....................     11,963,676        5,550,492       1,870,332
Shares redeemed ...........................    (10,229,768)        (647,253)       (287,137)
                                               -----------        ---------       ---------
Net increase in shares owned ..............      1,733,908        4,903,239       1,583,195
Shares owned, beginning of the period .....      3,571,053       22,555,045      10,548,201
                                               -----------       ----------      ----------
Shares owned, end of the period ...........      5,304,961       27,458,284      12,131,396
                                               ===========       ==========      ==========
Cost of shares acquired ...................  $  11,963,675     $ 86,017,562    $ 26,560,785
                                             =============     ============    ============
Cost of shares redeemed ...................  $ (10,229,767)    $ (9,813,410)   $ (3,841,798)
                                             =============     ============    ============



                                                  PIC             PIC              PIC             PIC
                                                 GLOBAL        SMALL CAP         CORE US         CAPITAL
                                                 INCOME          VALUE           EQUITY           GROWTH
                                            --------------- --------------- ---------------- ---------------
Shares purchased ..........................       971,363       1,225,909        2,111,671       2,491,965
Shares received from reinvestment of
 dividends ................................       281,841       1,466,219          189,588         155,774
                                                  -------       ---------        ---------       ---------
Total shares acquired .....................     1,253,204       2,692,128        2,301,259       2,647,739
Shares redeemed ...........................      (196,985)       (416,418)        (104,877)        (45,973)
                                                ---------       ---------        ---------       ---------
Net increase in shares owned ..............     1,056,219       2,275,710        2,196,382       2,601,766
Shares owned, beginning of the period .....     4,807,861       9,161,219        9,603,792       4,703,701
                                                ---------       ---------        ---------       ---------
Shares owned, end of the period ...........     5,864,080      11,436,929       11,800,174       7,305,467
                                                =========      ==========       ==========       =========
Cost of shares acquired ...................  $ 13,373,841    $ 26,470,659     $ 47,416,639     $48,833,246
                                             ============    ============     ============     ===========
Cost of shares redeemed ...................  $ (2,106,922)   $ (4,305,919)    $ (2,061,039)    $  (775,905)
                                             ============    ============     ============     ===========


                                          CALVERT SOCIAL                         MFS
                                             SMALL CAP     CALVERT SOCIAL      EMERGING
                                              GROWTH          BALANCED          GROWTH
                                         ---------------- ---------------- ---------------
Shares purchased .......................       39,534         2,236,805          568,571
Shares received from reinvestment of
 dividends .............................          665           209,275            2,945
                                               ------         ---------          -------
Total shares acquired ..................       40,199         2,446,080          571,516
Shares redeemed ........................       (2,134)          (98,358)          (5,797)
                                               ------         ---------          -------
Net increase in shares owned ...........       38,065         2,347,722          565,719
Shares owned, beginning of the
 period ................................       11,380           530,139          205,753
                                               ------         ---------          -------
Shares owned, end of the period ........       49,445         2,877,861          771,472
                                               ======         =========          =======
Cost of shares acquired ................    $ 458,138        $5,183,395      $10,389,644
                                            =========        ==========      ===========
Cost of shares redeemed ................    $ (23,769)       $ (202,551)     $  (100,996)
                                            =========        ==========      ===========



                                                               MFS                         OPPENHEIMER
                                               MFS         GROWTH WITH      MFS TOTAL      AGGRESSIVE
                                             RESEARCH         INCOME          RETURN         GROWTH
                                         --------------- --------------- --------------- --------------
Shares purchased .......................       981,678         807,870         610,804        191,902
Shares received from reinvestment of
 dividends .............................        14,624               0           7,874          2,611
                                               -------         -------         -------        -------
Total shares acquired ..................       996,302         807,870         618,678        194,513
Shares redeemed ........................       (12,005)         (6,119)         (4,392)        (5,582)
                                               -------         -------         -------        -------
Net increase in shares owned ...........       984,297         801,751         614,286        188,931
Shares owned, beginning of the
 period ................................       398,086         162,486         105,068         63,805
                                               -------         -------         -------        -------
Shares owned, end of the period ........     1,382,383         964,237         719,354        252,736
                                             =========         =======         =======        =======
Cost of shares acquired ................   $17,169,721     $14,790,927     $10,667,082     $8,020,170
                                           ===========     ===========     ===========     ==========
Cost of shares redeemed ................   $  (194,801)    $  (112,882)    $   (75,217)    $ (202,096)
                                           ===========     ===========     ===========     ==========


                                                                       OPPENHEIMER     OPPENHEIMER
                                                       OPPENHEIMER       GROWTH &       STRATEGIC
                                                          GROWTH          INCOME           BOND
                                                     --------------- --------------- ---------------
Shares purchased ...................................       319,277         835,284       2,654,705
Shares received from reinvestment of dividends .....        15,302          12,085          28,721
                                                           -------         -------       ---------
Total shares acquired ..............................       334,579         847,369       2,683,426
Shares redeemed ....................................        (8,915)         (8,767)       (135,938)
                                                           -------         -------       ---------
Net increase in shares owned .......................       325,664         838,602       2,547,488
Shares owned, beginning of the period ..............       111,271         142,438         573,292
                                                           -------         -------       ---------
Shares owned, end of the period ....................       436,935         981,040       3,120,780
                                                           =======         =======       =========
Cost of shares acquired ............................   $10,947,912     $16,995,327     $13,679,843
                                                       ===========     ===========     ===========
Cost of shares redeemed ............................   $  (291,866)    $  (179,822)    $  (684,468)
                                                       ===========     ===========     ===========

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. INVESTMENTS -- (Continued)

     During the year ended December 31, 1997, transactions in shares were as follows:




                                                  PIC              PIC             PIC
                                                 MONEY          GROWTH &      INTERNATIONAL
                                                MARKET           INCOME           EQUITY
                                           ---------------- ---------------- ---------------
Shares purchased .........................      7,384,222        4,568,466       2,382,529
Shares received from reinvestment of
 dividends ...............................        216,131        3,243,711         771,149
                                                ---------        ---------       ---------
Total shares acquired ....................      7,600,353        7,812,177       3,153,678
Shares redeemed ..........................    (10,135,816)         (94,476)       (115,268)
                                              -----------        ---------       ---------
Net increase in shares owned .............     (2,535,463)       7,717,701       3,038,410
Shares owned, beginning of the period.....      6,106,516       14,837,344       7,509,791
                                              -----------       ----------       ---------
Shares owned, end of the period ..........      3,571,053       22,555,045      10,548,201
                                              ===========       ==========      ==========
Cost of shares acquired ..................  $   7,600,353     $127,303,311    $ 41,961,893
                                            =============     ============    ============
Cost of shares redeemed ..................  $ (10,135,816)    $ (1,631,128)   $ (1,593,224)
                                            =============     ============    ============



                                                 PIC             PIC             PIC             PIC
                                                GLOBAL        SMALL CAP        CORE US         CAPITAL
                                                INCOME          VALUE           EQUITY          GROWTH
                                           --------------- --------------- --------------- ---------------
Shares purchased .........................       880,418       1,889,641       2,256,497       1,994,733
Shares received from reinvestment of
 dividends ...............................       452,653       1,052,027         856,997         330,376
                                                 -------       ---------       ---------       ---------
Total shares acquired ....................     1,333,071       2,941,668       3,113,494       2,325,109
Shares redeemed ..........................      (225,101)       (196,875)        (87,885)         (8,939)
                                               ---------       ---------       ---------       ---------
Net increase in shares owned .............     1,107,970       2,744,793       3,025,609       2,316,170
Shares owned, beginning of the period.....     3,699,891       6,416,426       6,578,183       2,387,531
                                               ---------       ---------       ---------       ---------
Shares owned, end of the period ..........     4,807,861       9,161,219       9,603,792       4,703,701
                                               =========       =========       =========       =========
Cost of shares acquired ..................  $ 13,885,758    $ 34,688,924    $ 56,301,000     $35,386,576
                                            ============    ============    ============     ===========
Cost of shares redeemed ..................  $ (2,368,748)   $ (2,321,547)   $ (1,660,892)    $  (128,687)
                                            ============    ============    ============     ===========



                                            CALVERT SOCIAL      CALVERT          MFS
                                               SMALL CAP        SOCIAL        EMERGING
                                                GROWTH         BALANCED        GROWTH
                                           ---------------- -------------- --------------
Shares Purchased .........................       10,417          496,705        212,328
Shares received from reinvestment of
 dividends ...............................        1,023           36,802              0
                                                 ------          -------        -------
Total shares acquired ....................       11,440          533,507        212,328
Shares redeemed ..........................          (60)          (3,368)        (6,575)
                                                 ------          -------        -------
Net increase in shares owned .............       11,380          530,139        205,753
Shares owned, beginning of the period.....            0                0              0
                                                 ------          -------        -------
Shares owned, end of the period ..........       11,380          530,139        205,753
                                                 ======          =======        =======
Cost of shares acquired ..................     $150,314       $1,111,207     $3,422,009
                                               ========       ==========     ==========
Cost of shares redeemed ..................     $   (790)      $   (6,985)    $ (103,362)
                                               ========       ==========     ==========



                                                                  MFS            MFS        OPPENHEIMER
                                                  MFS         GROWTH WITH       TOTAL       AGGRESSIVE
                                               RESEARCH         INCOME         RETURN         GROWTH
                                           ---------------- -------------- -------------- --------------
Shares Purchased .........................      398,087          160,174        107,942         63,852
Shares received from reinvestment of
 dividends ...............................            0            3,695              0              0
                                                --------         -------        -------         ------
Total shares acquired ....................      398,087          163,869        107,942         63,852
Shares redeemed ..........................             (1)        (1,383)        (2,874)           (47)
                                                ----------       -------        -------         ------
Net increase in shares owned .............      398,086          162,486        105,068         63,805
Shares owned, beginning of the period.....            0                0              0              0
                                                ---------        -------        -------         ------
Shares owned, end of the period ..........      398,086          162,486        105,068         63,805
                                                =========        =======        =======         ======
Cost of shares acquired ..................    $6,272,771      $2,652,475     $1,745,363     $2,672,447
                                              ===========     ==========     ==========     ==========
Cost of shares redeemed ..................    $     (22)      $  (22,676)    $  (46,531)    $   (2,016)
                                              ===========     ==========     ==========     ==========


                                                                  OPPENHEIMER    OPPENHEIMER
                                                   OPPENHEIMER     GROWTH &       STRATEGIC
                                                     GROWTH         INCOME          BOND
                                                 -------------- -------------- --------------
Shares purchased ...............................      111,304        142,996        599,683
Shares received from reinvestment of dividends .            0            405         14,325
                                                      -------        -------        -------
Total shares acquired ..........................      111,304        143,401        614,008
Shares redeemed ................................          (33)          (963)       (40,716)
                                                      -------        -------        -------
Net increase in shares owned ...................      111,271        142,438        573,292
Shares owned, beginning of the period ..........            0              0              0
                                                      -------        -------        -------
Shares owned, end of the period ................      111,271        142,438        573,292
                                                      =======        =======        =======
Cost of shares acquired ........................   $3,619,878     $2,840,522     $3,167,524
                                                   ==========     ==========     ==========
Cost of shares redeemed ........................   $     (976)    $  (19,037)    $ (209,807)
                                                   ==========     ==========     ==========


4. RELATED PARTY TRANSACTIONS

     Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

     The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.

     Protective Life offers a loan privilege to contract owners. Contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $423,000 and $395,000 at December 31, 1998 and 1997, respectively.

               THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5. SUBSEQUENT EVENTS

     In November 1998, six additional sub-accounts were added to the Separate Account. These sub-accounts are MFS New Discovery, MFS Utilities, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Real Estate. Sales will begin in the sub-accounts in 1999.

     Protective Life has also announced plans to liquidate the PIC Money Market account and replace it with the Oppenheimer Money Fund in 1999.

     In 1999, the Oppenheimer Growth Fund and the Oppenheimer Growth and Income Fund names will be changed to Oppenheimer Capital Appreciation and Oppenheimer Main Street Growth and Income, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS





To the Directors and Share Owner
Protective Life Insurance Company
Birmingham, Alabama

In our opinion, the consolidated financial statements of Protective Life Insurance Company and Subsidiaries (the "Company") listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the consolidated financial position of the Company at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                    PricewaterhouseCoopers LLP


February 11, 1999
Birmingham, Alabama

                       PROTECTIVE LIFE INSURANCE COMPANY


                       CONSOLIDATED STATEMENTS OF INCOME


                            (DOLLARS IN THOUSANDS)





                                                                               YEAR ENDED DECEMBER 31
                                                                      -----------------------------------------
                                                                           1998          1997          1996
                                                                      ------------- ------------- -------------
     REVENUES
      Premiums and policy fees ......................................  $1,027,340    $  814,420    $  770,224
      Reinsurance ceded .............................................    (459,215)     (334,214)     (308,174)
                                                                       ----------    ----------    ----------
        Net of reinsurance ceded ....................................     568,125       480,206       462,050
      Net investment income .........................................     603,795       557,488       498,781
      Realized investment gains .....................................       2,136         1,824         5,510
      Other income ..................................................      20,201         6,149         5,010
                                                                       ----------    ----------    ----------
                                                                        1,194,257     1,045,667       971,351
                                                                       ----------    ----------    ----------
     BENEFITS AND EXPENSES
      Benefits and settlement expenses (net of reinsurance ceded:
        1998-$330,494; 1997-$180,605; 1996-$215,424) ................     730,496       658,872       626,893
      Amortization of deferred policy acquisition costs .............     111,188       107,175        91,001
      Other operating expenses (net of reinsurance ceded:
        1998-$166,375; 1997-$90,045; 1996-$81,839) ..................     172,228       129,870       128,148
                                                                       ----------    ----------    ----------
                                                                        1,013,912       895,917       846,042
                                                                       ----------    ----------    ----------
     INCOME BEFORE INCOME TAX .......................................     180,345       149,750       125,309
     INCOME TAX EXPENSE (BENEFIT)
      Current .......................................................      48,237        66,283        44,908
      Deferred ......................................................      14,925       (13,981)       (2,142)
                                                                       ----------    ----------    ----------
                                                                           63,162        52,302        42,766
                                                                       ----------    ----------    ----------
     NET INCOME .....................................................  $  117,183    $   97,448    $   82,543
                                                                       ==========    ==========    ==========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY


                          CONSOLIDATED BALANCE SHEETS


               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)





                                                                                             DECEMBER 31
                                                                                    -----------------------------
                                                                                          1998           1997
                                                                                    --------------- -------------
   ASSETS
   Investments:
     Fixed maturities, at market (amortized cost: 1998-$6,307,274;
      1997-$6,221,871) ............................................................   $ 6,400,262    $ 6,348,252
     Equity securities, at market (cost: 1998-$15,151; 1997-$24,983) ..............        12,258         15,006
     Mortgage loans on real estate ................................................     1,623,603      1,313,478
     Investment real estate, net of accumulated depreciation (1998-$782;
      1997-$671) ..................................................................        14,868         13,469
     Policy loans .................................................................       232,670        194,109
     Other long-term investments ..................................................        70,078         54,704
     Short-term investments .......................................................       159,655         54,337
                                                                                      -----------    -----------
      Total investments ...........................................................     8,513,394      7,993,355
   Cash ...........................................................................                       39,197
   Accrued investment income ......................................................       100,395         94,095
   Accounts and premiums receivable, net of allowance for uncollectible amounts
     (1998-$4,304; 1997-$5,292) ...................................................        31,265         42,255
   Reinsurance receivables ........................................................       756,370        591,457
   Deferred policy acquisition costs ..............................................       841,425        632,605
   Property and equipment, net ....................................................        42,374         36,407
   Other assets ...................................................................        34,632         14,445
   Assets related to separate accounts
     Variable Annuity .............................................................     1,285,952        924,406
     Variable Universal Life ......................................................        13,606          3,634
     Other ........................................................................         3,482          3,425
                                                                                      -----------    -----------
                                                                                      $11,622,895    $10,375,281
                                                                                      ===========    ===========
   LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits and claims ............................................   $ 4,140,003    $ 3,324,294
     Unearned premiums ............................................................       389,294        396,696
                                                                                      -----------    -----------
                                                                                        4,529,297      3,720,990
   Guaranteed investment contract deposits ........................................     2,691,697      2,684,676
   Annuity deposits ...............................................................     1,519,820      1,511,553
   Other policyholders' funds .....................................................       219,356        183,324
   Other liabilities ..............................................................       226,310        246,081
   Accrued income taxes ...........................................................       (10,992)           941
   Deferred income taxes ..........................................................        51,735         49,417
   Note payable ...................................................................         2,363
   Indebtedness to related parties ................................................        20,898         28,055
   Liabilities related to separate accounts
     Variable Annuity .............................................................     1,285,952        924,406
     Variable Universal Life ......................................................        13,606          3,634
     Other ........................................................................         3,482          3,425
                                                                                      -----------    -----------
      Total liabilities ...........................................................    10,553,524      9,356,502
                                                                                      -----------    -----------

                       PROTECTIVE LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS -- CONTINUED





                                                                                     DECEMBER 31
                                                                           -------------------------------
                                                                                 1998            1997
                                                                           --------------- ---------------
   COMMITMENTS AND CONTINGENT LIABILITIES--NOTE G
   SHARE-OWNER'S EQUITY
   Preferred Stock, $1.00 par value, shares authorized and issued: 2,000,
     liquidation preference $2,000........................................             2               2
   Common Stock, $1.00 par value..........................................         5,000           5,000
     Shares authorized and issued: 5,000,000
   Additional paid-in capital ............................................       327,992         327,992
   Note receivable from PLC Employee Stock Ownership Plan ................        (5,199)         (5,378)
   Retained earnings .....................................................       686,519         629,436
   Accumulated other comprehensive income
     Net unrealized gains on investments (net of income tax: 1998-$29,646;
      1997-$33,238).......................................................        55,057          61,727
                                                                                 -------         -------
      Total share-owner's equity .........................................     1,069,371       1,018,779
                                                                               ---------       ---------
                                                                             $11,622,895     $10,375,281
                                                                             ===========     ===========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY


                CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY


               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)




                                                                        ADDITIONAL
                                                   PREFERRED   COMMON     PAID-IN
                                                     STOCK      STOCK     CAPITAL
                                                  ----------- -------- ------------
   Balance, December 31, 1995 ...................              $5,000    $144,494
    Net income for 1996 .........................
    Decrease in net unrealized gains on
      investments (net of income tax:
      $(25,627)) ................................
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(1,928)) ............................
    Comprehensive income for 1996 ...............
    Redemption feature of preferred stock
      removed-Note I ............................     $ 2                   1,998
    Preferred dividends ($50 per share) .........
    Capital contribution from PLC ...............                          91,500
    Decrease in note receivable from PLC
      ESOP ......................................
                                                      ---      ------    --------
   Balance, December 31, 1996 ...................       2       5,000     237,992
    Net income for 1997 .........................
    Increase in net unrealized gains on
      investments (net of income
      tax-$30,275) ..............................
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(638)) ..............................
    Comprehensive income for 1997 ...............
    Preferred dividends ($50 per share) .........
    Capital contribution from PLC ...............                          90,000
    Decrease in note receivable from PLC
      ESOP ......................................
                                                      ---      ------    --------
   Balance, December 31, 1997 ...................       2       5,000     327,992
    Net income for 1998 .........................
    Decrease in net unrealized gains on
      investments (net of income
      tax-($2,844)) .............................
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(747)) ..............................
    Comprehensive income for 1998 ...............
    Common dividends ($12 per share) ............
    Preferred dividends ($50 per share) .........
    Decrease in note receivable from PLC
      ESOP ......................................
                                                      ---      ------    --------
   Balance, December 31, 1998 ...................     $ 2      $5,000    $327,992
                                                      ===      ======    ========



                                                      NOTE
                                                   RECEIVABLE                      NET
                                                      FROM                     UNREALIZED         TOTAL
                                                       PLC       RETAINED    GAINS (LOSSES)   SHARE-OWNER'S
                                                      ESOP       EARNINGS    ON INVESTMENTS      EQUITY
                                                  ------------ ------------ ---------------- --------------
   Balance, December 31, 1995 ...................   $ (5,765)   $ 449,645      $  57,863       $  651,237
                                                                                               ----------
    Net income for 1996 .........................                  82,543                          82,543
    Decrease in net unrealized gains on
      investments (net of income tax:
      $(25,627)) ................................                                (47,593)         (47,593)
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(1,928)) ............................                                 (3,582)          (3,582)
                                                                                               ----------
    Comprehensive income for 1996 ...............                                                  31,368
                                                                                               ----------
    Redemption feature of preferred stock
      removed-Note I ............................                                                   2,000
    Preferred dividends ($50 per share) .........                    (100)                           (100)
    Capital contribution from PLC ...............                                                  91,500
    Decrease in note receivable from PLC
      ESOP ......................................        186                                          186
                                                    --------                   ---------       ----------
   Balance, December 31, 1996 ...................     (5,579)     532,088          6,688          776,191
                                                                                               ----------
    Net income for 1997 .........................                  97,448                          97,448
    Increase in net unrealized gains on
      investments (net of income
      tax-$30,275) ..............................                                 56,225           56,225
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(638)) ..............................                                 (1,186)          (1,186)
                                                                                               ----------
    Comprehensive income for 1997 ...............                                                 152,487
    Preferred dividends ($50 per share) .........                    (100)                           (100)
    Capital contribution from PLC ...............                                                  90,000
    Decrease in note receivable from PLC
      ESOP ......................................        201                                          201
                                                    --------    ---------      ---------       ----------
   Balance, December 31, 1997 ...................     (5,378)     629,436         61,727        1,018,779
    Net income for 1998 .........................                 117,183                         117,183
    Decrease in net unrealized gains on
      investments (net of income
      tax-($2,844)) .............................                                 (5,281)          (5,281)
    Reclassification adjustment for amounts
      included in net income (net of income
      tax: $(747)) ..............................                                 (1,389)          (1,389)
                                                                                               ----------
    Comprehensive income for 1998 ...............                                                 110,513
                                                                                               ----------
    Common dividends ($12 per share) ............                 (60,000)                        (60,000)
    Preferred dividends ($50 per share) .........                    (100)                           (100)
    Decrease in note receivable from PLC
      ESOP ......................................        179                                          179
                                                    --------    ---------      ---------       ----------
   Balance, December 31, 1998 ...................   $ (5,199)   $ 686,519      $  55,057       $1,069,371
                                                    ========    =========      =========       ==========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY


                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                            (DOLLARS IN THOUSANDS)





                                                                                          DECEMBER 31
                                                                        ------------------------------------------------
                                                                              1998             1997            1996
                                                                        ---------------- --------------- ---------------
   CASH FLOWS FROM OPERATING ACTIVITIES
    Net income ........................................................  $     117,183    $     97,448    $     82,543
    Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs .................        111,188         107,175          91,001
    Capitalization of deferred policy acquisition costs ...............       (192,838)       (135,211)        (77,078)
    Depreciation expense ..............................................          7,110           5,124           5,333
    Deferred income taxes .............................................         14,925         (17,918)         (2,442)
    Accrued income taxes ..............................................        (11,933)         (5,558)            893
    Interest credited to universal life and investment products .......        352,721         299,004         280,377
    Policy fees assessed on universal life and investment products            (139,689)       (131,582)       (116,401)
    Change in accrued investment income and other receivables .........       (159,362)       (158,798)        (70,987)
    Change in policy liabilities and other policyholder funds of
      traditional life and health products ............................        322,464         279,522         133,621
    Change in other liabilities .......................................        (19,771)         65,393           7,209
    Other (net) .......................................................        (22,634)         (1,133)         (4,281)
                                                                         -------------    ------------    ------------
   Net cash provided by operating activities ..........................        379,364         403,466         329,788
                                                                         -------------    ------------    ------------
   CASH FLOWS FROM INVESTING ACTIVITIES
    Maturities and principal reduction of investments:
      Investments available for sale ..................................     10,445,407       6,462,663       1,327,323
      Other ...........................................................        198,559         324,242         168,898
    Sale of investments:
      Investment available for sale ...................................      1,080,265       1,108,058       1,569,119
      Other ...........................................................        155,906         695,270         568,218
    Cost of investments acquired:
      Investments available for sale ..................................    (11,507,234)     (8,428,804)     (3,798,631)
      Other ...........................................................       (662,350)       (718,335)       (400,322)
    Acquisitions and bulk reinsurance assumptions .....................                       (169,124)        264,126
    Purchase of property and equipment ................................        (13,077)         (6,087)         (6,899)
    Sale of property and equipment ....................................                          2,681             288
                                                                                          ------------    ------------
   Net cash used in investing activities ..............................       (302,524)       (729,436)       (307,880)
                                                                         -------------    ------------    ------------
   CASH FLOWS FROM FINANCING ACTIVITIES
    Borrowings under line of credit arrangements and long-term
      debt ............................................................      1,975,800       1,159,538         941,438
    Capital contribution from PLC .....................................                         90,000          91,500
    Principal payments on line of credit arrangements and
      long-term debt ..................................................     (1,973,437)     (1,159,538)       (941,438)
    Principal payment on surplus note to PLC ..........................         (2,000)         (4,693)        (10,000)
    Dividends to share-owner ..........................................        (60,100)           (100)           (100)
    Investment product deposits and change in universal life
      deposits ........................................................        981,124         910,659         949,122
    Investment product withdrawals ....................................     (1,037,424)       (745,083)       (944,244)
                                                                         -------------    ------------    ------------
   Net cash provided by (used in) financing activities ................       (116,037)        250,783          86,278
                                                                         -------------    ------------    ------------
   INCREASE (DECREASE) IN CASH ........................................        (39,197)        (75,187)        108,186
   CASH AT BEGINNING OF YEAR ..........................................         39,197         114,384           6,198
                                                                         -------------    ------------    ------------
   CASH AT END OF YEAR ................................................  $           0    $     39,197    $    114,384
                                                                         =============    ============    ============

                       PROTECTIVE LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF CASH FLOWS  -- CONTINUED





                                                                  DECEMBER 31
                                                  --------------------------------------------
                                                        1998           1997          1996
                                                  --------------- ------------- --------------
   SUPPLEMENTAL DISCLOSURES OF CASH FLOW
    INFORMATION
    Cash paid during the year:
      Interest on debt ..........................   $     8,338    $    4,343     $    4,633
      Income taxes ..............................   $    57,429    $   70,133     $   43,478
   SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING
    AND FINANCING ACTIVITIES
    Reduction of principal on note from ESOP ....   $       179    $      201     $      186
    Acquisitions and bulk reinsurance assumptions
      Assets acquired ...........................   $   247,894    $1,114,832     $  296,935
      Liabilities assumed .......................      (380,405)     (902,267)      (364,862)
                                                    -----------    ----------     ----------
      Net .......................................   $  (132,511)   $  212,565     $  (67,927)
                                                    ===========    ==========     ==========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)


NOTE A -- SIGNIFICANT ACCOUNTING POLICIES


     BASIS OF PRESENTATION

     The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries ("Protective") are prepared on the basis of generally accepted accounting principles. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses.


     ENTITIES INCLUDED

     The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries. Protective is a wholly-owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company.


     NATURE OF OPERATIONS

     Protective provides financial services through the production, distribution, and administration of insurance and investment products. Protective markets individual life insurance, dental insurance and managed care services, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, and fixed and variable annuities throughout the United States. Protective also maintains a separate division devoted exclusively to the acquisition of insurance policies from other companies.

     The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, and other factors.


     RECENTLY ISSUED ACCOUNTING STANDARDS

     In 1997 Protective adopted Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" SFAS No. 130, "Reporting Comprehensive Income;" and SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information."

     In 1998 PLC adopted SFAS No. 132, "Employers' Disclosures About Pensions and Other Postretirement Benefits."

     The adoption of these accounting standards did not have a material effect on PLC's or Protective's financial statements.


     INVESTMENTS

     Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale."

     Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

     o Fixed maturities (bonds, bank loan participations, and redeemable preferred stocks) -- at current market value.

     o Equity securities (common and nonredeemable preferred stocks) -- at current market value.

     o Mortgage loans on real estate -- at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

     o Investment real estate -- at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

     o Policy loans -- at unpaid balances.

     o Other long-term investments -- at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

     o Short-term investments -- at cost, which approximates current market value.

     Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.9 million in bank deposits voluntarily restricted as to withdrawal.

     As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax reported as a component of share-owner's equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect Protective's operations, its reported share-owner's equity will fluctuate significantly as interest rates change.

     Protective's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:



                                           1998           1997
                                      -------------- --------------
  Total investments .................  $ 8,412,167    $ 7,876,952
  Deferred policy acquisition costs .      857,949        654,043
  All other assets ..................    2,268,076      1,749,321
                                       -----------    -----------
                                       $11,538,192    $10,280,316
                                       ===========    ===========
  Deferred income taxes .............  $    22,089    $    16,179
  All other liabilities .............   10,501,789      9,307,085
                                       -----------    -----------
                                        10,523,878      9,323,264
  Share-owner's equity ..............    1,014,314        957,052
                                       -----------    -----------
                                       $11,538,192    $10,280,316
                                       ===========    ===========

     Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.


     DERIVATIVE FINANCIAL INSTRUMENTS

     Protective does not use derivative financial instruments for trading purposes. Combinations of swaps, futures contracts and options on treasury notes are currently being used as hedges for asset/liability management of certain investments, primarily mortgage loans on real estate, mortgage-backed securities, and liabilities arising from interest-sensitive products such as guaranteed investment contracts and individual annuities. Realized investment gains and losses on such contracts are deferred and amortized over the life of the hedged asset. No realized investment gains or losses were deferred in 1998. Net realized gains of $1.5 million were deferred in 1997. At December 31, 1998 and 1997, options and open futures contracts with notional amounts of $975.0 million and $925.0 million, respectively, had net unrealized losses of $0.5 million and $0.4 million respectively.

     Protective uses interest rate swap contracts to convert certain investments and liabilities from a variable to a fixed rate of interest and from a fixed rate to variable rate of interest. At December 31, 1998, related open interest rate swap contracts with a notional amount of $55.3 million were in a $0.2 million net unrealized loss position. At December 31, 1997, related open interest rate swap contracts with a notional amount of $95.3 million were in a $0.1 million net unrealized loss position.


     CASH

     Cash includes all demand deposits reduced by the amount of outstanding checks and drafts.

</////////////////////////////////////////////////////////
                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

     PROPERTY AND EQUIPMENT

     Property and equipment are reported at cost. Protective primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

     Property and equipment consisted of the following at December 31:



                                                                     1998         1997
                                                                  ----------   ----------
          Home office building ................................    $37,959      $37,459
          Other, principally furniture and equipment ..........     58,958       46,937
                                                                   -------      -------
                                                                    96,917       84,396
          Accumulated depreciation ............................     54,543       47,989
                                                                   -------      -------
                                                                   $42,374      $36,407
                                                                   =======      =======

     SEPARATE ACCOUNTS


     Protective operates separate accounts, some in which Protective bears the investment risk and others in which the investments risk rests with the contract holder. The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.



     REVENUES AND BENEFITS EXPENSE

   o Traditional Life and Health Insurance Products -- Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life and health insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

     Activity in the liability for unpaid claims is summarized as follows:



                                               1998        1997        1996
                                           ----------- ----------- -----------
       Balance beginning of year .........  $ 106,121   $ 108,159   $ 73,642
        Less reinsurance .................     18,673       6,423      3,330
                                            ---------   ---------   --------
       Net balance beginning of year .....     87,448     101,736     70,312
                                            ---------   ---------   --------
       Incurred related to:
       Current year ......................    288,015     258,322    275,524
       Prior year ........................    (10,198)    (14,540)    (2,417)
                                            ---------   ---------   --------
        Total incurred ...................    277,817     243,782    273,107
                                            ---------   ---------   --------
       Paid related to:
       Current year ......................    236,001     203,381    197,163
       Prior year ........................     58,951      58,104     57,812
                                            ---------   ---------   --------
        Total paid .......................    294,952     261,485    254,975
                                            ---------   ---------   --------
       Other changes:
        Acquisitions and reserve transfers          0       3,415     13,292
                                            ---------   ---------   --------
       Net balance end of year ...........     70,313      87,448    101,736
        Plus reinsurance .................     20,019      18,673      6,423
                                            ---------   ---------   --------
       Balance end of year ...............  $  90,332   $ 106,121   $108,159
                                            =========   =========   ========

   o Universal Life and Investment Products -- Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. That is, universal life and investment product deposits are not considered revenues in accordance with generally accepted accounting principles. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.4% to 9.4% in 1998.

     Protective's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.


     DEFERRED POLICY ACQUISITION COSTS

     Commissions and other costs of acquiring traditional life and health insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to total anticipated premium income. Acquisition costs for universal life and investment products are being amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

     The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. Protective amortizes the present value of future profits over the premium payment period including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $370.3 million and $274.9 million at December 31, 1998 and 1997, respectively. During 1998 $132.5 million of present value of future profits on acquisitions made during the year was capitalized and $37.1 million was amortized. During 1997 $136.2 million of present value of future profits on acquisitions made during the year was capitalized, and $28.9 million was amortized.


     INCOME TAXES

     Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the bases of assets and liabilities determined for financial reporting purposes and the bases determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.


     RECLASSIFICATIONS

     Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on net income, total assets, or share-owner's equity.


NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES

     Financial statements prepared in conformity with generally accepted accounting principals ("GAAP") differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, (c) deferred income taxes are provided for temporary differences between financial and taxable earnings, (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to stock-owner's equity, (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted items), (f) certain items of interest income, principally accrual of mortgage and bond discounts are amortized differently, and (g) bonds are stated at market instead of amortized cost.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES -- (Continued)

     The reconciliations of net income and share-owner's equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:



                                                   NET INCOME                         SHARE-OWNER'S EQUITY
                                       ----------------------------------- -------------------------------------------
                                           1998        1997        1996         1998            1997          1996
                                       ----------- ----------- ----------- -------------- --------------- ------------
   In conformity with statutory
    reporting practices:(1) ..........  $ 147,077   $ 134,417   $ 102,337    $  531,956     $ 579,111      $  456,320
    Additions (deductions) by
      adjustment:
      Deferred policy acquisition
       costs, net of amortization ....     68,155      10,310      (2,830)      841,425       632,605         488,201
      Deferred income tax ............    (14,925)     13,981       2,142       (51,735)      (49,417)        (37,722)
      Asset Valuation Reserve ........                                           66,922        67,369          64,233
      Interest Maintenance
       Reserve .......................     (1,355)     (1,434)     (2,142)       15,507         9,809          17,682
      Nonadmitted items ..............                                           42,835        30,500          21,610
      Other timing and valuation
       adjustments ...................    (76,214)    (54,494)    (11,210)     (282,480)     (215,448)       (197,227)
      Noninsurance affiliates ........     18,171      17,530      11,104                            (4)            4
      Consolidation elimination ......    (23,726)    (22,862)    (16,858)      (95,059)      (35,746)        (36,910)
                                        ---------   ---------   ---------    ----------     -----------    ----------
   In conformity with generally
    accepted accounting principles      $ 117,183   $  97,448   $  82,543    $1,069,371     $1,018,779     $  776,191
                                        =========   =========   =========    ==========     ===========    ==========

(1) Consolidated


NOTE C -- INVESTMENT OPERATIONS

     Major categories of net investment income for the years ended December 31 are summarized as follows:



                                                                   1998          1997          1996
                                                               -----------   -----------   -----------
        Fixed maturities ...................................    $463,416      $396,255      $310,353
        Equity securities ..................................         905         1,186         2,124
        Mortgage loans on real estate ......................     158,461       161,604       153,463
        Investment real estate .............................       1,224         2,004         1,875
        Policy loans .......................................      12,346        11,370        10,378
        Other, principally short-term investments ..........      16,536        21,876        51,637
                                                                --------      --------      --------
                                                                 652,888       594,295       529,830
        Investment expenses ................................      49,093        36,807        31,049
                                                                --------      --------      --------
                                                                $603,795      $557,488      $498,781
                                                                ========      ========      ========

     Realized investment gains (losses) for the years ended December 31 are summarized as follows:


         Fixed maturities .............................    $  4,374       $  (8,355)      $  (7,101)
         Equity securities ............................      (4,465)          5,975           1,733
         Mortgage loans and other investments .........       2,227           4,204          10,878
                                                           --------       ---------       ---------
                                                           $  2,136       $   1,824       $   5,510
                                                           ========       =========       =========

     Protective recognizes permanent impairments through changes to an allowance for uncollectible amounts on investments. The allowance totaled $24.1 million at December 31, 1998 and $23.0 million at December 31, 1997. Additions

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE C -- INVESTMENT OPERATIONS -- (Continued)

and reductions to the allowance are included in realized investment gains (losses). Without such additions/reductions, Protective had net realized investment gains of $3.2 million in 1998, net realized investment losses of $6.1 million in 1997, and net realized investment gains of $3.7 million in 1996.

     In 1998, gross gains on the sale of investments available for sale (fixed maturities, equity securities and short-term investments) were $32.3 million and gross losses were $32.5 million. In 1997, gross gains were $21.3 million and gross losses were $23.5 million. In 1996, gross gains were $6.9 million and gross losses were $11.8 million.

     The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:



                                                                            GROSS          GROSS        ESTIMATED
                                                          AMORTIZED      UNREALIZED     UNREALIZED        MARKET
1998                                                         COST           GAINS         LOSSES          VALUES
-----------------------------------------------------   -------------   ------------   ------------   -------------
Fixed maturities:
 Bonds:
   Mortgage-backed ..................................    $2,581,561       $ 41,626        $33,939      $2,589,248
   United States Government and authorities .........        72,697          2,812                         75,509
   States, municipalities, and political
    subdivisions ....................................        29,521          1,131                         30,652
   Public utilities .................................       533,082         15,066                        548,148
   Convertibles and bonds with warrants .............           694                           179             515
   All other corporate bonds ........................     3,083,782         98,992         32,629       3,150,145
 Redeemable preferred stocks ........................         5,937            108                          6,045
                                                         ----------       --------                     ----------
                                                          6,307,274        159,735         66,747       6,400,262
Equity securities ...................................        15,151            456          3,349          12,258
Short-term investments ..............................       159,655                                       159,655
                                                         ----------                                    ----------
                                                         $6,482,080       $160,191        $70,096      $6,572,175
                                                         ==========       ========        =======      ==========


                                                                            GROSS          GROSS        ESTIMATED
                                                          AMORTIZED      UNREALIZED     UNREALIZED        MARKET
1997                                                         COST           GAINS         LOSSES          VALUES
-----------------------------------------------------   -------------   ------------   ------------   -------------
Fixed maturities:
 Bonds:
   Mortgage-backed ..................................    $2,982,266       $ 54,103        $16,577      $3,019,792
   United States Government and authorities .........       160,484          1,366              0         161,850
   States, municipalities, and political
    subdivisions ....................................        31,621            532              0          32,153
   Public utilities .................................       481,679          7,241              0         488,920
   Convertibles and bonds with warrants .............           694              0            168             526
   All other corporate bonds ........................     2,559,186         80,903          1,019       2,639,070
 Redeemable preferred stocks ........................         5,941              0              0           5,941
                                                         ----------       --------        -------      ----------
                                                          6,221,871        144,145         17,764       6,348,252
Equity securities ...................................        24,983            300         10,277          15,006
Short-term investments ..............................        54,337              0              0          54,337
                                                         ----------       --------        -------      ----------
                                                         $6,301,190       $144,445        $28,041      $6,417,595
                                                         ==========       ========        =======      ==========

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE C -- INVESTMENT OPERATIONS -- (Continued)

     The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown below. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.



                                                                         ESTIMATED
                                                         AMORTIZED        MARKET
                                                            COST          Values
                                                       -------------   ------------
          1998
--------------
  Due in one year or less ..........................    $  705,859      $  709,686
  Due after one year through five years ............     3,255,973       3,325,078
  Due after five years through ten years ...........     1,655,055       1,690,581
  Due after ten years ..............................       690,387         674,917
                                                        ----------      ----------
                                                        $6,307,274      $6,400,262
                                                        ==========      ==========


                                                                         ESTIMATED
                                                         AMORTIZED        MARKET
                                                            COST          VALUES
                                                       -------------   ------------
          1997
--------------
  Due in one year or less ..........................    $  456,248      $  460,994
  Due after one year through five years ............     2,774,769       2,815,553
  Due after five years through ten years ...........     2,377,989       2,440,193
  Due after ten years ..............................       612,865         631,512
                                                        ----------      ----------
                                                        $6,221,871      $6,348,252
                                                        ==========      ==========

     The approximate percentage distribution of Protective's fixed maturity investments by quality rating at December 31 is as follows:



RATING                                                1998         1997
------------------------------------------------   ----------   ----------
          AAA ..................................       34.3%        41.1%
          AA ...................................        6.2          4.8
          A ....................................       29.4         29.1
          BBB ..................................       26.5         21.9
          BB or less ...........................        3.5          3.0
          Redeemable preferred stocks ..........        0.1          0.1
                                                      -----        -----
                                                      100.0%       100.0%
                                                      =====        =====

     At December 31, 1998 and 1997, Protective had bonds which were rated less than investment grade of $222.9 million and $195.2 million, respectively, having an amortized cost of $252.0 million and $193.6 million, respectively. At December 31, 1998, approximately $83.5 million of the bonds rates less than investment grade were securities issued in company-sponsored commercial mortgage loan securitizations. Approximately $817.9 million of bonds are not publicly traded.

     The change in unrealized gains (losses), net of income tax on fixed maturity and equity securities for the years ended December 31 is summarized as follows:



                                              1998            1997            1996
                                         -------------   -------------   -------------
  Fixed maturities ...................     $ (21,705)      $  72,741       $ (56,898)
  Equity securities ..................     $   4,605       $  (8,813)      $     207

     At December 31, 1998, all of Protective's mortgage loans were commercial loans of which 75% were retail, 10% were apartments, 8% were warehouses, and 6% were office buildings. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE C -- INVESTMENT OPERATIONS -- (Continued)

and cities. No single tenant's leased space represents more than 5% of mortgage loans. Approximately 82% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Georgia, Florida, Texas, North Carolina, Tennessee, Virginia, Alabama, South Carolina, Kentucky, Ohio, Maryland, California, Mississippi, and Washington.

     Many of the mortgage loans have call provisions after three to ten years. Assuming the loans are called at their next call dates, approximately $48.1 million would become due in 1999, $348.9 million in 2000 to 2003, and $209.1 million in 2004 to 2008.

     At December 31, 1998, the average mortgage loan was approximately $2.0 million, and the weighted average interest rate was 8.3%. The largest single mortgage loan was $12.8 million.

     At December 31, 1998 and 1997, Protective's problem mortgage loans and foreclosed properties totaled $11.7 million and $17.7 million, respectively. Since Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.

     Certain investments, principally real estate, with a carrying value of $10.6 million were nonincome producing for the twelve months ended December 31, 1998.

     Policy loan interest rates generally range from 4.5% to 8.0%.


NOTE D -- FEDERAL INCOME TAXES

     Protective's effective income tax rate varied from the maximum federal income tax rate as follows:



                                                                                  1998         1997         1996
                                                                               ----------   ----------   ----------
     Statutory federal income tax rate applied to pretax income ............       35.0%        35.0%        35.0%
     Dividends received deduction and tax-exempt interest ..................       (0.1)        (0.2)        (0.4)
     Low-income housing credit .............................................       (0.5)        (0.6)        (0.6)
     Tax benefits arising from prior acquisitions and other adjustments ....        0.1          0.7          0.1
     State income taxes ....................................................        0.5
                                                                                   ----
     Effective income tax rate .............................................       35.0%        34.9%        34.1%
                                                                                   ====         ====         ====

     The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

     Details of the deferred income tax provision for the years ended December 31 are as follows:



                                                                  1998           1997            1996
                                                              ------------   ------------   -------------
      Deferred policy acquisition costs ...................    $  60,746      $   7,054       $  15,542
      Benefit and other policy liability changes ..........      (41,268)       (23,564)        (16,321)
      Temporary differences of investment income ..........       (3,491)         2,516          (1,163)
      Other items .........................................       (1,062)            13            (200)
                                                               ---------      ---------       ---------
                                                               $  14,925      $ (13,981)      $  (2,142)
                                                               =========      =========       =========

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE D -- FEDERAL INCOME TAXES -- (Continued)

     The components of Protective's net deferred income tax liability as of December 31 were as follows:



                                                                   1998          1997
                                                               -----------   -----------
       Deferred income tax assets:
        Policy and policyholder liability reserves .........    $190,328      $138,701
        Other ..............................................       2,091         1,029
                                                                --------      --------
                                                                 192,419       139,730
                                                                --------      --------
       Deferred income tax liabilities:
        Deferred policy acquisition costs ..................     211,641       150,895
        Unrealized gain on investments .....................      32,513        38,252
                                                                --------      --------
                                                                 244,154       189,147
                                                                --------      --------
        Net deferred income tax liability ..................    $ 51,735      $ 49,417
                                                                ========      ========

     Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 1998 was approximately $70.5 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $769 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Under current income tax laws, Protective does not anticipate involuntarily paying income tax on amounts in the Policyholders' Surplus accounts.

     Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.


NOTE E -- DEBT

     At December 31, 1998, PLC had borrowed $18.5 million at a rate of 5.8%. PLC had also borrowed $30.0 million at a rate of 5.4% under a term note that contains, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 50% of its total capital.

     Protective has arranged sources of credit to temporarily fund scheduled investment commitments. Protective expects that the rate received on its investments will equal or exceed its borrowing rate. Protective had no such temporary borrowings outstanding at December 31, 1998 and 1997. Also, Protective has a mortgage note on investment real estate amounting to approximately $2.4 million that matures in 2003.

     Included in indebtedness to related parties is a surplus debenture issued by Protective to PLC. At December 31, 1998, the balance of the surplus debenture was $18.0 million. The debenture matures in 2003.

     Indebtedness to related parties also consists of payables to affiliates under control of PLC in the amount of $2.9 million at December 31, 1998. Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

     Interest expense on borrowed money totaled $8.3 million, $4.3 million, and $4.6 million, in 1998, 1997, and 1996, respectively.


NOTE F -- RECENT ACQUISITIONS

     In June 1997, Protective acquired West Coast Life Insurance Company ("West Coast"). In September 1997, Protective acquired the Western Diversified Group. In October 1997, Protective coinsured a block of credit policies.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE F -- RECENT ACQUISITIONS -- (Continued)

     In October 1998 Protective coinsured a block of life insurance policies from Lincoln National Corporation. The policies represent the payroll deduction business originally marketed and underwritten by Aetna.

     These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since the effective dates of the agreements.


NOTE G -- COMMITMENTS AND CONTINGENT LIABILITIES

     Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     A number of civil jury verdicts have been returned against insurers in the jurisdictions in which Protective does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments against the insurer that are disproportionate to the actual damages, including material amounts of punitive damages. In addition, in some class action and other lawsuits involving insurers' sales practices, insurers have made material settlement payments. In some states (including Alabama), juries have substantial discretion in awarding punitive damages which creates the potential for unpredictable material adverse judgments in any given punitive damage suit. Protective and its subsidiaries, like other insurers, in the ordinary course of business, are involved in such litigation or alternatively in arbitration. Although the outcome of any litigation or arbitration cannot be predicted with certainty, Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of Protective.


NOTE H -- SHARE-OWNER'S EQUITY AND RESTRICTIONS

     At December 31, 1998, approximately $608.6 million of consolidated share-owner's equity excluding net unrealized gains and losses represented net assets of Protective that cannot be transferred in the form of dividends, loans, or advances to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 1999 is estimated to be $138.9 million. Dividends of $60.0 million were paid to PLC in 1998.


NOTE I -- PREFERRED STOCK

     PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). During 1996, PL&A's articles of incorporation were amended such that the preferred stock is redeemable solely at the discretion of PL&A. Prior to November 1998, the stock paid, when and if declared, annual minimum cumulative dividends of $50 per share, and noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1 million. Dividends of $0.1 million were paid to PLC in 1998, 1997, and 1996. Effective November 3, 1998, PL&A's articles of incorporation were amended such that the provision for an annual minimum cumulative dividend was removed.


NOTE J -- RELATED PARTY MATTERS

     On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $5.2 million at December 31, 1998, is accounted

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE J -- RELATED PARTY MATTERS -- (Continued)

for as a reduction to share-owner's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.

     Protective leases furnished office space and computers to affiliates. Lease revenues were $3.0 million in 1998, $3.1 million in 1997, and $3.7 million in 1996. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $56.2 million, $51.6 million, and $50.4 million in 1998, 1997, and 1996, respectively. Commissions paid to affiliated marketing organizations of $8.4 million, $5.2 million, and $7.4 million in 1998, 1997, and 1996, respectively, were included in deferred policy acquisition costs.

     Certain corporations with which PLC's directors were affiliated paid Protective premiums, policy fees, or deposits for various types of insurance and investment products. Such premiums, policy fees, and deposits amounted to $28.6 million, $21.4 million and $31.2 million in 1998, 1997, and 1996, respectively. Protective and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $7.3 million, $5.4 million and $5.0 million in 1998, 1997, and 1996, respectively.

     For a discussion of indebtedness to related parties, see Note E.


NOTE K -- OPERATING SEGMENTS

     Protective operates seven divisions whose principal strategic focuses can be grouped into three general categories: Life Insurance, Specialty Insurance Products, and Retirement Savings and Investment Products. Each division has a senior officer of Protective responsible for its operations. A division is generally distinguished by products and/or channels of distribution. A brief description of each division follows.


LIFE INSURANCE

     INDIVIDUAL LIFE DIVISION. The Individual Life Division markets universal life, variable universal life, and level premium term and term-like insurance products on a national basis through a network of independent insurance agents.


     WEST COAST DIVISION. The West Coast Division sells universal life and level premium term-like insurance products in the life insurance brokerage market and in the "bank owned life insurance" market.

     ACQUISITIONS DIVISION. The Acquisitions Division focuses solely on acquiring, converting, and servicing policies acquired from other companies. These acquisitions may be accomplished through acquisitions of companies or through the assumption or reinsurance of life insurance and related policies.


SPECIALTY INSURANCE PRODUCTS

     DENTAL AND CONSUMER BENEFITS DIVISION. The Division's primary focus is on indemnity and prepaid dental products. In 1997, the Division exited from the traditional group major medical business, fulfilling the Division's strategy to focus primarily on dental and related products.

     FINANCIAL INSTITUTIONS DIVISION. The Financial Institutions Division specializes in marketing credit life and disability insurance products through banks, consumer finance companies and automobile dealers. The Division also includes a small property casualty insurer that sells automobile service contracts.

     GUARANTEED INVESTMENT CONTRACTS DIVISION. The Guaranteed Investment Contracts ("GIC") Division markets GICs to 401(k) and other qualified retirement savings plans. The Division also offers related products, including fixed and floating rate funding agreements offered to the trustees of municipal bond proceeds, bank trust departments, and money market funds, and long-term annuity contracts offered to fund certain state obligations.

     INVESTMENT PRODUCTS DIVISION. The Investment Products Division manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Individual Life Division's sales force.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE K -- OPERATING SEGMENTS -- (Continued)

CORPORATE AND OTHER

     Protective has an additional business segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the Divisions above (including net investment income on capital and interest on substantially all debt).

     Protective uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

     Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

     There are no significant intersegment transactions.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE K -- OPERATING SEGMENTS -- (Continued)

     Operating segment income and assets for the years ended December 31 are as follows:


                                                                         LIFE INSURANCE
                                                           ------------------------------------------
                                                             INDIVIDUAL
OPERATING SEGMENT INCOME                                        LIFE       WEST COAST    ACQUISITIONS
---------------------------------------------------------- ------------- -------------- -------------
   1998
   Premiums and policy fees ..............................  $  228,701     $   75,757    $  125,329
   Reinsurance ceded .....................................    (102,533)       (53,377)      (28,594)
                                                            ----------     ----------    ----------
    Net of reinsurance ceded .............................     126,168         22,380        96,735
   Net investment income .................................      55,779         63,492       112,154
   Realized investment gains (losses) ....................
   Other income ..........................................          70              6         1,713
                                                            ----------     ----------    ----------
    Total revenues .......................................     182,017         85,878       210,602
                                                            ----------     ----------    ----------
   Benefits and settlement expenses ......................     106,308          54.617      112,051
   Amortization of deferred policy acquisition costs .....      30,543          4,924        18,894
   Other operating expenses ..............................      14,983          5,354        26,717
                                                            ----------     -----------   ----------
   Total benefits and expenses ...........................     151,834         64,895       157,662
                                                            ----------     -----------   ----------
   Income before income tax ..............................      30,183         20,983        52,940
   Income tax expense ....................................
   Net income ............................................
   1997
   Premiums and policy fees ..............................  $  182,746     $   41,290    $  120,504
   Reinsurance ceded .....................................     (55,266)       (27,168)      (17,869)
                                                            ----------     -----------   ----------
     Net of reinsurance ceded ............................     127,480         14,122       102,635
   Net investment income .................................      54,593         30,194       110,155
   Realized investment gains (losses) ....................
   Other income ..........................................         617                           10
                                                            ----------                   ----------
   Total revenues ........................................     182,690         44,316       212,800
                                                            ----------     -----------   ----------
   Benefits and settlement expenses ......................     114,678         28,304       116,506
   Amortization of deferred policy acquisition costs .....      27,354            961        16,606
   Other operating expenses ..............................      18,178          6,849        23,016
                                                            ----------     -----------   ----------
   Total benefits and expenses ...........................     160,210         36,114       156,128
                                                            ----------     -----------   ----------
   Income before income tax ..............................      22,480          8,202        56,672
   Income tax expense ....................................
   Net income ............................................
   1996
   Premiums and policy fees ..............................  $  154,295                   $  125,798
   Reinsurance ceded .....................................     (37,585)                     (19,255)
                                                            ----------                   ----------
    Net of reinsurance ceded .............................     116,710                      106,543
   Net investment income .................................      48,442                      106,015
   Realized investment gains (losses) ....................       3,098
   Other income ..........................................       1,056                          641
                                                            ----------                   ----------
   Total revenues ........................................     169,306                      213,199
                                                            ----------                   ----------
   Benefits and settlement expenses ......................      96,404                      118,181
   Amortization of deferred policy acquisition costs .....      28,393                       17,162
   Other operating expenses ..............................      28,611                       24,292
                                                            ----------                   ----------
   Total benefits and expenses ...........................     153,408                      159,635
                                                            ----------                   ----------
   Income before income tax ..............................      15,898                       53,564
   Income tax expense ....................................
   Net income ............................................
   OPERATING SEGMENT ASSETS
----------------------------------------------------------
   1998
   Investments and other assets ..........................  $1,076,202     $1,149,642    $1,600,123
   Deferred policy acquisition costs .....................     301,941        144,455       255,347
                                                            ----------     -----------   ----------
   Total assets ..........................................  $1,378,143     $1,294,097    $1,855,470
                                                            ----------     -----------   ----------
   1997
   Investments and other assets ..........................  $  960,316     $  910,030    $1,401,294
   Deferred policy acquisition costs .....................     252,321        108,126       138,052
                                                            ----------     -----------   ----------
   Total assets ..........................................  $1,212,637     $1,018,156    $1,539,346
                                                            ----------     -----------   ----------
   1996
   Investments and other assets ..........................  $  814,728                   $1,423,081
   Deferred policy acquisition costs .....................     220,232                      156,172
                                                            ----------                   ----------
   Total assets ..........................................  $1,034,960                   $1,579,253
                                                            ----------                   ----------

(1) Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE K -- OPERATING SEGMENTS -- (Continued)


                                     RETIREMENT SAVINGS AND
 SPECIALTY INSURANCE PRODUCTS          INVESTMENT PRODUCTS
------------------------------   -------------------------------
  DENTAL AND                       GUARANTEED                        CORPORATE
   CONSUMER        FINANCIAL       INVESTMENT       INVESTMENT          AND                                TOTAL
   BENEFITS      INSTITUTIONS       CONTRACTS        PRODUCTS          OTHER       ADJUSTMENTS (1)      CONSOLIDATED
-------------   --------------   --------------   --------------   ------------   -----------------   ---------------
 $  277,316       $  301,230                        $   18,809       $    198                           $ 1,027,340
    (85,753)        (188,958)                                                                              (459,215)
 ----------       ----------                                                                            -----------
    191,563          112,272                            18,809            198                               568,125
     15,245           25,068       $  213,136          105,827         13,094                               603,795
                                        1,609            1,318                         $  (791)               2,136
      4,295           10,302                             1,799          2,016                                20,201
 ----------       ----------                        ----------       --------                           -----------
    211,103          147,642          214,745          127,753         15,308                             1,194,257
 ----------       ----------       ----------       ----------       --------                           -----------
    140,632           52,629          178,745           85,045            469                               730,496
     10,352           28,526              735           17,213              1                               111,188
     49,913           48,837            2,876           14,428          9,120                               172,228
 ----------       ----------       ----------       ----------       --------                           -----------
    200,897          129,992          182,356          116,686          9,590                             1,013,912
 ----------       ----------       ----------       ----------       --------                           -----------
     10,206           17,650           32,389           11,067          5,718                               180,345
                                                                                        63,162               63,162
                                                                                       -------          -----------
                                                                                                        $   117,183
                                                                                                        -----------
 $  260,590       $  196,694                        $   12,367       $    229                           $   814,420
   (109,480)        (124,431)                                                                              (334,214)
 ----------       ----------                                                                            -----------
    151,110           72,263                            12,367            229                               480,206
     23,810           16,341       $  211,915          105,196          5,284                               557,488
                                       (3,180)             589                         $ 4,415                1,824
      1,278            3,033                              (192)         1,403                                 6,149
 ----------       ----------                        ----------       --------                           -----------
    176,198           91,637          208,735          117,960          6,916                             1,045,667
 ----------       ----------       ----------       ----------       --------                           -----------
    110,148           27,643          179,235           82,019            339                               658,872
     15,711           30,812              618           15,110              3                               107,175
     38,572           20,165            3,945           12,312          6,833                               129,870
 ----------       ----------       ----------       ----------       --------                           -----------
    164,431           78,620          183,798          109,441          7,175                               895,917
 ----------       ----------       ----------       ----------       --------                           -----------
     11,767           13,017           24,937            8,519           (259)                              149,750
                                                                                        52,302               52,302
                                                                                       -------          -----------
                                                                                                        $    97,448
                                                                                                        -----------
 $  288,050       $  193,236                        $    8,189       $    656                           $   770,224
   (131,520)        (119,814)                                                                              (308,174)
 ----------       ----------                                                                            -----------
    156,530           73,422                             8,189            656                               462,050
     16,249           13,898       $  214,369           98,719          1,089                               498,781
                                       (7,963)           3,858                         $ 6,517                5,510
      2,193                                                 56          1,064                                 5,010
 ----------                                         ----------       --------                           -----------
    174,972           87,320          206,406          110,822          2,809                               971,351
 ----------       ----------       ----------       ----------       --------                           -----------
    125,797           42,781          169,927           73,093            710                               626,893
      5,326           24,900              509           14,710              1                                91,001
     43,028           10,673            3,840           13,196          4,508                               128,148
 ----------       ----------       ----------       ----------       --------                           -----------
    174,151           78,354          174,276          100,999          5,219                               846,042
 ----------       ----------       ----------       ----------       --------                           -----------
        821            8,966           32,130            9,823         (2,410)                              125,309
                                                                                        42,766               42,766
                                                                                       -------          -----------
                                                                                                        $    82,543
                                                                                                        -----------
 $  197,337       $  645,909       $2,869,304       $2,542,536       $700,417                           $10,781,470
     23,836           39,212            1,448           75,177              9                               841,425
 ----------       ----------       ----------       ----------       --------                           -----------
 $  221,173       $  685,121       $2,870,752       $2,617,713       $700,426                           $11,622,895
 ----------       ----------       ----------       ----------       --------                           -----------
 $  208,071       $  536,058       $2,887,732       $2,313,279       $525,896                           $ 9,742,676
     22,459           52,836            1,785           56,074            952                               632,605
 ----------       ----------       ----------       ----------       --------                           -----------
 $  230,530       $  588,894       $2,889,517       $2,369,353       $526,848                           $10,375,281
 ----------       ----------       ----------       ----------       --------                           -----------
 $  205,696       $  312,826       $2,606,873       $1,821,250       $490,688                           $ 7,675,142
     27,944           32,040            1,164           50,637             12                               488,201
 ----------       ----------       ----------       ----------       --------                           -----------
 $  233,640       $  344,866       $2,608,037       $1,871,887       $490,700                           $ 8,163,343
 ----------       ----------       ----------       ----------       --------                           -----------

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE L -- EMPLOYEE BENEFIT PLANS
     PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. However, approximately 81% of the participants in the plan are employees of Protective. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum finding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

     The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:



                                                                                               1998         1997
                                                                                          ------------- ------------
   Projected benefit obligation, beginning of the year ..................................   $  30,612     $ 25,196
   Service cost -- benefits earned during the year ......................................       2,585        2,112
   Interest cost -- on projected benefit obligation .....................................       2,203        2,036
   Actuarial gain .......................................................................       2,115        3,421
   Plan amendment .......................................................................         160
   Benefits paid ........................................................................      (1,128)      (2,153)
                                                                                            ---------     --------
   Projected benefit obligation, end of the year ........................................      36,547       30,612
                                                                                            ---------     --------
   Fair value of plan assets beginning of the year ......................................      21,763       19,779
   Actual return on plan assets .........................................................       1,689        1,625
   Employer contribution ................................................................       2,823        2,512
   Benefits paid ........................................................................      (1,128)      (2,153)
                                                                                            ---------     --------
   Fair value of plan assets end of the year ............................................      25,147       21,763
                                                                                            ---------     --------
   Plan assets less than the projected benefit obligation ...............................     (11,400)      (8,849)
   Unrecognized net actuarial loss from past experience different from that assumed .....       9,069        6,997
   Unrecognized prior service cost ......................................................         652          605
   Unrecognized net transition asset ....................................................         (34)         (51)
                                                                                            ---------     --------
   Net pension liability recognized in balance sheet ....................................   $  (1,713)    $ (1,298)
                                                                                            =========     ========

     Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:



                                              1998       1997       1996
                                           ---------- ---------- ----------
         Service cost ....................  $  2,585   $  2,112   $  1,908
         Interest cost ...................     2,203      2,036      1,793
         Expected return on plan assets ..    (1,950)    (1,793)    (1,593)
         Amortization of prior service cost      112        100        100
         Amortization of transition asset        (17)       (17)       (17)
         Recognized net actuarial loss ...       305        152        210
                                            --------   --------   --------
         Net pension cost ................  $  3,238   $  2,590   $  2,401
                                            ========   ========   ========

     Protective's share of the net pension cost was $2.6 million, $1.8 million, and $1.5 million, in 1998, 1997, and 1996, respectively.

     Assumptions used to determine the benefit obligations as of December 31 were as follows:

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE L -- EMPLOYEE BENEFIT PLANS -- (Continued)


                                                    1998         1997         1996
                                                 ----------   ----------   ----------
          Weighted average discount rate .......     6.75%        7.25%        7.75%
          Rates of increase in compensation level    4.75%        5.25%        5.75%
          Expected long-term rate of return on assets8.50%        8.50%        8.50%

     Assets of the pension plan are included in the general assets of Protective. Upon retirement, the amount of pension plan assets vested in the retiree is used to purchase a single premium annuity from Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to retirees.

     PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed by federal income tax law. At December 31, 1998 and 1997, the projected benefit obligation of this plan totaled $11.7 million and $10.0 million, respectively, of which $7.8 million and $6.6 million, respectively, have been recognized in PLC's financial statements.

     Net pension cost of the excess benefits plan includes the following components for the years ended December 31:



                                             1998     1997     1996
                                           -------- -------- --------
  Service cost ...........................  $  611   $  544   $  424
  Interest cost ..........................     722      651      505
  Plan amendment .........................              351
  Amortization of prior service cost .....     112      112      112
  Amortization of transition asset .......      37       37       37
  Recognized net actuarial loss ..........     173      180      155
                                            ------   ------   ------
  Net pension cost .......................  $1,655   $1,875   $1,233
                                            ======   ======   ======

     In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 1998 and 1997, the liability for such benefits totaled $1.2 million and $1.3 million, respectively. The expense recorded by PLC was $0.1 million in 1998, 1997 and 1996. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

     Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement equal to the employees' annual compensation up to a maximum of $75,000. This plan is partially funded at a maximum of $50,000 face amount of insurance.

     PLC sponsors a defined contribution plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by
Section 401(k) of the Internal Revenue Code. In 1990, PLC established an Employee Stock Ownership Plan ("ESOP") to match voluntary employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 1998, PLC had committed up to 101,124 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was less than $0.1 million in 1998 and 1997, and $1.0 million in 1996.


NOTE M -- STOCK BASED COMPENSATION

     Certain Protective employees participate in PLC's Long-Term Incentive Plan (previously known as the Performance Share Plan) and receive stock appreciation rights (SARs) from PLC.

     Since 1973 PLC has had a Performance Share Plan to motivate senior management to focus on PLC's long-range earnings performance. The criterion for payment of performance share awards is based upon a comparison of PLC's average return on average equity or total return over a four year award period (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE M -- STOCK BASED COMPENSATION -- (Continued)

held life insurance companies, multiline insurers, and insurance holding companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Under the plan approved by share-owners in 1992 and 1997, up to 6,400,000 shares may be issued in payment of awards. The number of shares granted in 1998, 1997, and 1996 were 71,340, 98,780 and 104,580 shares, respectively, having an approximate market value on the grant date of $2.3 million, $2.0 million, and $1.8 million, respectively. At December 31, 1998, outstanding awards measured at target and maximum payouts were 474,695 and 638,090 shares, respectively. The expense recorded by PLC for the Performance Share Plan was $2.7 million, $2.7 million, and $3.0 million in 1998, 1997, and 1996, respectively.

     During 1996, stock appreciation rights (SARs) were granted to certain executives of PLC to provide long-term incentive compensation based on the performance of PLC's Common Stock. Under this arrangement PLC will pay (in shares of PLC Common Stock) an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date. The SARs are exercisable after five years (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) and expire in 2006 or upon termination of employment. The number of SARs granted during 1996 and outstanding at December 31, 1998 was 675,000. The SARs have a base price of $17.4375 per share of PLC Common Stock (the market price on the grant date was $17.50 per share). The estimated fair value of the SARs on the grant date was $3.0 million. This estimate was derived using the Roll-Geske variation of the Black-Sholes option pricing model. Assumptions used in the pricing model are as follows: expected volatility rate of 15% (approximately equal to that of the S&P Life Insurance Index), a risk free interest rate of 6.35%, a dividend yield rate of 1.97%, and an expected exercise date of August 15, 2002. The expense recorded by PLC for the SARs was $0.6 million in 1998 and 1997.


NOTE N -- REINSURANCE

     Protective assumes risks from and reinsures certain parts of its risks with other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

     Protective has reinsured approximately $64.8 billion, $34.1 billion, and $18.8 billion in face amount of life insurance risks with other insurers representing $294.4 million, $147.2 million, and $113.5 million of premium income for 1998, 1997, and 1996, respectively. Protective has also reinsured accident and health risks representing $164.8 million, $187.7 million, and $194.7 million of premium income for 1998, 1997, and 1996, respectively. In 1998 and 1997, policy and claim reserves relating to insurance ceded of $658.7 million and $485.8 million respectively are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At December 31, 1998 and 1997, Protective had paid $22.8 million and $25.6 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 1998, Protective had receivables of $75.0 million related to insurance assumed.

     A substantial portion of Protective's new life insurance and credit insurance sales are being reinsured.

                       PROTECTIVE LIFE INSURANCE COMPANY
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  -- (CONTINUED)

NOTE O -- ESTIMATED MARKET VALUES OF FINANCIAL INSTRUMENTS
     The carrying amount and estimated market values of Protective's financial instruments at December 31 are as follows:



                                                             1998                        1997
                                                  --------------------------- ---------------------------
                                                                  ESTIMATED                   ESTIMATED
                                                     CARRYING       MARKET       CARRYING       MARKET
                                                      AMOUNT        VALUES        AMOUNT        VALUES
                                                  ------------- ------------- ------------- -------------
   Assets (see Notes A and C):
   Investments:
    Fixed maturities ............................  $6,400,262    $6,400,262    $6,348,252    $6,348,252
    Equity securities ...........................      12,258        12,258        15,006        15,006
    Mortgage loans on real estate ...............   1,623,603     1,774,379     1,313,478     1,405,474
    Short-term investments ......................     159,655       159,655        54,337        54,337
   Cash .........................................                                  39,197        39,197
   Liabilities (see Notes A and E):
    Guaranteed investment contract deposits .....   2,691,697     2,751,007     2,684,676     2,687,331
    Annuity deposits ............................   1,519,820     1,513,148     1,511,553     1,494,600
    Notes payable ...............................       2,363         2,363
   Other (see Note A):
    Derivative Financial Instruments ............                      (734)                       (545)

     Except as noted below, fair values were estimated using quoted market prices. Protective estimates the fair value of its mortgage loans using discounted cash flows from the next call date. Protective believes the fair value of its short-term investments and notes payable approximate book value due to either being short-term or having a variable rate of interest. Protective estimates the fair value of its guaranteed investment contracts and annuities using discounted cash flows and surrender values, respectively. Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

              PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                (IN THOUSANDS)




                COL. A                     COL. B        COL. C      COL. D        COL. E
-------------------------------------- ------------- ------------- ---------- ----------------
                                                                                   GIC AND
                                                                                   ANNUITY
                                          DEFERRED       FUTURE                   DEPOSITS
                                           POLICY        POLICY                   AND OTHER
                                        ACQUISITION     BENEFITS    UNEARNED   POLICYHOLDERS'
                SEGMENT                    COSTS       AND COSTS    PREMIUMS        FUNDS
-------------------------------------- ------------- ------------- ---------- ----------------
   Year Ended December 31, 1998:
   Life Insurance
    Individual Life .................. $301,941      $1,054,253    $    355      $   10,802
    West Coast .......................  144,455       1,006,280           0          77,254
    Acquisitions .....................  255,347       1,383,759         553         233,846
   Specialty Insurance Products
    Dental and Consumer Benefits .....   23,836         111,916       3,341          78,224
    Financial Institutions ...........   39,212         215,451     385,006         105,434
   Retirement Savings and
    Investment Products
    Guaranteed Investment
     Contracts .......................    1,448         172,674           0       2,691,697
    Investment Products ..............   75,177         194,726           0       1,233,528
   Corporate and Other ...............        9             944          39              88
                                       --------      ----------    --------      ----------
     TOTAL ........................... $841,425      $4,140,003    $389,294      $4,430,873
                                       ========      ==========    ========      ==========
   Year Ended December 31, 1997:
   Life Insurance
    Individual Life ..................  252,321         920,924         356          16,334
    West Coast .......................  108,126         739,463           0          95,495
    Acquisitions ..................... $138,052      $1,025,340    $  1,437      $  311,150
   Specialty Insurance Products
    Dental and Consumer Benefits .....   22,459         120,925       2,536          80,654
    Financial Institutions ...........   52,836         159,422     391,085           6,791
   Retirement Savings and Investment
    Products
    Guaranteed Investment
     Contracts .......................    1,785         180,690           0       2,684,676
    Investment Products ..............   56,074         177,150           0       1,184,268
   Corporate and Other ...............      952             380       1,282             185
   Unallocated Realized Investment
    Gains (Losses) ...................        0               0           0               0
                                       --------      ----------    --------      ----------
     TOTAL ........................... $632,605      $3,324,294    $396,696      $4,379,553
                                       ========      ==========    ========      ==========
   Year Ended December 31, 1996:
   Life Insurance
    Individual Life ..................  220,232         793,370         685          15,577
    Acquisitions ..................... $156,172      $1,117,159    $  1,087      $  251,450
   Specialty Insurance Products
    Dental and Consumer Benefits .....   27,944         119,010       2,572          83,632
    Financial Institutions ...........   32,040         119,242     253,154           1,880
   Retirement Savings and Investment
    Products
    Guaranteed Investment
     Contracts .......................    1,164         149,755           0       2,474,728
    Investment Products ..............   50,637         149,743           0       1,120,557
   Corporate and Other ...............       12             170          55             192
   Unallocated Realized Investment
    Gains (Losses) ...................        0               0           0               0
                                       --------      ----------    --------      ----------
     TOTAL ........................... $488,201      $2,448,449    $257,553      $3,948,016
                                       ========      ==========    ========      ==========



                COL. A                   COL. F      COL. G       COL. H        COL. I        COL. J
-------------------------------------- ---------- ------------ ------------ ------------- -------------
                                                                             AMORTIZATION
                                        PREMIUMS                 BENEFITS    OF DEFERRED
                                           AND         NET          AND         POLICY        OTHER
                                         POLICY    INVESTMENT   SETTLEMENT   ACQUISITION    OPERATING
                SEGMENT                   FEES     INCOME (1)    EXPENSES       COSTS      EXPENSES (1)
-------------------------------------- ---------- ------------ ------------ ------------- -------------
   Year Ended December 31, 1998:
   Life Insurance
    Individual Life .................. $126,168   $ 55,779     $106,308     $ 30,543      $ 14,983
    West Coast .......................   22,380     63,492       54,617        4,924         5,354
    Acquisitions .....................   96,735    112,154      112,051       18,894        26,717
   Specialty Insurance Products
    Dental and Consumer Benefits .....  191,563     15,245      140,632       10,352        49,913
    Financial Institutions ...........  112,272     25,068       52,629       28,526        48,837
   Retirement Savings and
    Investment Products
    Guaranteed Investment
     Contracts .......................             213,136      178,745          735         2,876
    Investment Products ..............   18,809    105,827       85,045       17,213        14,428
   Corporate and Other ...............      198     13,094          469            1         9,120
                                       --------   --------     --------     --------      --------
     TOTAL ........................... $568,125   $603,795     $730,496     $111,188      $172,228
                                       ========   ========     ========     ========      ========
   Year Ended December 31, 1997:
   Life Insurance
    Individual Life ..................  127,480     54,593      114,678       27,354        18,178
    West Coast .......................   14,122     30,194       28,304          961         6,849
    Acquisitions ..................... $102,635   $110,155     $116,506     $ 16,606      $ 23,016
   Specialty Insurance Products
    Dental and Consumer Benefits .....  151,110     23,810      110,148       15,711        38,572
    Financial Institutions ...........   72,263     16,341       27,643       30,812        20,165
   Retirement Savings and Investment
    Products
    Guaranteed Investment
     Contracts .......................        0    211,915      179,235          618         3,945
    Investment Products ..............   12,367    105,196       82,019       15,110        12,312
   Corporate and Other ...............      229      5,284          339            3         6,833
   Unallocated Realized Investment
    Gains (Losses) ...................        0          0            0            0             0
                                       --------   --------     --------     --------      --------
     TOTAL ........................... $480,206   $557,488     $658,872     $107,175      $129,870
                                       ========   ========     ========     ========      ========
   Year Ended December 31, 1996:
   Life Insurance
    Individual Life ..................  116,710     48,442       96,404       28,393        28,611
    Acquisitions ..................... $106,543   $106,015     $118,181     $ 17,162      $ 24,292
   Specialty Insurance Products
    Dental and Consumer Benefits .....  156,530     16,249      125,797        5,326        43,027
    Financial Institutions ...........   73,422     13,898       42,781       24,900        10,673
   Retirement Savings and Investment
    Products
    Guaranteed Investment
     Contracts .......................        0    214,369      169,927          509         3,840
    Investment Products ..............    8,189     98,719       73,093       14,710        13,197
   Corporate and Other ...............      656      1,089          710            1         4,508
   Unallocated Realized Investment
    Gains (Losses) ...................        0          0            0            0             0
                                       --------   --------     --------     --------      --------
     TOTAL ........................... $462,050   $498,781     $626,893     $ 91,001      $128,148
                                       ========   ========     ========     ========      ========


---------
(1) Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

                          SCHEDULE IV -- REINSURANCE


              PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES


                            (DOLLARS IN THOUSANDS)




                 COL. A                     COL. B         COL. C         COL. D         COL. E        COL. F
--------------------------------------- -------------- -------------- -------------- -------------- -----------
                                                                                                     PERCENTAGE
                                                          CEDED TO        ASSUMED                    OF AMOUNT
                                             GROSS          OTHER       FROM OTHER         NET        ASSUMED
                                            AMOUNT        COMPANIES      COMPANIES       AMOUNT        TO NET
                                        -------------- -------------- -------------- -------------- -----------
  Year Ended December 31, 1998:
   Life insurance in force ............  $91,980,657    $64,846,246    $18,010,434    $45,144,845       39.9%
                                         ===========    ===========    ===========    ===========       ====
  Premiums and policy fees:
   Life insurance .....................  $   537,002    $   294,363    $    87,964    $   330,603       26.6%
   Accident and health insurance ......      361,705        164,852         14,279        211,132        6.8%
   Property and liability insurance ...       26,389                                       26,289        0.0%
                                         -----------                                  -----------
   TOTAL ..............................  $   925,096    $   459,215    $   102,243    $   568,024
                                         ===========    ===========    ===========    ===========
  Year Ended December 31, 1997:
   Life insurance in force ............  $78,240,282    $34,139,554    $11,013,202    $55,113,930       20.0%
                                         ===========    ===========    ===========    ===========       ====
  Premiums and policy fees:
   Life insurance .....................  $   387,108    $   147,184    $    74,738    $   314,662       23.8%
   Accident and health insurance ......      336,575        187,539         10,510        159,546        6.6%
   Property and liability insurance ...        6,139            176             35          5,998        0.6%
                                         -----------    -----------    -----------    -----------
   TOTAL ..............................  $   729,822    $   334,899    $    85,283    $   480,206
                                         ===========    ===========    ===========    ===========
  Year Ended December 31, 1996:
  Life Insurance in force .............  $53,052,020    $18,840,221    $16,275,386    $50,487,185       32.2%
                                         ===========    ===========    ===========    ===========       ====
  Premiums and policy fees:
  Life insurance ......................  $   272,331    $   113,487    $   129,717    $   288,561       45.0%
  Accident and health insurance .......      338,709        194,687         29,467        173,489       17.0%
                                         -----------    -----------    -----------    -----------
  TOTAL ...............................  $   611,040    $   308,174        159,184        462,050
                                         ===========    ===========    ===========    ===========

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

     All required financial statements are included in Part A and Part B of this Registration Statement.


(b) Exhibits:


    1. Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account**


    2. Not applicable


    3. (a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account**


     (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker/dealers++

    4. (a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract****

     (b) Annual Reset Death Benefit Rider****

     (c) Compound Death Benefit Rider****

    5. Form of Contract Applications****

    6. (a) Charter of Protective Life Insurance Company.*

     (b) By-Laws of Protective Life Insurance Company.*

    7. Not applicable

    8. (a) Participation/Distribution Agreement (Protective Investment
     Company)**
     (b) Participation Agreement (Oppenheimer Variable Account Funds)***
     (c) Participation Agreement (MFS Variable Insurance Trust)***
     (d) Participation Agreement (Acacia Capital Corporation)***

     (e) Participation Agreement (Van Eck Worldwide Insurance Trust)++

    9. Opinion and Consent of Steve M. Callaway, Esq.

   10. (a) Consent of Sutherland, Asbill & Brennan, L.L.P.

     (b) Consent of PricewaterhouseCoopers LLP

   11. No financial statements will be omitted from Item 23

   12. Not applicable

   13. Not applicable

   14. Powers of Attorney
---------
  * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

 ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

 *** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.


**** Incorporated herein by reference to the initial filing of the Form N-4
     Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.


 ++ Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR.




NAME AND PRINCIPAL BUSINESS ADDRESS                   POSITION AND OFFICES WITH DEPOSITOR
------------------------------------- ------------------------------------------------------------------
Drayton Nabers, Jr.                   Chairman of the Board, and Director
John D. Johns                         President, and Director
R. Stephen Briggs                     Executive Vice President, Director
Carolyn King                          Senior Vice President, Investment Products, and Director
Deborah J. Long                       Senior Vice President, General Counsel, Secretary, and Director
Jim E. Massengale                     Executive Vice President, Acquisitions, and Director
Steven A. Schultz                     Senior Vice President, Financial Institutions, and Director
Wayne E. Stuenkel                     Senior Vice President and Chief Actuary, and Director
A.S. Williams, III                    Executive Vice President, Investments, Treasurer, and Director
Judy Wilson                           Senior Vice President, Guaranteed Investment Contracts
T. Davis Keyes                        Senior Vice President, Information Services
J. Russell Bailey, Jr.                Vice President, Dental and Consumer Benefits
Michael B. Ballard                    Vice President, Individual Life Marketing
Harvey S. Benjamin                    Vice President, Investment Products Operations
Danny L. Bentley                      Senior Vice President, Dental and Consumer Benefits, and Director
Richard J. Bielen                     Senior Vice President, Investments, and Director
Larry Adams                           Vice President, PPGA Sales
Linda C. Cleveland                    Vice President, Acquisition Administration
Chris T. Calos                        Vice President, Marketing, Dental and Consumer Benefits
Tim W. Carney                         Vice President, MGMD Dental Sales
Jerry W. DeFoor                       Vice President and Controller and Chief Accounting Officer
John B. Deremo                        Vice President, Individual Life Sales
Brent E. Fritz                        Vice President, Individual Life Product Development
Bruce W. Gordon                       Vice President, Marketing, Individual Life
James T. Helton III                   Vice President and Actuary, Dental and Consumer Benefits
Charles (T.O.) McDowell               Vice President, PPGA Sales
William L. McMullen, Jr.              Vice President, Customer Service, Financial Institutions
Lawrence G. Merrill                   Vice President, Investment Products Marketing
Charles Misasi                        Vice President, Network Plans
Edmund P. Perry                       Vice President, Individual Life Sales
Carl E. Price                         Vice President, Direct Marketing, Dental and Consumer Benefits
Charles M. Prior                      Vice President, Investments
T. Michael Presley                    Vice President and Actuary, Financial Institutions
John Sawyer                           Vice President, Equity Marketing, Individual Life
David C. Stevens                      Vice President, Operations, Dental and Consumer Benefits
James M. Styne                        Vice President, Financial Institutions
Carl S. Thigpen                       Vice President, Investments and Assistant Secretary
Alan E. Watson                        Vice President, Individual Life Sales
Thomas W. Willingham                  Vice President, Individual Life Operations and Assistant
                                      Secretary
Banks M. Wood                         Vice President, Sales and Marketing, Financial Institutions


---------

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT


     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Item 10 of Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 1998 (File No. 1-12332) filed with the Commission on March 25, 1999.



ITEM 27. NUMBER OF CONTRACTOWNERS.


     As of the date of this filing, there were 36 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.



ITEM 28. INDEMNIFICATION OF DIRECTORS AND OFFICERS.

     Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

     In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER.

   (a) Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Fund and for the Protective Life Variable Separate Account.

     (b) The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.




NAME AND PRINCIPAL
BUSINESS ADDRESS*           POSITION AND OFFICES   POSITION AND OFFICES WITH REGISTRANT
-------------------------- ---------------------- -------------------------------------
  Briggs, Robert Stephen   President, Chief       Executive Vice President,
                           Executive Officer      Director
                           and Director
  Ballard, Michael B.      Director               Vice President, Individual Life
                                                  Marketing
  Merrill, Lawrence G.     Director               Vice President, Investment
                                                  Products Marketing
  King, Carolyn            Secretary, Chief       Senior Vice President,
                           Compliance Officer     Investment Products
  Callaway, Steve M.       Director               None
  Janet Summey             Assistant Secretary    Assistant Vice President,
                                                  Investment Products
  Bonnie Miller            Assistant Secretary    Assistant Vice President,
                                                  Investment Products


---------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.


ITEM 31. MANAGEMENT SERVICES.

     All management contracts are discussed in Part A or Part B.


ITEM 32. UNDERTAKINGS.

   (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

   (e) Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused the amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 30, 1999.


                       PROTECTIVE VARIABLE ANNUITY
                       SEPARATE ACCOUNT



                       By: /s/  JOHN D. JOHNS

                       ----------------------------------
                           JOHN D. JOHNS, PRESIDENT

                       PROTECTIVE LIFE INSURANCE COMPANY



                       PROTECTIVE LIFE INSURANCE COMPANY



                       By: /s/  JOHN D. JOHNS

                       ----------------------------------
                           JOHN D. JOHNS, PRESIDENT

                       PROTECTIVE LIFE INSURANCE COMPANY

     As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:




               SIGNATURE                              TITLE                     DATE
--------------------------------------  --------------------------------- ---------------
  *                                          Chairman of the Board        April 30, 1999
 ------------------------------------
 DRAYTON NABERS, JR.                    (Principal Executive Officer)
          /s/    JOHN D. JOHNS                     President              April 30, 1999
 ------------------------------------
 JOHN D. JOHNS                          (Principal Financial Officer)
  *                                     Vice President, Controller, and   April 30, 1999
 ------------------------------------
 JERRY W. DEFOOR                        Chief Accounting Officer
                                        (Principal Accounting Officer)
  *                                                 Director              April 30, 1999
 ------------------------------------
 DRAYTON NABERS, JR.
          /s/    JOHN D. JOHNS                      Director              April 30, 1999
 ------------------------------------
 JOHN D. JOHNS
  *                                                 Director              April 30, 1999
 ------------------------------------
 R. STEPHEN BRIGGS
  *                                                 Director              April 30, 1999
 ------------------------------------
 JIM E. MASSENGALE
  *                                                 Director              April 30, 1999
 ------------------------------------
 WAYNE E. STUENKEL
  *                                                 Director              April 30, 1999
 ------------------------------------
 A.S. WILLIAMS III

               SIGNATURE                   TITLE         DATE
--------------------------------------  ---------- ---------------
  *                                      Director  April 30, 1999
 ------------------------------------
 STEVEN A. SCHULTZ
  *                                      Director  April 30, 1999
 ------------------------------------
 DEBORAH J. LONG
  *                                      Director  April 30, 1999
 ------------------------------------
 CAROLYN KING
  *                                      Director  April 30, 1999
 ------------------------------------
 RICHARD J. BIELEN
  *                                      Director  April 30, 1999
 ------------------------------------
 DANNY L. BENTLEY
  *By: /s/    STEVE CALLAWAY
 ------------------------------------
             STEVE CALLAWAY
            ATTORNEY-IN-FACT
